UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file numbers: 811-05742

Name of Fund:  BlackRock Funds

BlackRock Midcap Index Fund

BlackRock MSCI Asia ex Japan Index Fund

BlackRock MSCI World Index Fund

BlackRock Small/Mid Cap Index Fund

BlackRock Total Stock Market Index Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2016

Date of reporting period: 04/30/2016

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2016 (Unaudited)	BlackRock Midcap Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.2%
B/E Aerospace, Inc.	37,111	$1,804,708
Hexcel Corp.	32,702	1,480,420
Huntington Ingalls Industries, Inc.	16,814	2,434,163
L-3 Communications Holdings, Inc.	26,729	3,515,665
Orbital ATK, Inc.	21,166	1,841,442
Rockwell Collins, Inc.	45,733	4,033,193
Spirit Aerosystems Holdings, Inc., Class A (a)	47,676	2,247,923
Textron, Inc.	95,937	3,710,843
TransDigm Group, Inc. (a)	18,432	4,200,100
Triumph Group, Inc.	17,759	642,521

		25,910,978
Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.	50,399	3,576,817
Expeditors International of Washington, Inc.	66,001	3,274,310

		6,851,127
Airlines — 1.1%
Alaska Air Group, Inc.	44,889	3,161,532
Copa Holdings SA, Class A	11,643	742,241
JetBlue Airways Corp. (a)	108,627	2,149,729
Southwest Airlines Co.	231,654	10,334,085
Spirit Airlines, Inc. (a)	25,010	1,098,689
United Continental Holdings, Inc. (a)	124,508	5,703,712

		23,189,988
Auto Components — 1.0%
Allison Transmission Holdings, Inc.	60,737	1,749,833
BorgWarner, Inc.	77,809	2,794,899
Delphi Automotive PLC	99,683	7,339,659
Gentex Corp.	99,478	1,595,627
Goodyear Tire & Rubber Co.	92,513	2,680,102
Lear Corp.	26,108	3,005,814
Visteon Corp.	13,927	1,109,564

		20,275,498
Automobiles — 0.2%
Harley-Davidson, Inc.	66,485	3,179,978
Thor Industries, Inc.	15,804	1,011,772

		4,191,750
Banks — 2.9%
Associated Banc-Corp	52,857	964,112
Bank of Hawaii Corp.	15,065	1,030,597
BankUnited, Inc.	35,302	1,217,919
BOK Financial Corp. (b)	10,204	614,077
CIT Group, Inc.	60,429	2,089,030
Citizens Financial Group, Inc.	107,455	2,455,347
Comerica, Inc.	61,357	2,724,251
Commerce Bancshares, Inc.	30,785	1,441,354

Common Stocks	Shares	Value
Banks (continued)
Cullen/Frost Bankers, Inc.	18,697	$1,196,421
East West Bancorp, Inc.	50,291	1,885,409
Fifth Third Bancorp	279,800	5,123,138
First Horizon National Corp.	80,487	1,133,257
First Niagara Financial Group, Inc.	121,577	1,283,853
First Republic Bank	49,332	3,469,026
Huntington Bancshares, Inc.	278,226	2,798,953
KeyCorp	291,908	3,587,549
M&T Bank Corp.	55,229	6,534,695
PacWest Bancorp	39,613	1,583,728
Popular, Inc.	35,830	1,064,868
Regions Financial Corp.	461,942	4,333,016
Signature Bank (a)	17,595	2,425,119
SunTrust Banks, Inc.	178,470	7,449,338
SVB Financial Group (a)	17,910	1,867,655
Synovus Financial Corp.	45,377	1,413,947
TCF Financial Corp.	59,550	812,262
Zions Bancorporation	70,816	1,948,856

		62,447,777
Beverages — 1.7%
Brown-Forman Corp., Class A	8,889	921,878
Brown-Forman Corp., Class B	41,099	3,958,656
Coca-Cola Enterprises, Inc.	80,753	4,237,917
Constellation Brands, Inc., Class A	56,776	8,860,463
Dr Pepper Snapple Group, Inc.	66,487	6,044,333
Molson Coors Brewing Co., Class B	54,813	5,241,767
Monster Beverage Corp. (a)	51,907	7,486,028

		36,751,042
Biotechnology — 1.1%
Agios Pharmaceuticals, Inc. (a)	8,400	411,180
Alkermes PLC (a)	51,794	2,058,812
Alnylam Pharmaceuticals, Inc. (a)	25,989	1,742,303
BioMarin Pharmaceutical, Inc. (a)	55,650	4,712,442
Bluebird Bio, Inc. (a)	13,011	577,038
Incyte Corp. (a)	54,337	3,926,935
Intercept Pharmaceuticals, Inc. (a)	5,360	807,966
Intrexon Corp. (a)(b)	16,367	437,490
Ionis Pharmaceuticals, Inc. (a)	42,064	1,723,362
Juno Therapeutics, Inc. (a)	4,267	179,598
Medivation, Inc. (a)	54,660	3,159,348
OPKO Health, Inc. (a)(b)	104,406	1,122,365
Puma Biotechnology, Inc. (a)	8,523	261,571
Seattle Genetics, Inc. (a)	36,176	1,283,524
United Therapeutics Corp. (a)	16,067	1,690,248

		24,094,182
Building Products — 0.8%
Allegion PLC	33,075	2,164,759
AO Smith Corp.	25,777	1,990,500
Armstrong Flooring, Inc. (a)	6,364	92,660
Armstrong World Industries, Inc. (a)	12,728	519,430

BLACKROCK MIDCAP INDEX FUND	APRIL 30, 2016	1

Schedule of Investments (continued)	BlackRock Midcap Index Fund

Common Stocks	Shares	Value
Building Products (continued)
Fortune Brands Home & Security, Inc.	55,306	$3,064,505
Lennox International, Inc.	14,064	1,897,937
Masco Corp.	120,744	3,708,048
Owens Corning	40,926	1,885,461
USG Corp. (a)	32,020	864,860

		16,188,160
Capital Markets — 2.0%
Affiliated Managers Group, Inc. (a)	18,975	3,231,822
Ameriprise Financial, Inc.	58,340	5,594,806
Artisan Partners Asset Management, Inc., Class A	11,540	372,857
E*Trade Financial Corp. (a)	100,526	2,531,245
Eaton Vance Corp.	40,232	1,389,211
Federated Investors, Inc., Class B	32,625	1,030,950
Invesco Ltd.	149,238	4,627,870
Lazard Ltd., Class A	42,594	1,535,514
Legg Mason, Inc.	33,623	1,079,635
LPL Financial Holdings, Inc.	26,801	707,546
Northern Trust Corp.	80,720	5,737,578
NorthStar Asset Management Group, Inc.	68,001	845,932
Raymond James Financial, Inc.	44,295	2,310,870
SEI Investments Co.	48,397	2,326,928
T. Rowe Price Group, Inc.	90,490	6,812,992
TD Ameritrade Holding Corp.	92,709	2,765,510
Waddell & Reed Financial, Inc., Class A	27,395	557,214

		43,458,480
Chemicals — 2.3%
Airgas, Inc.	23,557	3,355,459
Albemarle Corp.	38,858	2,570,845
Ashland, Inc.	21,851	2,438,572
Axalta Coating Systems Ltd. (a)	35,005	996,592
Cabot Corp.	21,908	1,068,891
Celanese Corp., Series A	53,084	3,753,039
CF Industries Holdings, Inc.	81,492	2,694,941
Eastman Chemical Co.	51,464	3,930,820
FMC Corp.	46,485	2,010,941
GCP Applied Technologies, Inc. (a)	24,389	539,729
Huntsman Corp.	71,592	1,126,858
International Flavors & Fragrances, Inc.	27,990	3,343,965
Mosaic Co.	120,463	3,371,759
NewMarket Corp.	2,920	1,185,695
Platform Specialty Products Corp. (a)	45,368	467,291
RPM International, Inc.	46,085	2,328,675
Scotts Miracle-Gro Co., Class A	15,484	1,095,958
Sherwin-Williams Co.	28,072	8,065,366
Valspar Corp.	28,163	3,004,711

Common Stocks	Shares	Value
Chemicals (continued)
Westlake Chemical Corp.	14,307	$718,068
WR Grace & Co. (a)	25,331	1,942,381

		50,010,556
Commercial Services & Supplies — 1.5%
ADT Corp.	57,754	2,424,513
Cintas Corp.	31,101	2,792,248
Clean Harbors, Inc. (a)	20,381	1,006,821
Copart, Inc. (a)	40,553	1,737,291
Covanta Holding Corp.	40,992	666,530
Iron Mountain, Inc.	91,450	3,340,669
KAR Auction Services, Inc.	49,349	1,855,522
Pitney Bowes, Inc.	68,539	1,437,263
Republic Services, Inc.	83,900	3,949,173
Rollins, Inc.	33,225	892,756
RR Donnelley & Sons Co.	71,553	1,245,022
Stericycle, Inc. (a)	29,441	2,813,382
Tyco International PLC	145,766	5,614,906
Waste Connections, Inc.	42,922	2,887,792

		32,663,888
Communications Equipment — 1.1%
Arista Networks, Inc. (a)	11,918	793,977
ARRIS International PLC (a)	62,028	1,412,377
Brocade Communications Systems, Inc.	141,736	1,362,083
CommScope Holding Co., Inc. (a)	36,462	1,108,809
EchoStar Corp., Class A (a)	15,855	648,787
F5 Networks, Inc. (a)	24,946	2,613,093
Harris Corp.	42,822	3,426,188
Juniper Networks, Inc.	136,877	3,202,922
Lumentum Holdings, Inc. (a)	15,222	385,117
Motorola Solutions, Inc.	61,288	4,608,245
Palo Alto Networks, Inc. (a)	26,594	4,012,237
Viavi Solutions, Inc. (a)	85,670	557,712

		24,131,547
Construction & Engineering — 0.5%
AECOM (a)	52,861	1,717,454
Chicago Bridge & Iron Co. NV	33,549	1,350,347
Fluor Corp.	47,645	2,604,276
Jacobs Engineering Group, Inc. (a)	43,702	1,948,235
KBR, Inc.	51,165	796,127
Quanta Services, Inc. (a)	52,873	1,254,148

		9,670,587
Construction Materials — 0.5%
Eagle Materials, Inc.	17,281	1,280,868
Martin Marietta Materials, Inc.	22,757	3,851,167
Vulcan Materials Co.	45,991	4,950,011

		10,082,046

2	BLACKROCK MIDCAP INDEX FUND	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Midcap Index Fund

Common Stocks	Shares	Value
Consumer Finance — 0.7%
Ally Financial, Inc. (a)	166,554	$2,966,327
Credit Acceptance Corp. (a)(b)	3,079	604,315
Navient Corp.	122,971	1,681,014
OneMain Holdings, Inc. (a)	17,599	560,000
Santander Consumer USA Holdings, Inc. (a)	30,636	403,476
SLM Corp. (a)	138,371	936,772
Synchrony Financial (a)	289,104	8,837,909

		15,989,813
Containers & Packaging — 1.2%
Aptargroup, Inc.	21,929	1,666,604
Avery Dennison Corp.	31,516	2,288,377
Ball Corp.	47,640	3,400,543
Bemis Co., Inc.	34,014	1,706,823
Crown Holdings, Inc. (a)	48,114	2,548,118
Graphic Packaging Holding Co.	111,665	1,482,911
Owens-Illinois, Inc. (a)	55,876	1,031,471
Packaging Corp. of America	33,972	2,204,103
Sealed Air Corp.	68,408	3,239,803
Silgan Holdings, Inc.	14,396	730,453
Sonoco Products Co.	35,399	1,659,859
WestRock Co.	90,319	3,779,850

		25,738,915
Distributors — 0.4%
Genuine Parts Co.	52,445	5,033,147
LKQ Corp. (a)	104,683	3,355,090

		8,388,237
Diversified Consumer Services — 0.3%
Graham Holdings Co., Class B	1,264	602,347
H&R Block, Inc.	82,260	1,664,942
Service Corp. International	70,661	1,884,529
ServiceMaster Global Holdings, Inc. (a)	35,032	1,342,426

		5,494,244
Diversified Financial Services — 1.9%
CBOE Holdings, Inc.	29,141	1,805,576
FactSet Research Systems, Inc.	14,482	2,183,162
Interactive Brokers Group, Inc., Class A	20,298	771,324
IntercontinentalExchange, Inc.	40,596	9,744,258
Leucadia National Corp.	114,597	1,911,478
Moody’s Corp.	61,565	5,893,002
Morningstar, Inc.	6,956	578,739
MSCI, Inc.	35,614	2,704,527
Nasdaq, Inc.	40,250	2,483,828
S&P Global, Inc.	92,287	9,860,866
Voya Financial, Inc.	72,601	2,357,354

		40,294,114

Common Stocks	Shares	Value
Diversified Telecommunication Services — 0.7%
CenturyLink, Inc.	195,349	$6,046,051
Frontier Communications Corp.	405,486	2,254,502
Level 3 Communications, Inc. (a)	100,346	5,244,082
Zayo Group Holdings, Inc. (a)	49,104	1,274,740

		14,819,375
Electric Utilities — 2.5%
Avangrid, Inc.	18,649	747,825
Edison International	112,976	7,988,533
Entergy Corp.	62,105	4,669,054
Eversource Energy	110,192	6,219,236
FirstEnergy Corp.	146,152	4,763,094
Great Plains Energy, Inc.	54,150	1,691,104
Hawaiian Electric Industries, Inc.	36,841	1,204,332
ITC Holdings Corp.	53,832	2,372,376
OGE Energy Corp.	69,764	2,064,317
Pinnacle West Capital Corp.	38,369	2,787,508
PPL Corp.	231,792	8,724,651
Westar Energy, Inc.	49,011	2,529,458
Xcel Energy, Inc.	175,804	7,037,434

		52,798,922
Electrical Equipment — 0.8%
Acuity Brands, Inc.	15,053	3,671,276
AMETEK, Inc.	83,651	4,022,777
Babcock & Wilcox Enterprises, Inc. (a)	17,389	397,339
Hubbell, Inc.	20,097	2,125,459
Regal-Beloit Corp.	15,589	1,004,243
Rockwell Automation, Inc.	46,592	5,286,794
SolarCity Corp. (a)(b)	21,144	641,086

		17,148,974
Electronic Equipment, Instruments & Components — 1.2%
Amphenol Corp., Class A	107,079	5,978,221
Arrow Electronics, Inc. (a)	33,068	2,053,523
Avnet, Inc.	47,096	1,936,588
CDW Corp.	45,893	1,766,880
Cognex Corp.	29,867	1,061,174
Dolby Laboratories, Inc., Class A	17,673	841,412
Fitbit, Inc., Series A (a)(b)	14,744	269,078
FLIR Systems, Inc.	49,460	1,494,187
Ingram Micro, Inc., Class A	50,796	1,775,320
IPG Photonics Corp. (a)	11,905	1,031,806
Jabil Circuit, Inc.	65,787	1,142,062
Keysight Technologies, Inc. (a)	59,543	1,552,881
National Instruments Corp.	38,571	1,063,402
Trimble Navigation Ltd. (a)	89,961	2,154,566
Zebra Technologies Corp., Class A (a)	17,760	1,111,066

		25,232,166

BLACKROCK MIDCAP INDEX FUND	APRIL 30, 2016	3

Schedule of Investments (continued)	BlackRock Midcap Index Fund

Common Stocks	Shares	Value
Energy Equipment & Services — 1.0%
Diamond Offshore Drilling, Inc.	20,872	$506,355
Dril-Quip, Inc. (a)	13,679	886,673
Ensco PLC, Class A	103,517	1,238,063
FMC Technologies, Inc. (a)	79,931	2,437,096
Frank’s International NV	11,237	187,096
Helmerich & Payne, Inc.	33,495	2,214,689
Nabors Industries Ltd.	114,211	1,119,268
National Oilwell Varco, Inc.	133,719	4,819,233
Noble Corp. PLC	84,142	944,915
Oceaneering International, Inc.	34,011	1,246,503
Patterson-UTI Energy, Inc.	51,075	1,008,731
Rowan Cos. PLC, Class A	44,100	829,521
RPC, Inc.	19,409	293,464
Seadrill Ltd. (a)(b)	127,606	609,957
Superior Energy Services, Inc.	52,989	893,395
Weatherford International PLC (a)	310,240	2,522,251

		21,757,210
Food & Staples Retailing — 0.8%
Rite Aid Corp. (a)	342,545	2,757,487
Sprouts Farmers Market, Inc. (a)	54,197	1,521,310
Sysco Corp.	205,915	9,486,504
Whole Foods Market, Inc.	113,465	3,299,562

		17,064,863
Food Products — 2.9%
Blue Buffalo Pet Products, Inc. (a)	12,647	313,140
Bunge Ltd.	49,690	3,105,625
Campbell Soup Co.	60,425	3,728,827
ConAgra Foods, Inc.	148,172	6,602,544
Flowers Foods, Inc.	59,874	1,147,186
Hain Celestial Group, Inc. (a)	34,857	1,459,114
Hershey Co.	50,490	4,701,124
Hormel Foods Corp.	92,981	3,584,418
Ingredion, Inc.	24,721	2,845,140
J.M. Smucker Co.	41,484	5,267,638
Kellogg Co.	86,625	6,653,666
McCormick & Co., Inc.	44,335	4,157,736
Mead Johnson Nutrition Co.	64,613	5,631,023
Pilgrim’s Pride Corp. (a)	23,444	630,878
Pinnacle Foods, Inc.	40,643	1,730,985
Tyson Foods, Inc., Class A	102,265	6,731,082
WhiteWave Foods Co. (a)	60,642	2,438,415

		60,728,541
Gas Utilities — 0.5%
AGL Resources, Inc.	41,615	2,740,764
Atmos Energy Corp.	35,090	2,545,779
National Fuel Gas Co.	29,871	1,657,840
Questar Corp.	62,066	1,555,995
UGI Corp.	59,882	2,409,652

		10,910,030

Common Stocks	Shares	Value
Health Care Equipment & Supplies — 3.4%
Alere, Inc. (a)	28,889	$1,126,671
Align Technology, Inc. (a)	28,078	2,026,951
Boston Scientific Corp. (a)	465,008	10,192,975
C.R. Bard, Inc.	25,783	5,470,379
Cooper Cos., Inc.	16,738	2,562,253
DENTSPLY SIRONA, Inc.	83,488	4,975,885
DexCom, Inc. (a)	27,654	1,780,365
Edwards Lifesciences Corp. (a)	74,647	7,928,258
Hill-Rom Holdings, Inc.	19,700	952,495
Hologic, Inc. (a)	85,346	2,866,772
IDEXX Laboratories, Inc. (a)	32,493	2,740,785
Intuitive Surgical, Inc. (a)	12,794	8,013,650
ResMed, Inc.	48,847	2,725,663
St. Jude Medical, Inc.	97,467	7,426,985
Teleflex, Inc.	14,434	2,248,528
Varian Medical Systems, Inc. (a)	34,569	2,806,311
Zimmer Biomet Holdings, Inc.	59,090	6,840,849

		72,685,775
Health Care Providers & Services — 2.1%
Acadia Healthcare Co., Inc. (a)	20,652	1,305,000
AmerisourceBergen Corp.	71,237	6,062,269
Brookdale Senior Living, Inc. (a)	63,854	1,178,745
Centene Corp. (a)	57,890	3,586,864
Community Health Systems, Inc. (a)	41,532	792,431
DaVita HealthCare Partners, Inc. (a)	61,188	4,521,793
Envision Healthcare Holdings, Inc. (a)	63,340	1,433,384
Henry Schein, Inc. (a)	29,055	4,901,579
Laboratory Corp. of America Holdings (a)	34,810	4,362,389
LifePoint Hospitals, Inc. (a)	15,348	1,036,911
MEDNAX, Inc. (a)	32,446	2,313,075
Patterson Cos., Inc.	29,346	1,272,149
Premier, Inc., Class A (a)	12,228	413,429
Quest Diagnostics, Inc.	49,789	3,742,639
Tenet Healthcare Corp. (a)	34,618	1,097,044
Universal Health Services, Inc., Class B	31,858	4,258,777
VCA, Inc. (a)	28,831	1,815,488

		44,093,966
Health Care Technology — 0.5%
athenahealth, Inc. (a)	13,447	1,792,485
Cerner Corp. (a)	103,938	5,835,079
IMS Health Holdings, Inc. (a)	45,787	1,219,766
Inovalon Holdings, Inc., Class A (a)	8,785	150,223
Veeva Systems, Inc., Class A (a)	25,427	699,497

		9,697,050

4	BLACKROCK MIDCAP INDEX FUND	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Midcap Index Fund

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure — 2.3%
Aramark	66,757	$2,237,027
Brinker International, Inc.	19,873	920,517
Chipotle Mexican Grill, Inc. (a)	10,759	4,529,216
Choice Hotels International, Inc.	12,752	646,016
Darden Restaurants, Inc.	43,492	2,707,377
Domino’s Pizza, Inc.	17,470	2,111,774
Dunkin’ Brands Group, Inc.	32,586	1,515,249
Extended Stay America, Inc.	20,162	315,535
Hilton Worldwide Holdings, Inc.	179,950	3,967,898
Hyatt Hotels Corp., Class A (a)	11,070	530,032
International Game Technology PLC	30,603	530,656
Marriott International, Inc., Class A	67,868	4,756,868
MGM Resorts International (a)	154,426	3,289,274
Norwegian Cruise Line Holdings Ltd. (a)	45,663	2,232,464
Panera Bread Co., Class A (a)	8,232	1,765,682
Royal Caribbean Cruises Ltd.	59,670	4,618,458
Six Flags Entertainment Corp.	24,512	1,471,946
Starwood Hotels & Resorts Worldwide, Inc.	57,682	4,723,002
Wendy’s Co.	72,097	782,973
Wyndham Worldwide Corp.	38,876	2,758,252
Wynn Resorts Ltd.	28,155	2,486,087

		48,896,303
Household Durables — 1.8%
D.R. Horton, Inc.	113,688	3,417,461
Garmin Ltd.	41,540	1,770,850
GoPro, Inc., Class A (a)	30,407	384,345
Harman International Industries, Inc.	24,737	1,898,812
Leggett & Platt, Inc.	47,639	2,348,126
Lennar Corp., Class A	59,949	2,716,289
Lennar Corp., Class B	3,488	125,429
Mohawk Industries, Inc. (a)	21,392	4,120,741
Newell Brands Inc.	156,252	7,115,716
NVR, Inc. (a)	1,408	2,339,096
PulteGroup, Inc.	122,657	2,255,662
Tempur Sealy International, Inc. (a)	20,873	1,266,365
Toll Brothers, Inc. (a)	61,432	1,677,094
TopBuild Corp. (a)	13,007	406,079
Tupperware Brands Corp.	17,296	1,004,379
Whirlpool Corp.	27,244	4,744,270

		37,590,714
Household Products — 0.6%
Church & Dwight Co., Inc.	45,415	4,209,970
Clorox Co.	45,498	5,697,715
Energizer Holdings, Inc.	21,647	941,428
Spectrum Brands Holdings, Inc.	8,796	999,226

		11,848,339

Common Stocks	Shares	Value
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	235,632	$2,629,653
Calpine Corp. (a)	129,525	2,043,904
NRG Energy, Inc.	110,986	1,675,889
TerraForm Power, Inc., Class A (a)	20,582	219,816

		6,569,262
Industrial Conglomerates — 0.5%
BWX Technologies, Inc.	36,580	1,221,406
Carlisle Cos., Inc.	22,554	2,298,253
Roper Technologies, Inc.	34,850	6,136,736

		9,656,395
Insurance — 4.4%
Alleghany Corp. (a)	5,548	2,892,061
Allied World Assurance Co. Holdings AG	32,747	1,165,138
American Financial Group, Inc.	24,341	1,682,206
American National Insurance Co.	2,876	333,961
AmTrust Financial Services, Inc.	28,965	719,780
Aon PLC	97,788	10,279,475
Arch Capital Group Ltd. (a)	43,172	3,043,194
Arthur J Gallagher & Co.	58,278	2,683,119
Aspen Insurance Holdings Ltd.	21,343	989,248
Assurant, Inc.	22,960	1,941,727
Assured Guaranty Ltd.	48,275	1,248,874
Axis Capital Holdings Ltd.	34,043	1,813,471
Brown & Brown, Inc.	39,405	1,383,510
Cincinnati Financial Corp.	57,182	3,774,584
CNA Financial Corp.	9,141	288,856
Endurance Specialty Holdings Ltd.	21,173	1,354,649
Erie Indemnity Co., Class A	8,549	806,940
Everest Re Group Ltd.	15,450	2,856,705
FNF Group	97,389	3,106,709
Genworth Financial, Inc., Class A (a)	158,102	542,290
Hanover Insurance Group, Inc.	15,078	1,293,089
Hartford Financial Services Group, Inc.	137,494	6,101,984
Lincoln National Corp.	85,425	3,711,716
Loews Corp.	98,133	3,893,917
Markel Corp. (a)	4,851	4,361,583
Mercury General Corp.	1,974	104,425
Old Republic International Corp.	91,754	1,696,531
Principal Financial Group, Inc.	102,022	4,354,299
ProAssurance Corp.	19,064	909,925
Progressive Corp.	203,739	6,641,891
Reinsurance Group of America, Inc.	23,006	2,190,631
RenaissanceRe Holdings Ltd.	15,515	1,720,769
Torchmark Corp.	43,770	2,533,845
Unum Group	86,051	2,943,805
Validus Holdings Ltd.	28,807	1,327,715
W.R. Berkley Corp.	34,061	1,907,416

BLACKROCK MIDCAP INDEX FUND	APRIL 30, 2016	5

Schedule of Investments (continued)	BlackRock Midcap Index Fund

Common Stocks	Shares	Value
Insurance (continued)
White Mountains Insurance Group Ltd.	1,925	$1,597,750
XL Group PLC	106,363	3,481,261

		93,679,049
Internet & Catalog Retail — 0.7%
Expedia, Inc.	40,979	4,744,139
Groupon, Inc. (a)	150,686	545,483
Liberty Interactive Corp QVC Group, Series A (a)	170,192	4,459,030
Liberty Ventures, Series A (a)	49,583	1,983,320
TripAdvisor, Inc. (a)	38,857	2,509,774

		14,241,746
Internet Software & Services — 1.0%
Akamai Technologies, Inc. (a)	61,829	3,152,661
CoStar Group, Inc. (a)	11,264	2,222,500
GoDaddy, Inc., Class A (a)	7,926	240,712
IAC/InterActiveCorp	25,196	1,167,582
LendingClub Corp. (a)	23,161	182,972
LinkedIn Corp., Class A (a)	37,925	4,752,382
Match Group, Inc. (a)(b)	11,955	136,287
Pandora Media, Inc. (a)	75,473	749,447
Rackspace Hosting, Inc. (a)	40,369	923,239
Twitter, Inc. (a)	195,785	2,862,377
VeriSign, Inc. (a)	33,627	2,905,373
Yelp, Inc. (a)	22,082	463,722
Zillow Group, Inc., Class A (a)(b)	14,740	368,795
Zillow Group, Inc., Class C (a)(b)	31,147	748,774

		20,876,823
IT Services — 3.3%
Alliance Data Systems Corp. (a)	21,510	4,373,198
Amdocs Ltd.	53,692	3,035,746
Black Knight Financial Services, Inc., Class A (a)	6,729	215,193
Booz Allen Hamilton Holding Corp.	35,167	969,554
Broadridge Financial Solutions, Inc.	41,604	2,489,583
Computer Sciences Corp.	48,952	1,621,780
CoreLogic, Inc. (a)	31,153	1,105,308
CSRA, Inc.	47,502	1,233,152
DST Systems, Inc.	11,812	1,425,472
Fidelity National Information Services, Inc.	98,281	6,466,890
First Data Corp., Class A (a)	63,413	722,274
Fiserv, Inc. (a)	77,387	7,562,258
FleetCor Technologies, Inc. (a)	31,860	4,928,105
Gartner, Inc. (a)	28,819	2,512,152
Genpact Ltd. (a)	54,022	1,506,674
Global Payments, Inc.	54,640	3,943,915
Jack Henry & Associates, Inc.	28,428	2,303,521
Leidos Holdings, Inc.	22,973	1,139,691

Common Stocks	Shares	Value
IT Services (continued)
Paychex, Inc.	112,566	$5,866,940
Sabre Corp.	39,104	1,132,061
Square, Inc., Class A (a)(b)	10,407	154,960
Teradata Corp. (a)	45,551	1,152,440
Total System Services, Inc.	57,342	2,932,470
Vantiv, Inc., Class A (a)	49,788	2,715,437
VeriFone Systems, Inc. (a)	39,160	1,114,494
Western Union Co.	178,820	3,576,400
WEX, Inc. (a)	13,341	1,260,591
Xerox Corp.	350,675	3,366,480

		70,826,739
Leisure Products — 0.5%
Brunswick Corp.	31,496	1,512,753
Hasbro, Inc.	38,671	3,273,113
Mattel, Inc.	117,443	3,651,303
Polaris Industries, Inc.	23,061	2,257,211
Vista Outdoor, Inc. (a)	21,938	1,052,585

		11,746,965
Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc.	115,439	4,723,764
Bio-Rad Laboratories, Inc., Class A (a)	7,161	1,015,788
Bio-Techne Corp.	12,728	1,185,995
Bruker Corp.	38,286	1,083,494
Charles River Laboratories International, Inc. (a)	16,239	1,287,265
Mettler-Toledo International, Inc. (a)	9,703	3,473,189
PerkinElmer, Inc.	39,318	1,982,413
QIAGEN NV (a)	80,867	1,816,273
Quintiles Transnational Holdings, Inc. (a)	27,580	1,904,951
VWR Corp. (a)	10,252	273,113
Waters Corp. (a)	28,686	3,733,770

		22,480,015
Machinery — 3.3%
AGCO Corp.	25,840	1,381,665
Colfax Corp. (a)	34,824	1,129,342
Crane Co.	16,799	933,520
Donaldson Co., Inc.	46,314	1,513,542
Dover Corp.	55,269	3,631,173
Flowserve Corp.	46,592	2,274,155
Graco, Inc.	19,074	1,495,211
IDEX Corp.	26,928	2,205,403
Ingersoll-Rand PLC	91,590	6,002,809
ITT Corp.	30,681	1,177,230
Joy Global, Inc.	34,731	739,770
Kennametal, Inc.	28,408	664,179
Lincoln Electric Holdings, Inc.	25,629	1,606,169
Manitowoc Co., Inc.	44,256	252,259

6	BLACKROCK MIDCAP INDEX FUND	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Midcap Index Fund

Common Stocks	Shares	Value
Machinery (continued)
Manitowoc Foodservice, Inc. (a)	48,320	$725,283
Middleby Corp. (a)	19,881	2,179,753
Nordson Corp.	20,167	1,547,414
Oshkosh Corp.	25,423	1,241,914
PACCAR, Inc.	122,654	7,225,547
Parker Hannifin Corp.	47,932	5,561,071
Pentair PLC	62,132	3,608,627
Snap-on, Inc.	20,105	3,202,324
SPX Corp.	15,076	242,724
SPX FLOW, Inc. (a)	13,336	399,547
Stanley Black & Decker, Inc.	53,229	5,957,390
Terex Corp.	36,830	879,869
Timken Co.	25,253	899,764
Toro Co.	19,541	1,689,319
Trinity Industries, Inc.	53,700	1,047,687
Valmont Industries, Inc.	8,162	1,145,782
WABCO Holdings, Inc. (a)	18,905	2,120,385
Wabtec Corp.	32,552	2,699,537
Xylem, Inc.	62,707	2,619,898

		70,000,262
Marine — 0.1%
Kirby Corp. (a)	19,148	1,222,025
Media — 2.2%
AMC Networks, Inc., Class A (a)	20,399	1,330,627
Cable One, Inc.	1,271	583,338
Cablevision Systems Corp., New York Group, Class A	70,190	2,343,644
Charter Communications, Inc., Class A (a)	25,961	5,509,963
Cinemark Holdings, Inc.	39,378	1,364,448
Clear Channel Outdoor Holdings, Inc., Class A	14,126	72,184
Discovery Communications, Inc., Class A (a)	55,029	1,502,842
Discovery Communications, Inc., Class C (a)	87,392	2,340,358
Gannett Co., Inc.	40,732	686,334
Interpublic Group of Cos., Inc.	143,088	3,282,439
John Wiley & Sons, Inc., Class A	16,299	808,267
Liberty Braves Group, Class A (a)	3,555	55,600
Liberty Braves Group, Class C (a)	6,753	100,755
Liberty Broadband Corp., Class A (a)	9,586	549,470
Liberty Broadband Corp., Class C (a)	22,785	1,304,441
Liberty Media Group, Class A (a)	8,889	162,669
Liberty Media Group, Class C (a)	16,884	303,912
Liberty SiriusXM Group, Class A (a)	35,559	1,165,268
Liberty SiriusXM Group, Class C (a)	69,816	2,235,508
Lions Gate Entertainment Corp.	33,981	754,378
Live Nation Entertainment, Inc. (a)	50,049	1,075,053

Common Stocks	Shares	Value
Media (continued)
Madison Square Garden Co., Class A (a)	7,079	$1,111,261
MSG Networks, Inc., Class A (a)	19,985	341,544
News Corp., Class A	135,714	1,685,568
News Corp., Class B	39,301	509,341
Omnicom Group, Inc.	84,721	7,029,301
Regal Entertainment Group, Class A	29,892	623,248
Scripps Networks Interactive, Inc., Class A	31,852	1,985,972
Sirius XM Holdings, Inc. (a)	740,771	2,926,045
Starz, Class A (a)	30,510	830,177
TEGNA, Inc.	79,117	1,848,173
Tribune Media Co., Class A	27,796	1,071,536

		47,493,664
Metals & Mining — 1.5%
Alcoa, Inc.	453,606	5,066,779
Allegheny Technologies, Inc.	39,279	641,819
Compass Minerals International, Inc.	11,764	881,829
Freeport-McMoRan, Inc.	434,000	6,076,000
Newmont Mining Corp.	183,603	6,420,597
Nucor Corp.	110,409	5,496,160
Reliance Steel & Aluminum Co.	26,000	1,923,220
Royal Gold, Inc.	22,329	1,398,242
Steel Dynamics, Inc.	84,225	2,123,312
Tahoe Resources, Inc.	77,048	1,088,688
United States Steel Corp.	50,777	970,349

		32,086,995
Multi-Utilities — 2.9%
Alliant Energy Corp.	39,204	2,764,666
Ameren Corp.	84,080	4,035,840
CenterPoint Energy, Inc.	148,922	3,194,377
CMS Energy Corp.	95,912	3,901,700
Consolidated Edison, Inc.	101,580	7,577,868
DTE Energy Co.	62,172	5,543,256
MDU Resources Group, Inc.	66,567	1,335,334
NiSource, Inc.	109,799	2,493,535
Public Service Enterprise Group, Inc.	175,375	8,090,049
SCANA Corp.	49,555	3,403,933
Sempra Energy	85,851	8,872,701
TECO Energy, Inc.	81,570	2,265,199
Vectren Corp.	29,393	1,435,848
WEC Energy Group, Inc.	109,582	6,378,768

		61,293,074
Multiline Retail — 1.2%
Dillard’s, Inc., Class A	6,912	486,950
Dollar General Corp.	99,288	8,132,680
Dollar Tree, Inc. (a)	79,809	6,361,575

BLACKROCK MIDCAP INDEX FUND	APRIL 30, 2016	7

Schedule of Investments (continued)	BlackRock Midcap Index Fund

Common Stocks	Shares	Value
Multiline Retail (continued)
JC Penney Co., Inc. (a)	104,543	$970,159
Kohl’s Corp.	65,700	2,910,510
Macy’s, Inc.	108,968	4,314,043
Nordstrom, Inc.	44,097	2,254,680
Sears Holdings Corp. (a)(b)	4,476	73,295

		25,503,892
Oil, Gas & Consumable Fuels — 4.1%
Antero Resources Corp. (a)	24,853	703,340
Cabot Oil & Gas Corp.	161,591	3,781,229
California Resources Corp.	142,742	314,032
Cheniere Energy, Inc. (a)	82,171	3,194,809
Chesapeake Energy Corp. (a)	207,614	1,426,308
Cimarex Energy Co.	32,961	3,588,794
Cobalt International Energy, Inc. (a)	124,009	400,549
Columbia Pipeline Group, Inc.	138,310	3,543,502
Concho Resources, Inc. (a)	44,943	5,221,028
CONSOL Energy, Inc.	79,575	1,197,604
Continental Resources, Inc. (a)	30,051	1,119,700
CVR Energy, Inc.	5,266	127,859
Denbury Resources, Inc.	128,575	496,300
Diamondback Energy, Inc. (a)	24,985	2,163,201
Energen Corp.	33,631	1,428,981
EP Energy Corp., Class A (a)	12,601	61,871
EQT Corp.	52,988	3,714,459
Golar LNG Ltd.	32,124	532,616
Gulfport Energy Corp. (a)	43,655	1,366,402
Hess Corp.	95,920	5,718,750
HollyFrontier Corp.	63,506	2,260,814
Kosmos Energy Ltd. (a)	52,854	342,494
Laredo Petroleum, Inc. (a)	45,334	552,168
Marathon Oil Corp.	292,935	4,127,454
Memorial Resource Development Corp. (a)	33,637	439,972
Murphy Oil Corp.	62,548	2,235,466
Murphy USA, Inc. (a)	14,713	844,820
Newfield Exploration Co. (a)	69,121	2,505,636
Noble Energy, Inc.	149,189	5,387,215
ONEOK, Inc.	72,409	2,617,585
PBF Energy, Inc., Class A	33,365	1,073,686
Pioneer Natural Resources Co.	56,158	9,327,844
QEP Resources, Inc.	74,801	1,341,182
Range Resources Corp.	58,858	2,596,226
SM Energy Co.	23,112	720,170
Southwestern Energy Co. (a)	133,301	1,790,232
Targa Resources Corp.	56,028	2,266,893
Teekay Corp.	16,686	186,883
Tesoro Corp.	43,680	3,480,859
Whiting Petroleum Corp. (a)	69,005	828,060
World Fuel Services Corp.	24,709	1,154,652
WPX Energy, Inc. (a)	83,423	805,866

		86,987,511

Common Stocks	Shares	Value
Paper & Forest Products — 0.3%
Domtar Corp.	22,247	$859,624
International Paper Co.	145,639	6,301,800

		7,161,424
Personal Products — 0.3%
Avon Products, Inc.	146,000	687,660
Coty, Inc., Class A (b)	27,039	821,986
Edgewell Personal Care Co.	21,201	1,739,966
Herbalife Ltd. (a)	24,849	1,439,999
Nu Skin Enterprises, Inc., Class A	20,708	844,265

		5,533,876
Pharmaceuticals — 1.0%
Akorn, Inc. (a)	27,916	710,462
Endo International PLC (a)	78,529	2,120,283
Jazz Pharmaceuticals PLC (a)	21,220	3,197,854
Mallinckrodt PLC (a)	40,577	2,536,874
Perrigo Co. PLC	50,765	4,907,453
Zoetis, Inc.	173,505	8,159,940

		21,632,866
Professional Services — 1.2%
Dun & Bradstreet Corp.	12,321	1,360,362
Equifax, Inc.	41,316	4,968,249
IHS, Inc., Class A (a)	23,860	2,939,075
ManpowerGroup, Inc.	25,514	1,965,343
Nielsen Holdings PLC	127,686	6,657,548
Robert Half International, Inc.	46,908	1,797,045
TransUnion (a)	11,097	332,355
Verisk Analytics, Inc. (a)	58,710	4,554,722

		24,574,699
Real Estate Investment Trusts (REITs) — 9.6%
Alexandria Real Estate Equities, Inc.	24,964	2,320,404
American Campus Communities, Inc.	45,212	2,023,237
American Capital Agency Corp.	118,034	2,168,285
American Homes 4 Rent, Class A	71,812	1,136,066
Annaly Capital Management, Inc.	325,663	3,393,408
Apartment Investment & Management Co., Class A	54,069	2,166,004
Apple Hospitality REIT, Inc.	60,085	1,137,409
AvalonBay Communities, Inc.	45,853	8,106,352
Boston Properties, Inc.	53,142	6,847,878
Brandywine Realty Trust	62,677	937,021
Brixmor Property Group, Inc.	61,170	1,544,543
Camden Property Trust	30,047	2,425,694
Care Capital Properties, Inc.	29,110	776,364
CBL & Associates Properties, Inc.	59,595	696,070
Chimera Investment Corp.	65,887	935,595
Columbia Property Trust, Inc.	43,531	970,741

8	BLACKROCK MIDCAP INDEX FUND	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Midcap Index Fund

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Communications Sales & Leasing, Inc.	41,902	$973,383
Corporate Office Properties Trust	33,095	849,880
Corrections Corp. of America	39,976	1,216,070
Crown Castle International Corp.	115,786	10,059,488
DDR Corp.	105,590	1,847,825
Digital Realty Trust, Inc.	50,774	4,467,097
Douglas Emmett, Inc.	51,442	1,669,293
Duke Realty Corp.	119,444	2,612,240
Empire State Realty Trust, Inc., Class A	39,645	733,829
Equinix, Inc.	23,758	7,848,455
Equity Commonwealth (a)	44,334	1,237,362
Equity Lifestyle Properties, Inc.	29,304	2,007,031
Essex Property Trust, Inc.	22,662	4,995,838
Extra Space Storage, Inc.	42,651	3,623,202
Federal Realty Investment Trust	23,805	3,620,264
Forest City Realty Trust, Inc., Class A	73,892	1,535,476
Four Corners Property Trust, Inc.	20,681	367,088
Gaming and Leisure Properties, Inc.	56,304	1,846,208
General Growth Properties, Inc.	200,162	5,610,541
HCP, Inc.	159,737	5,403,903
Healthcare Trust of America, Inc., Class A	46,981	1,357,281
Hospitality Properties Trust	51,698	1,322,952
Host Hotels & Resorts, Inc.	261,614	4,138,733
Kilroy Realty Corp.	30,699	1,989,602
Kimco Realty Corp.	142,880	4,017,786
Lamar Advertising Co., Class A	28,353	1,759,020
Liberty Property Trust	52,327	1,826,212
Macerich Co.	51,588	3,924,815
MFA Financial, Inc.	129,252	893,131
Mid-America Apartment Communities, Inc.	26,132	2,501,094
National Retail Properties, Inc.	48,834	2,136,976
NorthStar Realty Europe Corp.	21,685	258,702
NorthStar Realty Finance Corp.	61,202	782,774
Omega Healthcare Investors, Inc.	63,349	2,139,296
Outfront Media, Inc.	47,593	1,032,292
Paramount Group, Inc.	61,852	1,032,928
Piedmont Office Realty Trust, Inc., Class A	50,458	1,004,619
Post Properties, Inc.	18,767	1,076,475
Prologis, Inc.	181,555	8,244,413
Rayonier, Inc.	43,908	1,083,649
Realty Income Corp.	86,582	5,125,654
Regency Centers Corp.	32,632	2,404,978
Retail Properties of America, Inc., Class A	80,937	1,294,183
Senior Housing Properties Trust	80,448	1,414,276
SL Green Realty Corp.	34,371	3,611,705

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Spirit Realty Capital, Inc.	165,398	$1,890,499
Starwood Property Trust, Inc.	80,713	1,562,604
Tanger Factory Outlet Centers, Inc.	32,870	1,153,080
Taubman Centers, Inc.	21,327	1,481,160
Two Harbors Investment Corp.	126,874	993,423
UDR, Inc.	89,688	3,131,905
Ventas, Inc.	114,601	7,119,014
VEREIT, Inc.	313,392	2,782,921
Vornado Realty Trust	65,154	6,237,192
Weingarten Realty Investors	43,583	1,609,084
Welltower, Inc.	121,475	8,432,795
Weyerhaeuser Co.	276,813	8,891,234
WP Carey, Inc.	36,222	2,212,802
WP GLIMCHER, Inc.	66,380	696,326

		204,677,129
Real Estate Management & Development — 0.4%
CBRE Group, Inc., Class A (a)	98,961	2,932,214
Howard Hughes Corp. (a)	13,521	1,422,004
Jones Lang LaSalle, Inc.	15,679	1,805,750
Realogy Holdings Corp. (a)	51,179	1,829,138

		7,989,106
Road & Rail — 0.7%
AMERCO, Inc.	2,553	898,656
Avis Budget Group, Inc. (a)	34,886	875,638
Genesee & Wyoming, Inc., Class A (a)	19,427	1,264,892
Hertz Global Holdings, Inc. (a)	137,728	1,275,361
JB Hunt Transport Services, Inc.	31,753	2,631,689
Kansas City Southern	38,137	3,613,481
Landstar System, Inc.	15,389	1,008,749
Old Dominion Freight Line, Inc. (a)	24,486	1,617,300
Ryder System, Inc.	18,328	1,263,166

		14,448,932
Semiconductors & Semiconductor Equipment — 2.7%
Analog Devices, Inc.	108,846	6,130,207
Applied Materials, Inc.	398,686	8,161,102
Cree, Inc. (a)	35,568	871,772
Cypress Semiconductor Corp.	115,007	1,038,513
First Solar, Inc. (a)	26,511	1,480,374
KLA-Tencor Corp.	55,560	3,885,866
Lam Research Corp.	54,999	4,201,924
Linear Technology Corp.	83,183	3,699,980
Marvell Technology Group Ltd.	153,125	1,528,187
Maxim Integrated Products, Inc.	98,660	3,524,135
Microchip Technology, Inc.	76,096	3,697,505
NVIDIA Corp.	186,779	6,636,258
ON Semiconductor Corp. (a)	146,124	1,383,794
Qorvo, Inc. (a)	49,040	2,208,271
Skyworks Solutions, Inc.	66,301	4,430,233
SunPower Corp. (a)	17,776	358,009

BLACKROCK MIDCAP INDEX FUND	APRIL 30, 2016	9

Schedule of Investments (continued)	BlackRock Midcap Index Fund

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Teradyne, Inc.	72,700	$1,374,757
Xilinx, Inc.	89,845	3,870,523

		58,481,410
Software — 3.5%
Activision Blizzard, Inc.	175,150	6,037,421
Allscripts Healthcare Solutions, Inc. (a)	63,379	849,279
ANSYS, Inc. (a)	31,171	2,829,392
Atlassian Corp. PLC, Class A (a)	8,553	198,173
Autodesk, Inc. (a)	78,966	4,723,746
CA, Inc.	103,760	3,077,522
Cadence Design Systems, Inc. (a)	101,717	2,358,817
CDK Global, Inc.	55,683	2,648,840
Citrix Systems, Inc. (a)	55,624	4,552,268
Electronic Arts, Inc. (a)	109,206	6,754,391
FireEye, Inc. (a)	48,352	838,907
Fortinet, Inc. (a)	48,596	1,579,856
Intuit, Inc.	89,129	8,992,225
NetSuite, Inc. (a)	13,932	1,129,049
Nuance Communications, Inc. (a)	88,824	1,525,996
PTC, Inc. (a)	39,279	1,432,112
Red Hat, Inc. (a)	63,589	4,665,525
ServiceNow, Inc. (a)	53,354	3,813,744
Splunk, Inc. (a)	45,933	2,387,597
SS&C Technologies Holdings, Inc.	28,423	1,738,067
Symantec Corp.	236,008	3,928,353
Synopsys, Inc. (a)	53,836	2,558,287
Tableau Software, Inc., Class A (a)	17,385	898,805
Ultimate Software Group, Inc. (a)	9,963	1,958,626
Workday, Inc., Class A (a)	36,743	2,754,990
Zynga, Inc., Class A (a)	249,729	594,355

		74,826,343
Specialty Retail — 3.8%
Aaron’s, Inc.	21,071	552,271
Advance Auto Parts, Inc.	25,340	3,955,574
AutoNation, Inc. (a)	23,683	1,199,544
AutoZone, Inc. (a)	10,826	8,284,380
Bed Bath & Beyond, Inc. (a)	57,617	2,720,675
Best Buy Co., Inc.	96,508	3,095,977
Cabela’s, Inc. (a)	16,415	856,042
CarMax, Inc. (a)	67,697	3,584,556
CST Brands, Inc.	26,547	1,002,680
Dick’s Sporting Goods, Inc.	31,230	1,447,198
DSW, Inc., Class A	23,836	585,650
Foot Locker, Inc.	48,400	2,973,696
GameStop Corp., Class A	36,784	1,206,515
Gap, Inc.	80,273	1,860,728
GNC Holdings, Inc., Class A	28,150	685,734
L Brands, Inc.	85,751	6,713,446
Michaels Cos., Inc. (a)	22,586	642,120
O’Reilly Automotive, Inc. (a)	35,020	9,199,054

Common Stocks	Shares	Value
Specialty Retail (continued)
Office Depot, Inc. (a)	189,704	$1,115,459
Penske Automotive Group, Inc.	13,839	541,520
Ross Stores, Inc.	143,514	8,148,725
Sally Beauty Holdings, Inc. (a)	51,254	1,609,376
Signet Jewelers Ltd.	27,782	3,016,014
Staples, Inc.	221,432	2,258,606
Tiffany & Co.	39,014	2,783,649
Tractor Supply Co.	47,259	4,473,537
Ulta Salon Cosmetics & Fragrance, Inc. (a)	22,276	4,639,645
Urban Outfitters, Inc. (a)	30,212	916,028
Williams-Sonoma, Inc.	31,869	1,873,260

		81,941,659
Technology Hardware, Storage & Peripherals — 0.6%
3D Systems Corp. (a)	37,800	668,682
Lexmark International, Inc., Class A	21,556	832,062
NCR Corp. (a)	45,447	1,322,053
NetApp, Inc.	102,136	2,414,495
SanDisk Corp.	72,112	5,417,774
Western Digital Corp.	77,860	3,181,749

		13,836,815
Textiles, Apparel & Luxury Goods — 1.3%
Carter’s, Inc.	18,279	1,949,821
Coach, Inc.	95,691	3,853,476
Fossil Group, Inc. (a)	15,167	614,263
Hanesbrands, Inc.	139,122	4,038,712
Kate Spade & Co. (a)	43,975	1,131,477
lululemon athletica, Inc. (a)	38,652	2,533,639
Michael Kors Holdings Ltd. (a)	63,815	3,296,683
PVH Corp.	28,623	2,736,359
Ralph Lauren Corp.	20,845	1,942,962
Skechers U.S.A., Inc., Class A (a)	41,752	1,379,904
Under Armour, Inc., Class A (a)	61,914	2,720,501
Under Armour, Inc., Class C (a)	61,854	2,523,643

		28,721,440
Thrifts & Mortgage Finance — 0.2%
New York Community Bancorp, Inc.	166,636	2,504,539
People’s United Financial, Inc.	108,229	1,677,550
TFS Financial Corp.	24,930	446,247

		4,628,336
Trading Companies & Distributors — 0.9%
Air Lease Corp.	35,291	1,075,670
Fastenal Co.	101,846	4,765,374
GATX Corp.	14,270	655,564
HD Supply Holdings, Inc. (a)	59,249	2,031,056
MSC Industrial Direct Co., Inc., Class A	16,313	1,264,257
NOW, Inc. (a)	38,376	693,071
United Rentals, Inc. (a)	31,521	2,109,700

10	BLACKROCK MIDCAP INDEX FUND	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Midcap Index Fund

Common Stocks	Shares	Value
Trading Companies & Distributors (continued)
W.W. Grainger, Inc.	21,746	$5,099,872
Watsco, Inc.	8,931	1,200,952
WESCO International, Inc. (a)	15,467	909,305

		19,804,821
Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	24,313	1,711,392
Water Utilities — 0.3%
American Water Works Co., Inc.	62,389	4,539,423
Aqua America, Inc.	61,827	1,957,443

		6,496,866
Wireless Telecommunication Services — 0.3%
SBA Communications Corp., Class A (a)	44,878	4,624,229
Sprint Corp. (a)(b)	258,336	886,092
Telephone & Data Systems, Inc.	32,729	967,797
United States Cellular Corp. (a)	4,586	195,547

		6,673,665
Total Long-Term Investments (Cost — $2,024,095,253) — 98.1%		2,088,900,353

Short-Term Securities	Beneficial Interest (000)	Value
BlackRock Liquidity Series, LLC, Money Market Series, 0.55% (c)(d)(e)	$5,817	$5,816,910

	Shares
BlackRock Premier Government Institutional Fund, 0.17% (c)(d)	87,382,950	87,382,950
Total Short-Term Securities (Cost — $93,199,860) — 4.4%		93,199,860
Total Investments (Cost — $2,117,295,113*) — 102.5%		2,182,100,213
Liabilities in Excess of Other Assets — (2.5)%		(53,782,738)

Net Assets — 100.0%		$2,128,317,475

*	As of April 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,117,295,074

Gross unrealized appreciation	$160,486,121
Gross unrealized depreciation	(95,680,982)

Net unrealized appreciation	$64,805,139

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the period ended April 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at July 31, 2015	Net Activity		Shares/Beneficial Interest Held at April 30, 2016	Income
BlackRock Liquidity Series, LLC, Money Market Series	—	$5,816,910	[1]	$5,816,910	$421,443	[2]
BlackRock Premier Government Institutional Fund[3]	—	87,382,950	[1]	87,382,950	55,788
Total				93,199,860	$477,231

[1] Represents net shares/beneficial interest purchased.

[2] Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Formerly FFI Premier Institutional Fund.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

BLACKROCK MIDCAP INDEX FUND	APRIL 30, 2016	11

Schedule of Investments (continued)	BlackRock Midcap Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
107	S&P 500 E-Mini Index	June 2016	$11,016,185	$(64,456)
198	S&P MidCap 400 E-Mini Index	June 2016	$28,874,340	149,267
Total				$84,811

Portfolio Abbreviations

CBOE	Chicago Board Options Exchange
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
S&P	Standard and Poor’s

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

12	BLACKROCK MIDCAP INDEX FUND	APRIL 30, 2016

Schedule of Investments (concluded)	BlackRock Midcap Index Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Investments:
Common Stocks[1]	$2,088,900,353	—	—	$2,088,900,353
Short-Term Securities	87,382,950	$5,816,910	—	93,199,860

Total	$2,176,283,303	$5,816,910	—	$2,182,100,213

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity Contracts	$149,267	—	—	$149,267
Liabilities:
Equity Contracts	(64,456)	—	—	(64,456)

Total	$84,811	—	—	$84,811

[1] See above Schedule of Investments for values in each sector.
[2] Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$4,529,650	—	—	$4,529,650
Liabilities:
Collateral on securities loaned at value	—	$(5,816,910)	—	(5,816,910)

Total	$4,529,650	$(5,816,910)	—	$(1,287,260)

During the period ended April 30, 2016, there were no transfers between levels.

BLACKROCK MIDCAP INDEX FUND	APRIL 30, 2016	13

Schedule of Investments April 30, 2016 (Unaudited)	BlackRock MSCI Asia ex Japan Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
China — 22.3%
58.com, Inc. — ADR (a)	168	$9,181
AAC Technologies Holdings, Inc.	3,000	20,823
Agricultural Bank of China Ltd., Class H	135,000	48,723
Air China Ltd., Class H	6,000	4,543
Alibaba Group Holding Ltd. — SP ADR (a)	2,614	201,121
Aluminum Corp. of China Ltd., Class H (a)	12,000	4,012
Anhui Conch Cement Co., Ltd., Class H	5,500	14,493
ANTA Sports Products Ltd.	5,000	12,736
AviChina Industry & Technology Co. Ltd., Class H	8,000	5,576
Baidu, Inc. — ADR (a)	649	126,101
Bank of China Ltd., Class H	416,000	168,436
Bank of Communications Co. Ltd., Class H	53,000	33,404
Beijing Capital International Airport Co. Ltd., Class H	8,000	8,583
Byd Co. Ltd., Class H (a)	2,500	14,620
CGN Power Co. Ltd. (b)	26,000	8,297
China Cinda Asset Management Co. Ltd.	33,000	10,806
China CITIC Bank Corp. Ltd., Class H (a)	48,000	30,103
China Coal Energy Co. Ltd., Class H	12,000	5,682
China Communications Construction Co. Ltd., Class H	18,000	21,606
China Communications Services Corp. Ltd., Class H	14,000	6,608
China Conch Venture Holdings Ltd.	4,000	8,093
China Construction Bank Corp., Class H	434,000	275,645
China COSCO Holdings Co. Ltd., Class H (a)	10,000	3,905
China Everbright Bank Co. Ltd., Class H	11,000	4,988
China Galaxy Securities Co. Ltd., Class H	9,500	8,332
China Huishan Dairy Holdings Co. Ltd.	42,000	15,679
China International Marine Containers Group Co. Ltd., Class H	2,600	4,057
China Life Insurance Co. Ltd., Class H	39,000	89,839
China Longyuan Power Group Corp., Class H	12,000	8,302
China Medical System Holdings Ltd.	6,000	7,786
China Mengniu Dairy Co. Ltd.	12,000	20,293
China Merchants Bank Co. Ltd., Class H	26,000	56,956

Common Stocks	Shares	Value
China (continued)
China Minsheng Banking Corp. Ltd., Class H	25,000	$23,482
China National Building Material Co. Ltd., Class H	10,000	5,156
China Oilfield Services Ltd., Class H	8,000	6,940
China Pacific Insurance Group Co. Ltd., Class H	15,000	52,597
China Petroleum & Chemical Corp. Class H	140,000	98,656
China Railway Construction Corp. Ltd., Class H	7,000	8,899
China Railway Group Ltd., Class H	21,000	16,622
China Shenhua Energy Co. Ltd., Class H	13,500	22,732
China Shipping Container Lines Co. Ltd., Class H (a)	16,000	3,653
China Southern Airlines Co. Ltd., Class H	8,000	5,016
China Telecom Corp. Ltd., Class H	68,000	33,665
China Unicom Hong Kong Ltd.	28,000	32,768
China Vanke Co. Ltd., Class H	4,600	11,482
Chongqing Changan Automobile Co. Ltd.	1,100	1,902
Chongqing Rural Commercial Bank, Co. Ltd., Class H	9,000	4,730
CITIC Securities Co. Ltd., Class H	9,500	20,879
CNOOC Ltd.	96,000	118,591
Country Garden Holdings Co. Ltd.	18,000	7,102
CSPC Pharmaceutical Group Ltd.	20,000	17,776
CSR Corp. Ltd., Class H	26,000	25,233
Ctrip.com International Ltd. — ADR (a)	588	25,643
Dalian Wanda Commercial Properties Co., Ltd., Class H (b)	2,600	17,021
Datang International Power Generation Co. Ltd., Class H	14,000	3,977
Dongfeng Motor Group Co. Ltd., Class H	10,000	10,928
Evergrande Real Estate Group Ltd.	20,000	14,779
Far East Horizon Ltd.	8,000	6,350
Fosun International Ltd.	13,000	17,962
GF Securities Co., Ltd., Class H (a)	6,400	14,525
Great Wall Motor Co. Ltd., Class H	12,000	9,027
Guangzhou Automobile Group Co. Ltd., Class H	8,000	9,297
Guangzhou R&F Properties Co. Ltd., Class H	6,000	8,367
Haitian International Holdings Ltd.	4,000	6,825
Haitong Securities Co. Ltd., Class H	12,400	20,492
Hengan International Group Co. Ltd.	4,000	35,839
Huadian Power International Corp. Ltd., Class H	8,000	4,102

BLACKROCK MSCI ASIA EX JAPAN INDEX FUND	APRIL 30, 2016	1

Schedule of Investments (continued)	BlackRock MSCI Asia ex Japan Index Fund

Common Stocks	Shares	Value
China (continued)
Huaneng Power International, Inc., Class H	26,000	$18,545
Huaneng Renewables Corp. Ltd., Class H	18,000	5,312
Huatai Securities Co., Ltd., Class H (a)(b)	3,800	8,016
Industrial & Commercial Bank of China Ltd., Class H	383,000	205,059
JD.com, Inc. — ADR (a)	1,097	28,039
Jiangsu Expressway Co. Ltd., Class H	6,000	7,885
Jiangxi Copper Co. Ltd., Class H	5,000	6,105
Kingsoft Corp. Ltd.	2,000	4,592
Lenovo Group Ltd.	40,000	31,644
Longfor Properties Co. Ltd.	8,000	11,223
Luye Pharma Group Ltd. (a)(c)	8,500	5,898
NetEase, Inc. — ADR	148	20,824
New China Life Insurance Co. Ltd., Class H	4,100	13,366
New Oriental Education & Technology Group, Inc. — ADR	422	16,526
People’s Insurance Co. Group of China Ltd., Class H	35,000	14,076
PetroChina Co. Ltd., Class H	116,000	84,869
PICC Property & Casualty Co. Ltd., Class H	18,000	32,743
Ping An Insurance Group Co. of China Ltd., Class H	27,500	129,060
Qihoo 360 Technology Co. Ltd. — ADR (a)	200	15,188
Qunar Cayman Islands Ltd. — ADR (a)	180	7,346
Semiconductor Manufacturing International Corp. (a)	81,000	6,659
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	8,000	4,803
Shanghai Electric Group Co. Ltd., Class H	10,000	4,180
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	2,000	5,423
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd.,Class B	2,100	7,006
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,800	8,054
Shenzhou International Group Holdings Ltd.	3,000	15,509
Shui On Land Ltd.	23,500	6,133
Sino-Ocean Land Holdings Ltd.	10,500	4,722
Sinopec Engineering Group Co. Ltd., Class H	8,000	7,420
Sinopec Shanghai Petrochemical Co. Ltd., Class H (a)	16,000	7,848

Common Stocks	Shares	Value
China (continued)
Sinopharm Group Co. Ltd., Class H	4,800	$20,516
Sinotrans Ltd., Class H	10,000	4,622
SOHO China Ltd.	13,000	6,536
SouFun Holdings Ltd. — ADR	175	996
Sunac China Holdings Ltd.	6,000	3,836
TAL Education Group — ADR (a)	217	12,556
Tencent Holdings Ltd.	26,300	535,161
Tingyi Cayman Islands Holding Corp.	8,000	9,319
TravelSky Technology Ltd.,Class H	5,000	9,292
Tsingtao Brewery Co. Ltd., Class H	2,000	7,548
Vipshop Holdings Ltd. — ADR (a)	1,000	13,640
Want Want China Holdings Ltd.	28,000	21,476
Weichai Power Co. Ltd., Class H	4,000	4,803
Yanzhou Coal Mining Co. Ltd., Class H	8,000	4,544
YY, Inc. — ADR (a)	57	3,581
Zhejiang Expressway Co. Ltd., Class H	6,000	6,122
Zhuzhou CRRC Times Electric Co. Ltd.	2,000	11,379
Zijin Mining Group Co. Ltd., Class H	32,000	10,676
ZTE Corp., Class H	4,200	6,534

		3,419,554
Hong Kong — 18.3%
AIA Group Ltd.	59,400	355,485
Alibaba Health Information Technology Ltd. (a)	10,000	6,747
Alibaba Pictures Group Ltd. (a)	40,000	9,345
ASM Pacific Technology Ltd.	1,000	7,206
Bank of East Asia Ltd.	5,000	18,140
Beijing Enterprises Holdings Ltd.	2,500	13,038
Beijing Enterprises Water Group Ltd.	22,000	13,122
Belle International Holdings Ltd.	18,000	10,977
BOC Hong Kong Holdings Ltd.	21,000	62,725
Brilliance China Automotive Holdings Ltd.	12,000	11,836
Cathay Pacific Airways Ltd.	4,000	6,377
Cheung Kong Infrastructure Holdings Ltd.	3,000	28,312
Cheung Kong Property Holdings Ltd.	13,500	92,198
China Everbright International Ltd.	12,000	13,434
China Everbright Ltd.	4,000	7,896
China Gas Holdings Ltd.	8,000	11,550
China Jinmao Holdings Group Ltd.	22,000	6,299
China Merchants Holdings International Co. Ltd.	4,000	11,865
China Mobile Ltd.	31,500	361,644
China Overseas Land & Investment Ltd.	22,000	69,834

2	BLACKROCK MSCI ASIA EX JAPAN INDEX FUND	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock MSCI Asia ex Japan Index Fund

Common Stocks	Shares	Value
Hong Kong (continued)
China Power International Development Ltd.	16,000	$6,829
China Resources Beer Holdings Co., Ltd.	6,000	13,184
China Resources Gas Group Ltd.	4,000	11,319
China Resources Land Ltd.	16,000	39,307
China Resources Power Holdings Co., Ltd.	8,000	13,474
China State Construction International Holdings Ltd.	8,000	12,462
China Taiping Insurance Holdings Co. Ltd. (a)	8,200	16,710
CITIC Ltd.	26,000	37,916
CK Hutchison Holdings Ltd.	14,000	167,491
CLP Holdings Ltd.	9,000	83,205
COSCO Pacific Ltd.	8,000	8,507
ENN Energy Holdings Ltd.	4,000	19,511
First Pacific Co. Ltd.	12,000	7,599
Galaxy Entertainment Group Ltd.	14,000	47,057
GCL-Poly Energy Holdings Ltd.	35,000	5,216
Geely Automobile Holdings Ltd.	25,000	12,427
GOME Electrical Appliances Holding Ltd.	61,000	7,823
Guangdong Investment Ltd.	14,000	19,769
Haier Electronics Group Co. Ltd.	6,000	10,077
Hang Lung Properties Ltd.	9,000	17,921
Hang Seng Bank Ltd.	3,500	63,457
Henderson Land Development Co. Ltd.	7,000	43,628
HK Electric Investments & HK Electric Investments Ltd. (b)(d)	20,000	17,984
HKT Trust & HKT Ltd. (d)	13,000	18,837
Hong Kong & China Gas Co. Ltd.	34,000	63,291
Hong Kong Exchanges & Clearing Ltd.	5,700	143,681
Hongkong Land Holdings Ltd.	3,100	19,638
Hysan Development Co. Ltd.	3,000	13,255
Jardine Matheson Holdings Ltd.	1,200	66,183
Kerry Properties Ltd.	3,000	8,152
Kunlun Energy Co. Ltd.	14,000	12,153
Li & Fung Ltd.	28,000	17,317
Link REIT	12,000	72,803
Melco Crown Entertainment Ltd. — ADR	490	7,252
MGM China Holdings Ltd.	4,000	5,604
MTR Corp. Ltd.	8,500	42,023
New World Development Co. Ltd.	22,000	21,879
Nine Dragons Paper Holdings Ltd.	10,000	7,165
NWS Holdings Ltd.	6,000	9,114
PCCW Ltd.	17,000	11,507
Power Assets Holdings Ltd.	7,000	66,599
Sands China Ltd.	12,800	45,603
Shanghai Industrial Holdings Ltd.	2,000	4,547

Common Stocks	Shares	Value
Hong Kong (continued)
Shangri-La Asia Ltd.	6,000	$7,330
Shimao Property Holdings Ltd.	5,000	6,901
Sino Biopharmaceutical Ltd.	26,000	18,424
Sino Land Co. Ltd.	12,000	18,839
SJM Holdings Ltd.	7,000	4,693
Sun Art Retail Group Ltd.	13,500	10,116
Sun Hung Kai Properties Ltd.	9,000	113,428
Swire Pacific Ltd., Class A	3,500	37,970
Swire Properties Ltd.	4,800	12,464
Techtronic Industries Co. Ltd.	6,500	24,366
WH Group Ltd. (a)(b)	26,500	21,405
Wharf Holdings Ltd.	6,000	32,430
Wheelock & Co. Ltd.	4,000	18,518
Wynn Macau Ltd.	5,200	7,394
Yue Yuen Industrial Holdings Ltd.	3,500	12,749
Yuexiu Property Co. Ltd.	30,000	4,355

		2,808,888
India — 9.9%
Axis Bank, Ltd., — GDR	1,200	43,169
Dr. Reddy’s Laboratories Ltd. — ADR	2,723	124,169
GAIL India Ltd., — GDR	3,423	109,878
ICICI Bank Ltd. — ADR	10,278	72,460
Infosys Ltd. — ADR	16,846	316,705
Larsen & Toubro Ltd. — GDR	4,923	93,936
Mahindra & Mahindra Ltd. — GDR	6,850	135,817
Reliance Industries Ltd. — GDR (b)	5,423	160,521
State Bank of India — GDR	3,423	96,710
Tata Motors Ltd. — ADR (a)	3,423	103,991
Vedanta Ltd. — ADR	13,850	86,978
Wipro Ltd. — ADR	13,850	168,277

		1,512,611
Indonesia — 3.2%
Astra International Tbk PT	118,400	60,083
Bank Central Asia Tbk PT	69,900	68,984
Bank Danamon Indonesia Tbk PT	22,300	5,556
Bank Mandiri Persero Tbk PT	57,700	41,944
Bank Negara Indonesia Persero Tbk PT	34,700	12,014
Bank Rakyat Indonesia Persero Tbk PT	65,300	51,031
Bumi Serpong Damai Tbk PT	51,400	7,175
Charoen Pokphand Indonesia Tbk PT	32,400	9,090
Gudang Garam Tbk PT	2,900	15,197
Hanjaya Mandala Sampoerna Tbk PT	2,400	18,152
Indocement Tunggal Prakarsa Tbk PT	4,500	6,704
Indofood CBP Sukses Makmur Tbk PT	7,900	9,133
Indofood Sukses Makmur Tbk PT	24,200	13,007

BLACKROCK MSCI ASIA EX JAPAN INDEX FUND	APRIL 30, 2016	3

Schedule of Investments (continued)	BlackRock MSCI Asia ex Japan Index Fund

Common Stocks	Shares	Value
Indonesia (continued)
Kalbe Farma Tbk PT	112,400	$11,687
Lippo Karawaci Tbk PT	80,500	6,185
Matahari Department Store Tbk PT	9,200	13,192
Perusahaan Gas Negara Persero Tbk PT	37,500	7,410
Semen Indonesia Persero Tbk PT	13,200	9,867
Summarecon Agung Tbk PT	53,000	6,253
Surya Citra Media Tbk PT	31,400	7,586
Telekomunikasi Indonesia Persero Tbk PT	247,900	66,510
Tower Bersama Infrastructure Tbk PT (a)	12,400	5,556
Unilever Indonesia Tbk PT	7,400	23,834
United Tractors Tbk PT	5,400	6,113
XL Axiata Tbk PT (a)	24,200	6,449

		488,712
Malaysia — 4.0%
Alliance Financial Group Bhd	7,000	7,167
AMMB Holdings Bhd	9,700	11,234
Astro Malaysia Holdings Bhd	8,400	5,941
Axiata Group Bhd	12,600	18,200
British American Tobacco Malaysia Bhd	700	8,221
Bumi Armada Bhd (a)	21,500	4,341
CIMB Group Holdings Bhd	19,500	23,269
Dialog Group Bhd	15,600	6,339
DiGi.Com Bhd	16,800	18,905
Gamuda Bhd	9,100	11,065
Genting Bhd	8,300	18,763
Genting Malaysia Bhd	13,300	15,196
Genting Plantations Bhd	3,400	9,313
Hartalega Holdings Bhd	6,500	7,138
Hong Leong Bank Bhd	3,100	10,671
IHH Healthcare Bhd	12,200	20,456
IJM Corp. Bhd	15,800	13,954
IOI Corp. Bhd	15,000	16,935
Kuala Lumpur Kepong Bhd	2,900	17,757
Lafarge Malayan Cement Bhd	2,900	6,503
Malayan Banking Bhd	27,700	63,239
Malaysia Airports Holdings Bhd	4,100	7,032
Maxis Bhd	9,500	13,594
MISC Bhd	6,700	14,492
Petronas Chemicals Group Bhd	15,200	26,108
Petronas Dagangan Bhd	1,400	8,544
Petronas Gas Bhd	3,400	19,116
PPB Group Bhd	2,700	11,164
Public Bank Bhd	12,400	59,315
Sapurakencana Petroleum Bhd	10,000	4,209
Sime Darby Bhd	17,600	34,640
Telekom Malaysia Bhd	6,300	10,722
Tenaga Nasional Bhd	19,400	71,265
UMW Holdings Bhd	2,800	4,697

Common Stocks	Shares	Value
Malaysia (continued)
Westports Holdings Bhd	5,800	$6,151
YTL Corp. Bhd	25,100	10,017

		615,673
Philippines — 1.7%
Aboitiz Equity Ventures, Inc.	5,900	8,341
Aboitiz Power Corp.	9,200	8,801
Alliance Global Group, Inc.	20,000	6,175
Ayala Corp.	1,190	19,544
Ayala Land, Inc.	46,100	34,014
Bank of the Philippine Islands	3,410	6,579
BDO Unibank, Inc.	5,660	12,058
DMCI Holdings, Inc.	25,500	6,771
Energy Development Corp.	42,800	5,376
Globe Telecom, Inc.	175	8,176
GT Capital Holdings, Inc.	380	11,062
International Container Terminal Services, Inc.	3,340	4,624
JG Summit Holdings, Inc.	12,590	21,840
Jollibee Foods Corp.	2,480	12,132
Megaworld Corp.	69,000	5,534
Metro Pacific Investments Corp.	71,000	8,784
Philippine Long Distance Telephone Co.	415	15,171
Robinsons Land Corp.	10,000	5,772
SM Investments Corp.	1,110	22,299
SM Prime Holdings, Inc.	50,500	24,352
Universal Robina Corp.	3,700	16,430

		263,835
Singapore — 5.3%
Ascendas Real Estate Investment Trust	13,591	24,805
CapitaLand Commercial Trust Ltd.	11,300	11,988
CapitaLand Ltd.	13,100	30,175
CapitaLand Mall Trust	12,100	18,575
City Developments Ltd.	3,400	21,030
ComfortDelGro Corp. Ltd.	10,300	22,076
DBS Group Holdings Ltd.	9,400	106,324
Genting Singapore PLC	33,300	20,100
Global Logistic Properties Ltd.	14,800	20,987
Golden Agri-Resources Ltd.	39,500	11,718
Hutchison Port Holdings Trust	28,600	12,696
Jardine Cycle & Carriage Ltd.	844	24,130
Keppel Corp. Ltd.	8,800	35,167
Noble Group Ltd. (a)	14,600	4,950
Oversea-Chinese Banking Corp. Ltd. (c)	16,500	107,185
SembCorp Industries Ltd.	1,500	3,206
SembCorp Marine Ltd. (c)	3,400	4,201
Singapore Airlines Ltd.	2,600	22,195

4	BLACKROCK MSCI ASIA EX JAPAN INDEX FUND	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock MSCI Asia ex Japan Index Fund

Common Stocks	Shares	Value
Singapore (continued)
Singapore Exchange Ltd.	3,400	$18,977
Singapore Technologies Engineering Ltd.	7,800	18,619
Singapore Telecommunications Ltd.	42,800	122,425
StarHub Ltd.	3,500	8,598
Suntec Real Estate Investment Trust	12,300	15,368
United Overseas Bank Ltd.	6,400	88,196
UOL Group Ltd.	2,500	11,384
Wilmar International Ltd.	9,300	25,547
Yangzijiang Shipbuilding Holdings Ltd.	6,800	4,985

		815,607
South Korea — 18.1%
Amorepacific Corp.	237	75,998
Amorepacific Group	137	20,111
BGF Retail Co., Ltd.	55	8,948
BNK Financial Group, Inc.	925	7,523
Celltrion, Inc. (a)	314	27,627
Cheil Worldwide, Inc.	517	7,602
CJ CheilJedang Corp.	41	13,619
CJ Corp.	66	12,352
CJ E&M Corp.	110	6,472
CJ Korea Express Co., Ltd. (a)	45	7,663
Coway Co., Ltd.	229	19,826
Daelim Industrial Co., Ltd.	97	7,676
Daewoo Securities Co., Ltd.	323	2,325
DGB Financial Group, Inc.	635	5,098
Dongbu Insurance Co., Ltd.	247	15,140
Doosan Heavy Industries & Construction Co., Ltd.	310	7,057
E-Mart, Inc.	88	14,135
GS Engineering & Construction Corp. (a)	271	7,312
GS Holdings Corp.	285	13,759
GSretail Co., Ltd.	170	7,954
Hana Financial Group, Inc.	1,215	27,246
Hankook Tire Co., Ltd.	236	10,977
Hanmi Pharm Co., Ltd.	23	11,986
Hanmi Science Co., Ltd.	66	7,826
Hanon Systems	1,155	10,398
Hanssem Co., Ltd.	53	8,855
Hanwha Chemical Corp.	392	8,584
Hanwha Corp.	235	7,752
Hanwha Life Insurance Co., Ltd.	1,333	7,800
Hotel Shilla Co., Ltd.	113	7,243
Hyosung Corp.	97	10,378
Hyundai Department Store Co., Ltd.	87	11,226
Hyundai Development Co-Engineering & Construction	123	5,419

Common Stocks	Shares	Value
South Korea (continued)
Hyundai Engineering & Construction Co., Ltd.	260	$9,108
Hyundai Glovis Co., Ltd.	93	15,458
Hyundai Heavy Industries Co., Ltd. (a)	152	15,378
Hyundai Marine & Fire Insurance Co., Ltd.	50	1,392
Hyundai Mobis Co. Ltd.	380	86,603
Hyundai Motor Co.	833	104,518
Hyundai Motor Co., Preference Shares	75	6,404
Hyundai Motor Co., Second Preference Shares	145	12,684
Hyundai Steel Co.	344	18,869
Hyundai Wia Corp.	66	5,573
Industrial Bank of Korea	1,144	12,160
Kakao Corp.	215	18,913
Kangwon Land, Inc.	583	21,823
KB Financial Group, Inc.	1,687	51,617
KCC Corp.	30	11,155
KEPCO Plant Service & Engineering Co., Ltd.	123	8,132
Kia Motors Corp.	1,490	62,493
Korea Aerospace Industries Ltd.	236	13,979
Korea Electric Power Corp.	1,291	70,126
Korea Gas Corp.	187	6,766
Korea Investment Holdings Co., Ltd.	236	9,492
Korea Zinc Co., Ltd.	40	17,345
Korean Air Lines Co., Ltd. (a)	217	5,544
KT Corp.	267	7,152
KT&G Corp.	488	52,575
LG Chem Ltd.	261	67,702
LG Chem Ltd., Preference Shares	47	8,127
LG Corp.	457	27,237
LG Display Co., Ltd.	1,521	31,661
LG Electronics, Inc.	451	22,949
LG Household & Health Care Ltd.	39	34,338
LG Innotek Co., Ltd.	81	5,214
LG Uplus Corp.	1,260	12,360
Lotte Chemical Corp.	83	21,171
Lotte Chilsung Beverage Co., Ltd.	5	8,641
Lotte Confectionery Co., Ltd.	4	8,770
Lotte Shopping Co., Ltd.	34	8,095
Mirae Asset Securities Co., Ltd.	325	6,983
NAVER Corp.	141	83,563
NCSoft Corp.	82	16,432
NH Investment & Securities Co., Ltd.	585	5,073
OCI Co., Ltd. (a)	86	8,514
Orion Corp.	17	13,831
Ottogi Corp.	9	6,433
Paradise Co., Ltd.	297	4,502
POSCO	404	84,644

BLACKROCK MSCI ASIA EX JAPAN INDEX FUND	APRIL 30, 2016	5

Schedule of Investments (continued)	BlackRock MSCI Asia ex Japan Index Fund

Common Stocks	Shares	Value
South Korea (continued)
Posco Daewoo Corp.	310	$6,706
S-1 Corp.	125	10,195
S-Oil Corp.	262	19,913
Samsung C&T Corp.	442	50,653
Samsung Card Co., Ltd.	190	6,457
Samsung Electro-Mechanics Co., Ltd.	197	8,968
Samsung Electronics Co. Ltd.	547	596,137
Samsung Electronics Co. Ltd., Preference Shares	111	101,375
Samsung Fire & Marine Insurance Co., Ltd.	181	46,659
Samsung Heavy Industries Co. Ltd. (a)	462	4,302
Samsung Life Insurance Co., Ltd.	487	46,719
Samsung SDI Co. Ltd.	206	20,515
Samsung SDS Co., Ltd.	150	22,366
Samsung Securities Co., Ltd.	321	11,024
Shinhan Financial Group Co., Ltd.	1,864	68,345
Shinsegae Co., Ltd.	34	6,287
SK Holdings Co., Ltd.	174	34,102
SK Hynix, Inc.	3,220	78,980
SK Innovation Co., Ltd.	395	53,348
SK Telecom Co. Ltd.	54	9,806
Woori Bank	1,118	10,272
Yuhan Corp.	33	8,429

		2,776,944
Taiwan — 13.7%
Acer, Inc. (a)	17,000	6,031
Advanced Semiconductor Engineering, Inc.	26,000	25,018
Advantech Co., Ltd.	1,000	7,048
Asia Cement Corp.	12,000	10,676
Asustek Computer, Inc.	3,000	26,299
AU Optronics Corp.	33,000	9,443
Casetek Holdings Ltd.	1,000	4,491
Catcher Technology Co., Ltd.	4,000	27,995
Cathay Financial Holding Co. Ltd.	46,000	51,510
Chailease Holding Co., Ltd.	5,200	8,702
Chang Hwa Commercial Bank Ltd.	25,680	13,388
Cheng Shin Rubber Industry Co. Ltd.	8,000	16,600
Chicony Electronics Co., Ltd.	3,015	7,223
China Airlines Ltd. (a)	17,000	5,549
China Development Financial Holding Corp.	53,000	13,482
China Life Insurance Co., Ltd.	16,500	12,401
China Steel Corp.	54,000	37,858
Chunghwa Telecom Co. Ltd.	21,000	70,901
Compal Electronics, Inc.	15,000	8,805
CTBC Financial Holding Co. Ltd.	90,265	45,744
Delta Electronics, Inc.	10,000	46,321

Common Stocks	Shares	Value
Taiwan (continued)
E.Sun Financial Holding Co., Ltd.	34,781	$19,251
Eclat Textile Co. Ltd.	1,000	11,382
Eva Airways Corp. (a)	11,000	5,445
Evergreen Marine Corp. Taiwan Ltd.	15,150	5,577
Far Eastern New Century Corp.	16,320	12,188
Far EasTone Telecommunications Co. Ltd.	8,000	18,039
Feng TAY Enterprise Co., Ltd.	2,060	8,852
First Financial Holding Co., Ltd.	44,200	21,616
Formosa Chemicals & Fibre Corp.	18,000	45,867
Formosa Petrochemical Corp.	5,000	14,182
Formosa Plastics Corp.	22,000	54,637
Foxconn Technology Co., Ltd.	1,050	2,160
Fubon Financial Holding Co., Ltd.	38,000	46,030
Giant Manufacturing Co., Ltd.	1,000	5,996
Highwealth Construction Corp.	3,900	5,846
Hiwin Technologies Corp.	1,030	4,517
Hon Hai Precision Industry Co. Ltd.	75,000	178,655
Hotai Motor Co., Ltd.	1,000	9,847
HTC Corp.	3,000	7,625
Hua Nan Financial Holdings Co., Ltd.	32,922	15,951
Innolux Corp.	32,000	9,876
Inotera Memories, Inc. (a)	7,000	6,335
Inventec Co. Ltd.	12,000	7,912
Lite-On Technology Corp.	11,055	13,428
MediaTek, Inc.	8,000	56,736
Mega Financial Holding Co., Ltd.	61,000	43,230
Merida Industry Co., Ltd.	1,000	4,097
Nan Ya Plastics Corp.	26,000	50,813
Novatek Microelectronics Corp.	2,000	6,969
OBI Pharma, Inc. (a)	1,000	11,762
Pegatron Corp.	8,000	16,853
Phison Electronics Corp.	1,000	8,321
Pou Chen Corp.	8,000	10,057
Powertech Technology, Inc.	4,000	8,073
President Chain Store Corp.	3,000	21,211
Quanta Computer, Inc.	11,000	17,681
Radiant Opto-Electronics Corp.	2,000	2,870
Realtek Semiconductor Corp.	3,000	8,378
Ruentex Development Co., Ltd.	4,536	5,101
Ruentex Industries Ltd.	3,000	4,178
Shin Kong Financial Holding Co., Ltd.	7,755	1,565
Siliconware Precision Industries Co.	13,302	19,695
Simplo Technology Co., Ltd.	2,000	6,730
SinoPac Financial Holdings Co., Ltd.	48,312	14,275
Standard Foods Corp.	3,300	7,988
Synnex Technology International Corp.	7,000	6,933

6	BLACKROCK MSCI ASIA EX JAPAN INDEX FUND	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock MSCI Asia ex Japan Index Fund

Common Stocks	Shares	Value
Taiwan (continued)
Taishin Financial Holding Co., Ltd.	28,000	$10,563
Taiwan Business Bank (a)	28,971	7,462
Taiwan Cement Corp.	16,000	16,275
Taiwan Cooperative Financial Holding Co., Ltd.	36,750	16,206
Taiwan Fertilizer Co., Ltd.	5,000	6,786
Taiwan Mobile Co. Ltd.	10,000	32,964
Taiwan Semiconductor Manufacturing Co. Ltd.	125,000	574,296
Teco Electric and Machinery Co., Ltd.	9,000	7,096
Transcend Information, Inc.	2,000	5,612
Uni-President Enterprises Corp.	21,840	39,316
United Microelectronics Corp.	62,000	23,000
Vanguard International Semiconductor Corp.	5,000	7,619
Wistron Corp.	9,276	5,476
WPG Holdings Ltd.	8,000	8,536
Yuanta Financial Holding Co., Ltd.	33,865	11,146
Yulon Motor Co. Ltd.	6,000	5,261
Zhen Ding Technology Holding Ltd.	2,000	4,192

		2,102,021
Thailand — 2.5%
Advanced Info Service PCL — NVDR	4,800	21,388
Airports of Thailand PCL — NVDR	2,100	23,542
Bangkok Bank PCL — NVDR	1,400	6,562
Bangkok Bank PCL, Foreign Registered Shares	1,400	6,637
Bangkok Dusit Medical Services PCL — NVDR	21,400	14,567
BEC World PCL — NVDR	6,800	5,052
BTS Group Holdings PCL — NVDR	34,900	9,187
Bumrungrad Hospital PCL — NVDR	2,000	11,608
Central Pattana PCL — NVDR	5,400	8,143
Charoen Pokphand Foods PCL — NVDR	13,700	9,306
CP ALL PCL — NVDR	20,800	27,195
Delta Electronics Thailand PCL NVDR	2,700	5,554
Glow Energy PCL — NVDR	3,300	8,336
Home Product Center PCL NVDR	41,900	9,634
Indorama Ventures PCL — NVDR	9,100	7,398
IRPC PCL — NVDR	56,500	8,233
Kasikornbank PCL — NVDR	2,300	10,905
Kasikornbank PCL, Foreign Registered Shares	4,600	21,948
Krung Thai Bank PCL — NVDR	13,100	6,546
Minor International PCL — NVDR	10,500	11,175
PTT Exploration & Production PCL — NVDR	8,000	17,187
PTT Global Chemical PCL — NVDR	5,700	10,161
PTT PCL — NVDR	5,500	47,752

Common Stocks	Shares	Value
Thailand (continued)
Siam Cement PCL — NVDR	600	$8,368
Siam Cement PCL, Foreign Registered Shares	1,500	20,925
Siam Commercial Bank PCL — NVDR	6,100	23,247
Thai Oil PCL — NVDR	4,500	8,488
Thai Union Group PCL	11,600	6,855
TMB Bank PCL	92,300	6,008
True Corp. PCL — NVDR	31,972	6,795

		388,702
Total Common Stocks — 99.0%		15,192,547

Rights — 0.0%
Thailand — 0.0%
True Corp. PCL — NVDR (a)	10,742	92
Total Long-Term Investments (Cost — $17,314,489) — 99.0%		15,192,639

Short-Term Securities	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.55% (e)(f)(g)	$119	118,518

	Shares
BlackRock Premier Government Institutional Fund, 0.17% (e)(f)	18,628	18,628
Total Short-Term Securities (Cost — $137,146) — 0.9%		137,146
Total Investments (Cost — $17,451,635*) — 99.9%		15,329,785
Other Assets Less Liabilities — 0.1%		8,441

Net Assets — 100.0%		$15,338,226

*	As of April 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$17,451,976

Gross unrealized appreciation	$420,857
Gross unrealized depreciation	(2,543,048)

Net unrealized depreciation	$(2,122,191)

BLACKROCK MSCI ASIA EX JAPAN INDEX FUND	APRIL 30, 2016	7

Schedule of Investments (continued)	BlackRock MSCI Asia ex Japan Index Fund

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security, or a portion of security, is on loan.

(d)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(e)	During the period ended April 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at July 31, 2015	Net Activity		Shares/Beneficial Interest Held at April 30, 2016	Income
BlackRock Liquidity Series, LLC, Money Market Series	—	$118,518	[1]	$118,518	$2,197	[2]
BlackRock Premier Government Institutional Fund[3]	23,976	(5,348)[1]		18,628	89
Total				137,146	$2,286

[1] Represents net shares/beneficial interest purchased.

[2] Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Formerly FFI Premier Institutional Fund.

(f)	Current yield as of period end.

(g)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
2	MSCI Emerging Markets Mini Index	June 2016	$83,840	$4,830

Portfolio Abbreviations

ADR	American Depositary Receipts
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
NVDR	Non-voting Depository Receipts
PCL	Public Company Limited
REIT	Real Estate Investment Trust

8	BLACKROCK MSCI ASIA EX JAPAN INDEX FUND	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock MSCI Asia ex Japan Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK MSCI ASIA EX JAPAN INDEX FUND	APRIL 30, 2016	9

Schedule of Investments (concluded)	BlackRock MSCI Asia ex Japan Index Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Long Term Investments:
Common Stocks:
China	$480,742	$2,938,812	—	$3,419,554
Hong Kong	26,089	2,782,799	—	2,808,888
India	1,142,979	369,632	—	1,512,611
Indonesia	—	488,712	—	488,712
Malaysia	150,583	465,090	—	615,673
Philippines	—	263,835	—	263,835
Singapore	—	815,607	—	815,607
South Korea	21,823	2,755,121	—	2,776,944
Taiwan	—	2,102,021	—	2,102,021
Thailand	—	388,702	—	388,702
Rights	—	92	—	92
Short-Term Securities	18,628	118,518	—	137,146

Total	$1,840,844	$13,488,941	—	$15,329,785

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity Contracts	$4,830	—	—	$4,830
[1] Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$4,000	—	—	$4,000
Foreign currency at value	93,008	—	—	93,008
Liabilities:
Collateral on securities loaned at value	—	$(118,518)	—	(118,518)

Total	$97,008	$(118,518)	—	$(21,510)

During the period ended April 30, 2016, there were no transfers between levels.

10	BLACKROCK MSCI ASIA EX JAPAN INDEX FUND	APRIL 30, 2016

Schedule of Investments April 30, 2016 (Unaudited)	BlackRock MSCI World Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 2.6%
AGL Energy Ltd.	5,254	$72,775
Alumina Ltd.	11,571	13,066
Amcor Ltd.	8,581	100,045
AMP Ltd.	21,310	94,691
APA Group (a)	10,646	70,513
Aristocrat Leisure Ltd.	3,228	24,403
Asciano Ltd.	3,786	25,381
ASX Ltd.	1,407	46,574
Aurizon Holdings Ltd.	18,411	59,482
AusNet Services	18,104	21,061
Australia & New Zealand Banking Group Ltd.	21,697	397,704
Bank of Queensland Ltd.	2,450	20,834
Bendigo & Adelaide Bank Ltd.	2,747	19,338
BHP Billiton Ltd.	24,387	380,850
Boral Ltd.	5,352	26,049
Brambles Ltd.	14,211	134,226
Caltex Australia Ltd.	2,262	55,517
Challenger Ltd.	3,751	25,373
CIMIC Group Ltd.	1,069	28,912
Coca-Cola Amatil Ltd.	3,782	24,640
Cochlear Ltd.	539	44,088
Commonwealth Bank of Australia	12,891	719,666
Computershare Ltd.	3,059	23,416
Crown Resorts Ltd.	2,629	23,462
CSL Ltd.	3,525	280,901
Dexus Property Group	7,253	46,246
DUET Group (a)	27,920	47,702
Flight Centre Travel Group Ltd.	482	14,352
Fortescue Metals Group Ltd.	7,609	19,555
Goodman Group	14,193	73,944
GPT Group	12,824	48,840
Harvey Norman Holdings Ltd.	5,760	19,506
Healthscope Ltd.	18,926	38,978
Iluka Resources Ltd.	4,465	21,670
Incitec Pivot Ltd.	9,772	23,747
Insurance Australia Group Ltd.	17,179	74,860
Lend Lease Group (a)	4,141	39,777
Macquarie Group Ltd.	2,448	117,271
Medibank Pvt Ltd.	26,335	62,674
Mirvac Group	28,091	39,744
National Australia Bank Ltd.	19,828	406,792
Newcrest Mining Ltd. (b)	5,438	79,295
Oil Search Ltd.	9,818	52,052
Orica Ltd.	2,305	26,633
Origin Energy Ltd.	14,027	57,644
Platinum Asset Management Ltd.	1,991	9,129
Qantas Airways Ltd. (b)	4,693	11,443
QBE Insurance Group Ltd.	10,213	85,959
Ramsay Health Care Ltd.	1,000	49,176
REA Group Ltd.	291	11,196
Rio Tinto Ltd.	2,996	116,899
Santos Ltd.	10,660	38,403
Scentre Group	41,502	147,312

Common Stocks	Shares	Value
Australia (continued)
Seek Ltd.	2,225	$27,534
Sonic Healthcare Ltd.	2,864	42,028
South32 Ltd. (b)	36,418	45,546
Stockland	19,824	65,568
Suncorp Group Ltd.	9,507	89,919
Sydney Airport (a)	8,152	42,032
Tabcorp Holdings Ltd.	6,721	22,543
Tatts Group Ltd.	9,873	28,134
Telstra Corp. Ltd.	32,790	133,139
TPG Telecom Ltd.	2,446	19,825
Transurban Group (a)	15,812	138,747
Treasury Wine Estates Ltd.	5,781	40,706
Vicinity Centres	27,573	69,307
Vocus Communications Ltd.	3,433	22,421
Wesfarmers Ltd.	8,536	276,402
Westfield Corp.	16,207	123,783
Westpac Banking Corp.	26,052	611,533
Woodside Petroleum Ltd.	5,876	125,805
Woolworths Ltd.	9,914	165,900

		6,604,638
Austria — 0.1%
Andritz AG	495	27,785
Erste Group Bank AG (b)	1,974	56,824
OMV AG	1,295	38,967
Raiffeisen Bank International AG (b)	1,231	19,705
Voestalpine AG	792	28,579

		171,860
Belgium — 0.5%
Ageas	1,423	55,919
Anheuser-Busch InBev SA	6,305	782,160
Colruyt SA	379	21,854
Delhaize Group	762	80,074
Groupe Bruxelles Lambert SA	590	52,200
KBC Groep NV	1,728	97,221
Proximus	1,452	48,938
Solvay SA	642	65,041
Telenet Group Holding NV (b)	400	19,913
UCB SA	1,038	77,859
Umicore SA	589	29,403

		1,330,582
Bermuda — 0.0%
Marvell Technology Group Ltd.	2,536	25,309
Canada — 3.5%
Agnico Eagle Mines Ltd.	1,712	80,927
Agrium, Inc.	989	85,224
Alimentation Couche Tard, Inc., Class B	3,205	140,492
AltaGas Ltd.	1,024	24,892
ARC Resources Ltd.	2,156	36,377

BLACKROCK MSCI WORLD INDEX FUND	APRIL 30, 2016	1

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
Canada (continued)
Atco Ltd. Class I	804	$26,260
Bank of Montreal	4,915	320,198
Bank of Nova Scotia	9,231	484,100
Barrick Gold Corp.	8,451	163,605
BCE, Inc.	1,065	49,944
BlackBerry Ltd. (b)	2,923	20,641
Bombardier, Inc., Class B (b)	5,662	8,529
Brookfield Asset Management, Inc., Class A	6,436	217,491
CAE, Inc.	2,047	24,211
Cameco Corp.	2,813	35,199
Canadian Imperial Bank of Commerce	3,018	243,759
Canadian National Railway Co.	6,066	373,523
Canadian Natural Resources Ltd.	8,576	257,547
Canadian Pacific Railway Ltd.	1,162	167,655
Canadian Tire Corp. Ltd., Class A	522	56,860
Canadian Utilities Ltd., Class A	958	27,556
CCL Industries, Inc., Class B	135	24,720
Cenovus Energy, Inc.	7,206	114,232
CGI Group, Inc., Class A (b)	1,714	78,303
CI Financial Corp.	1,766	39,101
Constellation Software, Inc.	137	53,540
Crescent Point Energy Corp.	3,219	54,236
Dollarama, Inc.	995	71,736
Eldorado Gold Corp.	1,631	6,877
Element Financial Corp.	2,680	30,074
Empire Co. Ltd., Class A	1,259	20,921
Enbridge, Inc.	7,249	301,122
Encana Corp.	4,941	37,805
Fairfax Financial Holdings Ltd.	162	86,829
Finning International, Inc.	1,457	25,895
First Capital Realty, Inc.	1,017	16,462
First Quantum Minerals Ltd.	5,299	45,147
Fortis, Inc.	2,258	71,625
Franco-Nevada Corp.	1,537	107,922
George Weston Ltd.	272	23,604
Gildan Activewear, Inc.	1,975	61,342
Goldcorp, Inc.	6,923	139,486
Great-West Lifeco, Inc.	2,114	62,205
H&R Real Estate Investment Trust	1,261	22,030
Husky Energy, Inc.	2,327	29,322
IGM Financial, Inc.	882	27,767
Imperial Oil Ltd.	2,326	77,138
Industrial Alliance Insurance & Financial Services, Inc.	754	25,059
Intact Financial Corp.	930	68,822
Inter Pipeline Ltd.	2,419	51,727
Jean Coutu Group PJC, Inc., Class A	1,007	15,313
Keyera Corp.	1,320	42,513
Kinross Gold Corp. (b)	11,493	65,494
Linamar Corp.	414	17,927
Loblaw Cos. Ltd.	1,689	93,193

Common Stocks	Shares	Value
Canada (continued)
Magna International, Inc.	3,379	$141,925
Manulife Financial Corp.	15,334	226,093
Methanex Corp.	679	23,746
Metro, Inc.	1,735	58,064
National Bank of Canada	2,489	88,951
Onex Corp.	873	54,153
Open Text Corp.	1,021	57,165
Pembina Pipeline Corp.	2,424	72,815
Peyto Exploration & Development Corp.	1,194	30,480
Potash Corp. of Saskatchewan, Inc.	7,256	128,384
Power Corp. of Canada	2,878	69,937
Power Financial Corp.	1,764	46,381
PrairieSky Royalty Ltd.	1,546	32,554
Progressive Waste Solutions, Ltd.	824	26,519
Restaurant Brands International, Inc.	1,653	71,366
RioCan Real Estate Investment Trust	1,373	29,852
Rogers Communications, Inc., Class B	2,592	100,813
Royal Bank of Canada	11,174	693,933
Saputo, Inc.	1,805	56,752
Seven Generations Energy Ltd. (b)	1,351	23,796
Shaw Communications, Inc., Class B	3,259	60,312
Silver Wheaton Corp.	3,067	64,263
Smart Real Estate Investment Trust	626	16,804
SNC-Lavalin Group, Inc.	1,379	51,887
Sun Life Financial, Inc.	5,094	173,765
Suncor Energy, Inc.	11,973	351,451
Teck Resources Ltd., Class B	4,264	52,200
TELUS Corp.	1,458	46,226
Thomson Reuters Corp.	2,914	119,932
Toronto-Dominion Bank	13,875	617,613
Tourmaline Oil Corp. (b)	1,391	32,084
TransCanada Corp.	5,481	227,592
Turquoise Hill Resources Ltd. (b)	11,569	34,577
Valeant Pharmaceuticals International, Inc. (b)	2,489	82,980
Veresen, Inc.	1,881	13,612
Vermilion Energy, Inc.	889	30,573
West Fraser Timber Co. Ltd.	564	18,583
Yamana Gold, Inc.	9,349	46,346

		8,928,958
Denmark — 0.7%
A.P. Moeller — Maersk A/S, Class A	26	35,423
A.P. Moeller — Maersk A/S, Class B	60	84,450
Carlsberg A/S, Class B	719	70,090
Chr Hansen Holding A/S	826	51,436

2	BLACKROCK MSCI WORLD INDEX FUND	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
Denmark (continued)
Coloplast A/S, Class B	785	$58,809
Danske Bank A/S	5,364	151,772
DSV A/S	1,586	66,768
Genmab A/S (b)	404	59,942
ISS A/S	1,084	41,175
Novo Nordisk A/S, Class B	15,363	857,783
Novozymes A/S, Class B	1,782	85,469
Pandora A/S	957	124,422
TDC A/S	4,977	25,483
Tryg A/S	1,039	19,633
Vestas Wind Systems A/S	1,584	113,386
William Demant Holding A/S (b)	226	23,239

		1,869,280
Finland — 0.4%
Elisa OYJ	1,067	39,897
Fortum OYJ	3,793	57,185
Kone OYJ, Class B	2,699	123,324
Metso OYJ	1,005	24,208
Neste Oil OYJ	755	24,194
Nokia OYJ (b)	2,500	14,687
Nokia OYJ	40,843	241,116
Nokian Renkaat OYJ	681	25,153
Orion OYJ, Class B	638	22,282
Sampo OYJ, Class A	3,539	154,800
Stora Enso OYJ, Class R	5,213	45,578
UPM-Kymmene OYJ	4,105	78,578
Wartsila OYJ	1,048	44,977

		895,979
France — 3.6%
Accor SA	1,485	65,761
Aeroports de Paris	190	23,915
Air Liquide SA	2,614	296,471
Airbus Group SE	4,412	275,828
Alstom SA (b)	1,173	29,994
ArcelorMittal	11,412	64,422
Arkema SA	433	34,561
AtoS SE	724	64,441
AXA SA	14,788	373,391
BNP Paribas SA	7,993	423,301
Bollore SA	7,412	29,353
Bouygues SA	1,610	53,724
Bureau Veritas SA	1,908	45,226
Cap Gemini SA	1,363	127,226
Carrefour SA	4,820	136,555
Casino Guichard-Perrachon SA	496	29,519
Christian Dior SA	418	73,451
Cie Generale des Etablissements Michelin	1,443	150,721
CNP Assurances	1,387	23,635
Compagnie de Saint-Gobain	3,886	178,066
Credit Agricole SA	7,855	86,945

Common Stocks	Shares	Value
France (continued)
Danone SA	4,421	$309,750
Dassault Systemes SA	868	67,892
Edenred	1,350	26,630
Electricite de France SA	1,753	25,185
Engie SA	11,454	188,916
Essilor International SA	1,560	201,951
Eurazeo	170	11,971
Eutelsat Communications SA	1,203	37,375
Fonciere Des Regions	128	12,110
Gecina SA	320	46,243
Groupe Eurotunnel SE, Registered Shares	3,467	44,266
Hermes International	204	72,656
ICADE	255	20,062
Iliad SA	187	40,889
Imerys SA	272	20,087
Ingenico Group SA	456	53,752
JCDecaux SA	615	27,249
Kering	512	87,807
Klepierre	1,672	78,638
L’Oreal SA	1,895	344,219
Lagardere SCA	789	20,938
Legrand SA	2,145	122,260
LVMH Moet Hennessy Louis Vuitton SA	2,098	349,551
Natixis SA	7,523	41,511
Numericable-SFR	1,068	34,992
Orange SA	15,091	250,721
Pernod Ricard SA	1,622	175,200
Peugeot SA (b)	3,241	52,232
Publicis Groupe SA	1,716	126,990
Remy Cointreau SA	186	15,466
Renault SA	1,562	150,714
Rexel SA	1,823	27,641
Safran SA	2,496	172,073
Sanofi	8,955	738,130
Schneider Electric SE	4,257	278,355
SCOR SE	1,466	49,940
SES SA	2,530	69,121
Societe BIC SA	206	29,249
Societe Generale SA	5,698	224,200
Sodexo SA	667	67,383
Suez Environnement Co.	2,233	41,153
Technip SA	779	45,657
Thales SA	845	73,124
TOTAL SA	17,207	869,656
Unibail-Rodamco SE	750	201,034
Valeo SA	599	95,013
Veolia Environnement SA	3,401	83,548
Vinci SA	3,635	271,492
Vivendi SA	9,653	185,437
Wendel SA	198	22,882

BLACKROCK MSCI WORLD INDEX FUND	APRIL 30, 2016	3

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
France (continued)
Zodiac Aerospace	1,646	$38,618

		9,228,435
Germany — 3.2%
adidas AG	1,643	211,976
Allianz SE, Registered Shares	3,413	580,646
Axel Springer AG	398	22,255
BASF SE	7,306	604,431
Bayer AG, Registered Shares	6,496	750,722
Bayerische Motoren Werke AG	2,573	238,037
Bayerische Motoren Werke AG, Preference Shares	321	25,558
Beiersdorf AG	760	68,244
Brenntag AG	1,092	64,143
Commerzbank AG	8,410	78,864
Continental AG	862	189,824
Daimler AG, Registered Shares	7,243	504,668
Deutsche Bank AG, Registered Shares	10,477	198,570
Deutsche Boerse AG	1,616	132,978
Deutsche Lufthansa AG, Registered Shares	1,477	22,997
Deutsche Post AG, Registered Shares	7,361	216,217
Deutsche Telekom AG, Registered Shares	24,276	426,127
Deutsche Wohnen AG, Bearer Shares	2,599	79,690
E.ON SE	15,200	157,535
Evonik Industries AG	795	25,224
Fraport AG Frankfurt Airport Services Worldwide	362	21,945
Fresenius Medical Care AG & Co. KGaA	1,740	151,445
Fresenius SE & Co. KGaA	2,857	208,327
Fuchs Petrolub SE, Preference Shares	501	21,453
GEA Group AG	1,293	60,085
Hannover Rueck SE	435	49,730
HeidelbergCement AG	1,047	93,226
Henkel AG & Co. KGaA	851	86,568
HUGO BOSS AG	492	31,398
Infineon Technologies AG	9,103	129,878
K+S AG, Registered Shares	1,125	28,080
Lanxess AG	566	29,641
Linde AG	1,518	232,257
MAN SE	249	27,026
Merck KGaA	914	86,078
Metro AG	1,558	49,706
Muenchener Rueckversicherungs AG, Registered Shares	1,251	232,568
OSRAM Licht AG	647	33,786

Common Stocks	Shares	Value
Germany (continued)
Porsche Automobil Holding SE, Preference Shares	1,291	$72,119
ProSiebenSat.1 Media AG, Registered Shares	1,606	82,043
RWE AG (b)	3,480	52,139
SAP SE	7,706	604,621
Siemens AG, Registered Shares	5,946	622,238
Symrise AG	954	63,318
Telefonica Deutschland Holding AG	4,778	24,310
ThyssenKrupp AG	2,754	64,173
TUI AG	4,426	64,244
United Internet AG, Registered Shares	873	42,671
Volkswagen AG	323	51,582
Vonovia SE	3,776	127,282
Zalando SE (b)(c)	623	20,680

		8,063,323
Hong Kong — 1.2%
AIA Group Ltd.	91,200	545,796
ASM Pacific Technology Ltd.	2,400	17,295
Bank of East Asia Ltd.	6,800	24,670
BOC Hong Kong Holdings Ltd.	26,000	77,659
Cathay Pacific Airways Ltd.	12,000	19,132
Cheung Kong Infrastructure Holdings Ltd.	6,000	56,625
Cheung Kong Property Holdings Ltd.	22,500	153,664
CK Hutchison Holdings Ltd.	20,500	245,254
CLP Holdings Ltd.	15,500	143,298
First Pacific Co. Ltd.	22,000	13,932
Galaxy Entertainment Group Ltd.	17,000	57,141
Hang Lung Properties Ltd.	13,000	25,885
Hang Seng Bank Ltd.	5,600	101,531
Henderson Land Development Co. Ltd.	7,100	44,251
HK Electric Investments & HK Electric Investments Ltd. (a)(c)	23,500	21,131
HKT Trust & HKT Ltd. (a)	17,000	24,634
Hong Kong & China Gas Co. Ltd.	65,400	121,741
Hong Kong Exchanges & Clearing Ltd.	8,000	201,658
Hongkong Land Holdings Ltd.	4,000	25,339
Hysan Development Co. Ltd.	5,000	22,092
Jardine Matheson Holdings Ltd.	1,900	104,789
Kerry Properties Ltd.	2,500	6,794
Li & Fung Ltd.	38,000	23,502
Link REIT	19,000	115,271
Melco Crown Entertainment Ltd. — ADR	1,318	19,506
MGM China Holdings Ltd.	14,000	19,615
MTR Corp. Ltd.	8,000	39,551
New World Development Co. Ltd.	32,000	31,824

4	BLACKROCK MSCI WORLD INDEX FUND	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
Hong Kong (continued)
NWS Holdings Ltd.	11,000	$16,708
PCCW Ltd.	32,000	21,660
Power Assets Holdings Ltd.	10,500	99,898
Sands China Ltd.	17,200	61,278
Shangri-La Asia Ltd.	16,000	19,546
Sino Land Co. Ltd.	18,000	28,259
SJM Holdings Ltd.	17,000	11,398
Sun Hung Kai Properties Ltd.	14,000	176,444
Swire Pacific Ltd., Class A	5,500	59,667
Swire Properties Ltd.	7,400	19,215
Techtronic Industries Co. Ltd.	12,500	46,858
WH Group Ltd. (b)(c)	40,500	32,713
Wharf Holdings Ltd.	11,000	59,455
Wheelock & Co. Ltd.	5,000	23,148
Wynn Macau Ltd.	14,800	21,044
Yue Yuen Industrial Holdings Ltd.	6,500	23,676

		3,024,547
Ireland — 0.8%
Bank of Ireland (b)	194,352	59,020
CRH PLC	6,368	185,327
Experian PLC	6,680	122,410
James Hardie Industries PLC	4,415	61,757
Kerry Group PLC, Class A	1,327	118,332
Medtronic PLC	10,715	848,092
Paddy Power Betfair PLC	610	81,981
Seagate Technology PLC	2,355	51,268
Shire PLC	4,498	280,684
Weatherford International PLC (b)	5,760	46,829
XL Group PLC	2,234	73,119

		1,928,819
Israel — 0.2%
Azrieli Group Ltd.	353	14,141
Bank Hapoalim BM	6,892	35,503
Bank Leumi Le-Israel BM (b)	9,440	35,082
Bezeq The Israeli Telecommunication Corp. Ltd.	18,930	39,894
Check Point Software Technologies Ltd. (b)	560	46,407
Delek Group Ltd.	30	5,273
Israel Chemicals Ltd.	3,972	19,788
Mizrahi Tefahot Bank Ltd.	422	4,908
Mobileye NV (b)	578	22,051
NICE Systems Ltd.	372	23,873
Taro Pharmaceutical Industries Ltd. (b)	75	10,481
Teva Pharmaceutical Industries Ltd.	6,941	381,290

		638,691
Italy — 0.8%
Assicurazioni Generali SpA	9,288	142,010

Common Stocks	Shares	Value
Italy (continued)
Atlantia SpA	3,190	$88,920
Enel SpA	55,924	254,165
Eni SpA	19,323	315,679
Exor SpA	706	26,590
Ferrari NV (b)	983	44,426
Intesa Sanpaolo SpA	112,738	312,333
Luxottica Group SpA	1,312	71,595
Mediobanca SpA	4,831	39,795
Prysmian SpA	1,611	38,114
Saipem SpA (b)	75,921	36,480
Snam SpA	15,968	97,651
Telecom Italia SpA (b)	78,727	76,875
Telecom Italia SpA, Non-Convertible Savings Shares	46,126	36,281
Tenaris SA	4,118	55,686
Terna — Rete Elettrica Nazionale SpA	11,523	65,085
UniCredit SpA	38,105	147,772
Unione di Banche Italiane SCpA	9,782	41,579
UnipolSai SpA	9,911	23,192

		1,914,228
Japan — 8.1%
ABC-Mart, Inc.	300	19,468
Acom Co. Ltd. (b)	2,100	10,955
Aeon Co. Ltd.	5,200	77,924
AEON Financial Service Co. Ltd.	600	13,391
Aeon Mall Co. Ltd.	1,000	13,753
Air Water, Inc.	1,000	15,023
Aisin Seiki Co. Ltd.	1,400	54,404
Ajinomoto Co., Inc.	4,300	99,116
Alfresa Holdings Corp.	1,200	23,108
Alps Electric Co. Ltd.	1,000	17,284
Amada Co. Ltd.	3,300	33,153
ANA Holdings, Inc.	7,000	19,546
Aozora Bank Ltd.	12,000	42,576
Asahi Glass Co. Ltd.	7,000	40,995
Asahi Group Holdings Ltd.	2,800	88,864
Asahi Kasei Corp.	9,000	61,579
Asics Corp.	700	13,864
Astellas Pharma, Inc.	16,100	217,070
Bandai Namco Holdings, Inc.	1,100	23,418
Bank of Kyoto Ltd.	3,000	20,123
Benesse Holdings, Inc.	500	14,186
Bridgestone Corp.	5,100	187,718
Brother Industries Ltd.	2,700	30,608
Calbee, Inc.	800	31,145
Canon, Inc.	8,100	226,498
Casio Computer Co. Ltd.	1,100	20,930
Central Japan Railway Co.	1,100	192,693
Chiba Bank Ltd.	4,000	20,200
Chubu Electric Power Co., Inc.	5,200	68,495
Chugai Pharmaceutical Co. Ltd.	1,600	53,921

BLACKROCK MSCI WORLD INDEX FUND	APRIL 30, 2016	5

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
Japan (continued)
Chugoku Bank Ltd.	1,400	$14,472
Chugoku Electric Power Co., Inc.	2,400	31,148
Citizen Holdings Co. Ltd.	2,500	14,102
Concordia Financial Group Ltd. (b)	9,000	43,342
Credit Saison Co. Ltd.	900	16,549
Dai Nippon Printing Co. Ltd.	5,000	46,892
Dai-ichi Life Insurance Co. Ltd.	8,400	100,965
Daicel Corp.	2,100	26,233
Daihatsu Motor Co. Ltd.	1,000	13,345
Daiichi Sankyo Co. Ltd.	4,400	103,697
Daikin Industries Ltd.	1,700	134,944
Daito Trust Construction Co. Ltd.	500	70,716
Daiwa House Industry Co. Ltd.	4,800	128,240
Daiwa Securities Group, Inc.	13,000	75,710
Denso Corp.	3,700	140,641
Dentsu, Inc.	1,600	81,294
Don Quijote Holdings Co. Ltd.	700	24,903
East Japan Railway Co.	2,500	219,940
Eisai Co. Ltd.	1,800	111,419
Electric Power Development Co. Ltd.	1,400	42,193
FamilyMart Co. Ltd.	500	26,387
FANUC Corp.	1,600	236,355
Fast Retailing Co. Ltd.	400	105,321
Fuji Electric Co. Ltd.	4,000	17,021
Fuji Heavy Industries Ltd.	4,100	134,623
FUJIFILM Holdings Corp.	3,800	155,983
Fujitsu Ltd.	13,000	45,423
Fukuoka Financial Group, Inc.	5,000	17,092
Gunma Bank Ltd.	4,000	15,837
Hachijuni Bank Ltd.	3,000	13,116
Hakuhodo DY Holdings, Inc.	1,600	18,038
Hamamatsu Photonics KK	900	25,012
Hankyu Hanshin Holdings, Inc.	8,000	50,708
Hikari Tsushin, Inc.	300	22,471
Hino Motors Ltd.	2,000	19,298
Hirose Electric Co. Ltd.	300	36,284
Hiroshima Bank Ltd.	4,000	14,481
Hisamitsu Pharmaceutical Co., Inc.	500	23,655
Hitachi Chemical Co. Ltd.	1,000	16,794
Hitachi Construction Machinery Co. Ltd.	1,100	17,465
Hitachi High-Technologies Corp.	700	18,940
Hitachi Ltd.	37,000	169,542
Hitachi Metals Ltd.	1,700	17,262
Hokuhoku Financial Group, Inc.	9,000	11,331
Hokuriku Electric Power Co.	1,600	20,956
Honda Motor Co. Ltd.	12,400	334,624
Hoshizaki Electric Co Ltd.	300	25,177
Hoya Corp.	3,400	130,200
Hulic Co. Ltd.	2,100	20,901
Idemitsu Kosan Co. Ltd.	1,100	23,498
IHI Corp.	10,000	21,685

Common Stocks	Shares	Value
Japan (continued)
Iida Group Holdings Co. Ltd.	1,300	$24,279
Inpex Corp.	7,400	58,829
Isetan Mitsukoshi Holdings Ltd.	3,400	36,080
Isuzu Motors Ltd.	4,400	47,081
ITOCHU Corp.	12,000	152,503
Iyo Bank Ltd.	1,900	12,485
J. Front Retailing Co. Ltd.	1,400	16,820
Japan Airlines Co. Ltd.	1,400	50,392
Japan Airport Terminal Co. Ltd.	100	3,569
Japan Exchange Group, Inc.	3,900	58,084
Japan Post Bank Co. Ltd.	3,700	45,174
Japan Post Holdings Co. Ltd.	3,900	52,543
Japan Prime Realty Investment Corp.	5	22,039
Japan Real Estate Investment Corp.	10	62,270
Japan Retail Fund Investment Corp.	18	44,224
Japan Tobacco, Inc.	8,400	343,207
JFE Holdings, Inc.	4,200	58,940
JGC Corp.	1,000	17,055
Joyo Bank Ltd.	3,000	10,455
JSR Corp.	2,000	27,416
JTEKT Corp.	1,400	17,827
JX Holdings, Inc.	15,900	68,337
Kajima Corp.	9,000	55,910
Kakaku.com, Inc.	1,500	27,017
Kamigumi Co. Ltd.	2,000	17,932
Kaneka Corp.	3,000	25,109
Kansai Electric Power Co., Inc. (b)	5,800	51,081
Kansai Paint Co. Ltd.	1,500	26,234
Kao Corp.	3,900	215,736
Kawasaki Heavy Industries Ltd.	10,000	28,047
KDDI Corp.	13,200	380,236
Keihan Electric Railway Co. Ltd.	4,000	29,004
Keikyu Corp.	3,000	27,156
Keio Corp.	5,000	44,040
Keisei Electric Railway Co. Ltd.	3,000	41,274
Keyence Corp.	300	179,818
Kikkoman Corp.	1,000	31,864
Kintetsu Group Holdings Co. Ltd.	14,000	57,575
Kirin Holdings Co. Ltd.	6,000	86,537
Kobe Steel Ltd.	22,000	21,125
Koito Manufacturing Co. Ltd.	500	21,662
Komatsu Ltd.	7,600	130,529
Konami Corp.	700	22,071
Konica Minolta, Inc.	2,600	22,442
Kose Corp.	200	18,293
Kubota Corp.	8,900	129,645
Kuraray Co. Ltd.	4,000	50,712
Kurita Water Industries Ltd.	800	19,237
Kyocera Corp.	2,300	114,126
Kyowa Hakko Kirin Co. Ltd.	1,800	32,000

6	BLACKROCK MSCI WORLD INDEX FUND	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
Japan (continued)
Kyushu Electric Power Co. Inc. (b)	3,400	$34,125
Kyushu Financial Group, Inc.	2,600	13,647
Lawson, Inc.	500	38,702
LIXIL Group Corp.	1,900	39,783
M3, Inc.	1,000	26,976
Mabuchi Motor Co. Ltd.	400	19,911
Makita Corp.	1,000	63,083
Marubeni Corp.	11,700	62,107
Marui Group Co. Ltd.	1,400	21,389
Maruichi Steel Tube Ltd.	500	14,542
Mazda Motor Corp.	4,200	63,992
McDonald’s Holdings Co. Japan Ltd.	700	17,488
Medipal Holdings Corp.	1,000	15,821
Meiji Holdings Co. Ltd.	900	69,356
Minebea Co. Ltd.	4,000	32,764
Miraca Holdings, Inc.	400	16,999
Mitsubishi Chemical Holdings Corp.	9,600	50,098
Mitsubishi Corp.	10,700	179,852
Mitsubishi Electric Corp.	14,000	148,784
Mitsubishi Estate Co. Ltd.	10,000	190,026
Mitsubishi Gas Chemical Co., Inc.	4,000	21,935
Mitsubishi Heavy Industries Ltd.	23,000	81,756
Mitsubishi Logistics Corp.	2,000	27,342
Mitsubishi Materials Corp.	8,000	25,374
Mitsubishi Motors Corp.	5,800	23,341
Mitsubishi Tanabe Pharma Corp.	1,300	23,146
Mitsubishi UFJ Financial Group, Inc.	100,000	461,481
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,600	15,689
Mitsui & Co. Ltd.	13,600	166,127
Mitsui Chemicals, Inc.	5,000	16,583
Mitsui Fudosan Co. Ltd.	7,000	170,957
Mitsui OSK Lines Ltd.	5,000	10,625
Mixi, Inc.	100	3,417
Mizuho Financial Group, Inc.	176,700	264,858
MS&AD Insurance Group Holdings, Inc.	4,500	118,852
Murata Manufacturing Co. Ltd.	1,600	208,658
Nabtesco Corp.	900	20,303
Nagoya Railroad Co. Ltd.	6,000	30,261
NEC Corp.	19,000	46,242
Nexon Co. Ltd.	1,100	16,517
NGK Insulators Ltd.	2,000	41,073
NGK Spark Plug Co. Ltd.	1,100	21,938
NH Foods Ltd.	1,000	22,289
NHK Spring Co. Ltd.	1,500	13,203
Nidec Corp.	1,500	109,911
Nikon Corp.	2,500	36,444
Nintendo Co. Ltd.	800	108,321
Nippon Building Fund, Inc.	10	63,350

Common Stocks	Shares	Value
Japan (continued)
Nippon Electric Glass Co. Ltd.	4,000	$21,178
Nippon Express Co. Ltd.	5,000	22,817
Nippon Paint Holdings Co. Ltd.	1,100	28,883
Nippon Prologis REIT, Inc.	10	23,978
Nippon Steel & Sumitomo Metal Corp.	5,300	110,281
Nippon Telegraph & Telephone Corp.	5,200	232,702
Nippon Yusen KK	10,000	19,590
Nissan Motor Co. Ltd.	19,700	174,818
Nisshin Seifun Group, Inc.	1,500	24,557
Nissin Foods Holdings Co. Ltd.	400	18,569
Nitori Holdings Co. Ltd.	600	55,811
Nitto Denko Corp.	1,300	70,032
NOK Corp.	900	14,916
Nomura Holdings, Inc.	31,400	133,411
Nomura Real Estate Holdings, Inc.	1,000	18,275
Nomura Real Estate Master Fund, Inc.	31	48,631
Nomura Research Institute Ltd.	900	31,572
NSK Ltd.	4,400	38,402
NTT Data Corp.	900	46,855
NTT DoCoMo, Inc.	10,900	261,425
Obayashi Corp.	4,700	46,062
Obic Co. Ltd.	400	21,024
Odakyu Electric Railway Co. Ltd.	5,000	54,298
Oji Holdings Corp.	5,000	20,533
Olympus Corp.	2,100	81,809
Omron Corp.	1,800	57,126
Ono Pharmaceutical Co. Ltd.	3,000	135,174
Oracle Corp. Japan	400	21,545
Oriental Land Co. Ltd.	1,500	104,161
ORIX Corp.	10,200	144,278
Osaka Gas Co. Ltd.	14,000	50,472
Otsuka Corp.	400	19,075
Otsuka Holdings Co. Ltd.	2,800	109,157
Panasonic Corp.	18,600	165,877
Park24 Co. Ltd.	700	19,620
Rakuten, Inc.	7,100	77,187
Recruit Holdings Co. Ltd.	800	24,717
Resona Holdings, Inc.	16,400	57,978
Ricoh Co. Ltd.	5,000	50,955
Rinnai Corp.	200	17,651
Rohm Co. Ltd.	600	25,965
Ryohin Keikaku Co. Ltd.	200	44,553
Sankyo Co. Ltd.	500	18,931
Santen Pharmaceutical Co. Ltd.	2,700	38,695
SBI Holdings, Inc.	1,700	17,601
Secom Co. Ltd.	1,700	130,637
Sega Sammy Holdings, Inc.	1,900	20,688
Seibu Holdings, Inc.	900	18,987
Seiko Epson Corp.	3,200	52,438
Sekisui Chemical Co. Ltd.	2,900	36,244

BLACKROCK MSCI WORLD INDEX FUND	APRIL 30, 2016	7

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
Japan (continued)
Sekisui House Ltd.	4,600	$79,871
Seven & i Holdings Co. Ltd.	5,800	236,654
Seven Bank Ltd.	2,700	11,473
Shikoku Electric Power Co., Inc.	1,400	17,281
Shimadzu Corp.	2,000	29,935
Shimamura Co. Ltd.	100	13,499
Shimano, Inc.	700	100,430
Shimizu Corp.	5,000	44,814
Shin-Etsu Chemical Co. Ltd.	3,300	184,829
Shinsei Bank Ltd.	14,000	19,622
Shionogi & Co. Ltd.	2,100	107,189
Shiseido Co. Ltd.	2,600	57,825
Shizuoka Bank Ltd.	6,000	44,470
Showa Shell Sekiyu KK	1,800	18,784
SMC Corp.	400	97,544
Softbank Group Corp.	7,300	392,525
Sohgo Security Services Co. Ltd.	500	27,765
Sompo Japan Nipponkoa Holdings, Inc.	2,500	65,640
Sony Corp.	9,600	232,527
Sony Financial Holdings, Inc.	700	8,654
Stanley Electric Co. Ltd.	1,000	20,332
Sumitomo Chemical Co. Ltd.	11,000	49,718
Sumitomo Corp.	8,200	86,693
Sumitomo Dainippon Pharma Co. Ltd.	1,500	19,309
Sumitomo Electric Industries Ltd.	5,300	63,757
Sumitomo Heavy Industries Ltd.	4,000	16,810
Sumitomo Metal Mining Co. Ltd.	3,000	33,847
Sumitomo Mitsui Financial Group, Inc.	9,600	288,880
Sumitomo Mitsui Trust Holdings, Inc.	25,000	76,847
Sumitomo Realty & Development Co. Ltd.	3,000	87,229
Sumitomo Rubber Industries Ltd.	1,400	21,313
Suntory Beverage & Food Ltd.	1,300	56,787
Suruga Bank Ltd.	1,200	23,333
Suzuken Co. Ltd.	900	30,841
Suzuki Motor Corp.	2,700	73,990
Sysmex Corp.	1,200	75,047
T&D Holdings, Inc.	4,200	40,204
Taiheiyo Cement Corp.	7,000	18,522
Taisei Corp.	9,000	61,430
Taisho Pharmaceutical Holdings Co. Ltd.	300	24,641
Taiyo Nippon Sanso Corp.	1,800	16,621
Takashimaya Co. Ltd.	2,000	14,602
Takeda Pharmaceutical Co. Ltd.	6,000	286,571
TDK Corp.	900	52,662
Teijin Ltd.	10,000	35,802
Terumo Corp.	2,000	76,031
THK Co. Ltd.	1,000	19,863

Common Stocks	Shares	Value
Japan (continued)
Tobu Railway Co. Ltd.	8,000	$41,001
Toho Co. Ltd.	500	12,673
Toho Gas Co. Ltd.	3,000	20,483
Tohoku Electric Power Co., Inc.	4,100	52,418
Tokio Marine Holdings, Inc.	5,300	173,429
Tokyo Electric Power Co., Inc. (b)	12,100	64,806
Tokyo Electron Ltd.	1,300	85,920
Tokyo Gas Co. Ltd.	18,000	79,446
Tokyo Tatemono Co. Ltd.	1,600	21,126
Tokyu Corp.	9,000	78,002
Tokyu Fudosan Holdings Corp.	3,700	25,155
TonenGeneral Sekiyu KK	3,000	28,415
Toppan Printing Co. Ltd.	3,000	25,651
Toray Industries, Inc.	11,000	91,881
Toshiba Corp. (b)	29,000	61,334
Toto Ltd.	1,400	47,474
Toyo Seikan Kaisha Ltd.	1,300	25,629
Toyo Suisan Kaisha Ltd.	500	17,659
Toyoda Gosei Co. Ltd.	700	12,907
Toyota Industries Corp.	1,200	52,066
Toyota Motor Corp.	20,600	1,044,208
Toyota Tsusho Corp.	2,000	45,269
Trend Micro, Inc.	600	22,754
Unicharm Corp.	2,600	53,745
United Urban Investment Corp.	20	34,520
USS Co. Ltd.	1,300	20,564
West Japan Railway Co.	1,300	78,476
Yahoo! Japan Corp.	12,300	55,023
Yakult Honsha Co. Ltd.	600	29,742
Yamada Denki Co. Ltd.	4,800	24,164
Yamaguchi Financial Group, Inc.	2,000	18,590
Yamaha Corp.	1,000	28,700
Yamaha Motor Co. Ltd.	1,500	24,553
Yamato Holdings Co. Ltd.	2,400	48,405
Yamazaki Baking Co. Ltd.	1,000	23,673
Yaskawa Electric Corp.	2,500	29,278
Yokogawa Electric Corp.	1,600	17,191
Yokohama Rubber Co. Ltd.	1,000	16,765

		20,599,941
Luxembourg — 0.0%
RTL Group SA (b)	260	21,769
Netherlands — 1.8%
Aegon NV	13,528	77,777
AerCap Holdings NV (b)	599	23,966
Akzo Nobel NV	2,035	144,580
Altice NV Class A (b)	3,617	54,833
Altice NV Class B (b)	386	5,900
ASML Holding NV	2,634	254,591
CNH Industrial NV	7,015	53,930
Core Laboratories NV	474	63,355
Gemalto NV	766	49,791
Heineken Holding NV	713	58,863

8	BLACKROCK MSCI WORLD INDEX FUND	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
Netherlands (continued)
Heineken NV	1,831	$171,798
ING Groep NV CVA	29,393	360,165
Koninklijke Ahold NV	6,338	138,005
Koninklijke Boskalis Westminster NV	537	22,395
Koninklijke DSM NV	1,373	84,270
Koninklijke KPN NV	28,771	113,060
Koninklijke Philips NV	7,744	212,794
Koninklijke Vopak NV	563	30,610
NN Group NV	1,688	58,595
NXP Semiconductor NV (b)	865	73,767
OCI NV (b)	879	17,369
QIAGEN NV (b)	1,444	32,476
Randstad Holding NV	1,066	57,283
Royal Dutch Shell PLC, Class A	29,797	780,479
Royal Dutch Shell PLC, Class B	29,963	786,675
Sensata Technologies Holding NV (b)	1,226	46,183
TNT Express NV (b)	3,212	29,158
Unilever NV CVA	12,772	561,072
Wolters Kluwer NV	2,200	83,804

		4,447,544
New Zealand — 0.1%
Auckland International Airport Ltd.	6,232	26,733
Contact Energy Ltd.	5,689	20,185
Fletcher Building Ltd.	4,415	25,665
Meridian Energy Ltd.	9,623	17,775
Mighty River Power Ltd.	7,580	15,995
Ryman Healthcare Ltd.	3,091	19,268
Spark New Zealand Ltd.	10,867	28,100

		153,721
Norway — 0.2%
DnB NOR ASA	7,055	90,279
Gjensidige Forsikring ASA	1,417	24,260
Norsk Hydro ASA	12,423	54,052
Orkla ASA	6,476	56,535
Schibsted ASA, Class A	577	16,817
Schibsted ASA, Class B (b)	808	22,991
Statoil ASA	9,773	172,017
Telenor ASA	5,304	91,261
Yara International ASA	1,515	60,597

		588,809
Portugal — 0.1%
Banco Comercial Portugues SA (b)	469,745	20,870
EDP — Energias de Portugal SA	17,442	62,008
Galp Energia SGPS SA	755	10,373
Jeronimo Martins SGPS SA	2,237	36,625

		129,876

Common Stocks	Shares	Value
Singapore — 0.7%
Ascendas Real Estate Investment Trust	13,697	$24,998
Broadcom Ltd.	2,927	426,610
CapitaLand Commercial Trust Ltd.	12,300	13,049
CapitaLand Ltd.	18,800	43,304
CapitaLand Mall Trust	16,900	25,944
City Developments Ltd.	2,200	13,608
ComfortDelGro Corp. Ltd.	17,600	37,722
DBS Group Holdings Ltd.	12,900	145,913
Genting Singapore PLC	42,900	25,895
Global Logistic Properties Ltd.	25,600	36,302
Golden Agri-Resources Ltd.	65,200	19,342
Hutchison Port Holdings Trust	28,900	12,830
Jardine Cycle & Carriage Ltd.	900	25,731
Keppel Corp. Ltd.	12,400	49,553
Noble Group Ltd. (b)	72,800	24,681
Oversea-Chinese Banking Corp. Ltd. (d)	25,900	168,249
SembCorp Industries Ltd.	9,300	19,879
SembCorp Marine Ltd. (d)	10,500	12,973
Singapore Airlines Ltd.	5,600	47,804
Singapore Exchange Ltd.	4,400	24,559
Singapore Press Holdings Ltd.	300	903
Singapore Technologies Engineering Ltd.	11,100	26,496
Singapore Telecommunications Ltd.	63,100	180,490
StarHub Ltd.	6,700	16,458
Suntec Real Estate Investment Trust	15,700	19,616
United Overseas Bank Ltd.	10,700	147,452
UOL Group Ltd.	4,200	19,126
Wilmar International Ltd.	10,500	28,843
Yangzijiang Shipbuilding Holdings Ltd.	31,000	22,727

		1,661,057
Spain — 1.2%
Abertis Infraestructuras SA	4,039	68,188
ACS Actividades de Construccion y Servicios SA	1,587	52,635
Aena SA (b)(c)	574	81,999
Amadeus IT Holding SA, Class A	3,527	160,832
Banco Bilbao Vizcaya Argentaria SA	49,036	336,966
Banco de Sabadell SA (b)	1,184	2,263
Banco de Sabadell SA	40,770	78,119
Banco Popular Espanol SA	14,998	40,895
Banco Santander SA	115,359	585,830
Bankia SA	39,166	36,535
Bankinter SA	6,680	50,987
CaixaBank SA	22,348	67,462

BLACKROCK MSCI WORLD INDEX FUND	APRIL 30, 2016	9

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
Spain (continued)
Distribuidora Internacional de Alimentacion SA	7,093	$39,468
Endesa SA	2,474	52,053
Ferrovial SA	3,682	79,439
Gas Natural SDG SA	2,937	61,245
Grifols SA	2,698	58,825
Iberdrola SA	41,684	296,737
Industria de Diseno Textil SA	8,148	262,248
International Consolidated Airlines Group SA	6,423	49,529
Mapfre SA	9,540	24,269
Repsol SA	8,441	111,222
Telefonica SA	36,425	398,460
Zardoya Otis SA	1,739	18,479

		3,014,685
Sweden — 1.1%
Alfa Laval AB	1,868	29,474
Assa Abloy AB, Class B	8,089	169,968
Atlas Copco AB, A Shares	5,744	148,811
Atlas Copco AB, B Shares	3,162	75,970
Autoliv, Inc.	623	76,299
Boliden AB	1,701	29,751
Electrolux AB, Class B	1,813	52,685
Getinge AB, Class B	1,107	23,445
Hennes & Mauritz AB, Class B	7,216	256,964
Hexagon AB, Class B	2,050	81,887
Husqvarna AB, Class B	3,673	29,315
ICA Gruppen AB	579	19,037
Industrivarden AB, Class C	1,356	24,717
Investment AB Kinnevik, Class B	2,028	58,423
Investor AB, Class B	3,562	130,868
Lundin Petroleum AB (b)	1,782	33,433
Millicom International Cellular SA	385	22,291
Nordea Bank AB	23,149	225,012
Sandvik AB	7,193	73,901
Securitas AB, Class B	2,452	38,772
Skandinaviska Enskilda Banken AB, Class A	12,029	115,005
Skanska AB, Class B	3,013	66,409
SKF AB, Class B	2,813	51,837
Svenska Cellulosa AB, B Shares	5,063	159,746
Svenska Handelsbanken AB, A Shares	11,877	158,441
Swedbank AB, Class A	7,274	157,037
Swedish Match AB	1,389	44,117
Tele2 AB, Class B	2,152	20,562
Telefonaktiebolaget LM Ericsson, Class B	23,117	187,303
TeliaSonera AB	21,911	104,791
Volvo AB, Class B	10,680	125,242

		2,791,513

Common Stocks	Shares	Value
Switzerland — 3.5%
ABB Ltd., Registered Shares (b)	16,554	$350,452
Actelion Ltd., Registered Shares (b)	721	116,860
Adecco SA, Registered Shares	1,233	79,594
Aryzta AG (b)	515	20,031
Baloise Holding AG, Registered Shares	354	43,881
Barry Callebaut AG, Registered Shares (b)	20	23,529
Cie Financiere Richemont SA, Registered Shares	3,966	264,454
Coca-Cola HBC AG (b)	1,204	24,680
Credit Suisse Group AG, Registered Shares (b)	13,909	211,673
Dufry AG (b)	417	54,968
EMS-Chemie Holding AG, Registered Shares	48	23,754
Galenica AG	35	51,240
Geberit AG, Registered Shares	272	104,647
Givaudan SA, Registered Shares	72	142,118
Glencore PLC	95,239	227,613
Julius Baer Group Ltd. (b)	1,704	73,026
Kuehne & Nagel International AG, Registered Shares	443	63,932
LafargeHolcim Ltd. (b)	3,548	180,151
Lindt & Spruengli AG	8	49,019
Lindt & Spruengli AG, Registered Shares	1	73,207
Lonza Group AG, Registered Shares (b)	374	62,379
Nestle SA, Registered Shares	24,405	1,821,581
Novartis AG, Registered Shares	17,417	1,325,472
Pargesa Holding SA, Bearer Shares	334	23,239
Partners Group Holding AG	145	59,804
Roche Holding AG	5,378	1,360,683
Schindler Holding AG, Participation Certificates	313	57,084
Schindler Holding AG, Registered Shares	144	26,493
SGS SA, Registered Shares	45	99,220
Sika AG, Bearer Shares	16	68,191
Sonova Holding AG, Registered Shares	512	68,545
STMicroelectronics NV	3,956	24,323
Sulzer AG, Registered Shares	32	2,921
Swatch Group AG, Bearer Shares	246	83,931
Swatch Group AG, Registered Shares	352	23,551
Swiss Life Holding AG, Registered Shares (b)	227	57,412
Swiss Prime Site AG, Registered Shares (b)	355	31,121
Swiss Re AG	2,676	237,839
Swisscom AG, Registered Shares	218	110,783

10	BLACKROCK MSCI WORLD INDEX FUND	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
Switzerland (continued)
Syngenta AG, Registered Shares	707	$283,624
TE Connectivity Ltd.	2,911	173,146
UBS Group AG, Registered Shares	27,536	477,349
Zurich Insurance Group AG (b)	1,121	251,535

		8,909,055
United Arab Emirates — 0.0%
Mediclinic International PLC	3,047	40,315
United Kingdom — 6.5%
3i Group PLC	7,623	52,874
Aberdeen Asset Management PLC	6,371	27,872
Admiral Group PLC	1,803	49,003
Aggreko PLC	1,748	27,824
Anglo American PLC	10,540	117,893
Antofagasta PLC	3,248	23,003
ARM Holdings PLC	11,210	153,867
Ashtead Group PLC	3,567	47,439
Associated British Foods PLC	2,769	124,219
AstraZeneca PLC	9,564	548,712
Auto Trader Group PLC (c)	9,127	50,128
Aviva PLC	31,374	198,770
Babcock International Group PLC	1,544	21,426
BAE Systems PLC	24,455	170,614
Barclays PLC	127,448	319,991
Barratt Developments PLC	7,804	60,773
Berkeley Group Holdings PLC	979	42,900
BHP Billiton PLC	16,745	228,812
BP PLC	143,604	791,169
British American Tobacco PLC	14,149	862,694
British Land Co. PLC	7,300	76,807
BT Group PLC	63,078	408,876
Bunzl PLC	2,152	64,233
Burberry Group PLC	3,597	62,629
Capita PLC	5,424	79,472
Carnival PLC	1,573	78,459
Centrica PLC	42,482	148,357
Cobham PLC	9,295	20,971
Compass Group PLC	12,709	226,327
Croda International PLC	992	43,700
Delphi Automotive PLC	2,181	160,587
Diageo PLC	19,721	533,179
Direct Line Insurance Group PLC	9,715	51,466
Dixons Carphone PLC	6,915	43,046
easyJet PLC	1,336	28,795
Fiat Chrysler Automobiles NV	6,793	54,688
Fresnillo PLC	1,783	29,064
G4S PLC	11,940	32,925
GKN PLC	14,533	59,308
GlaxoSmithKline PLC	36,873	788,067
Hammerson PLC	5,575	47,710
Hargreaves Lansdown PLC	2,014	37,918
HSBC Holdings PLC	149,090	988,001
ICAP PLC	3,097	21,232

Common Stocks	Shares	Value
United Kingdom (continued)
IMI PLC	1,813	$24,811
Imperial Brands PLC	7,194	391,161
Inmarsat PLC	3,177	43,226
InterContinental Hotels Group PLC	1,669	66,702
Intertek Group PLC	1,367	65,214
Intu Properties PLC	6,350	28,278
Investec PLC	3,315	25,386
ITV PLC	31,225	102,926
J. Sainsbury PLC	11,914	50,406
Johnson Matthey PLC	1,368	57,818
Kingfisher PLC	16,955	90,332
Land Securities Group PLC	5,681	94,097
Legal & General Group PLC	47,472	155,133
Liberty Global PLC, Class A (b)	1,953	73,687
Liberty Global PLC, Class C (b)	4,498	164,627
Lloyds Banking Group PLC	430,121	422,168
London Stock Exchange Group PLC	2,197	87,269
Marks & Spencer Group PLC	12,227	75,845
Meggitt PLC	7,666	46,091
Merlin Entertainments PLC (c)	7,685	48,544
Mondi PLC	2,608	49,955
National Grid PLC	28,195	402,303
Next PLC	1,206	89,758
Old Mutual PLC	35,491	96,491
Pearson PLC	6,304	74,283
Pentair PLC	1,407	81,719
Persimmon PLC	2,381	69,254
Petrofac Ltd.	2,236	27,703
Provident Financial PLC	1,316	56,129
Prudential PLC	19,422	383,381
Randgold Resources Ltd.	682	68,124
Reckitt Benckiser Group PLC	4,826	470,144
RELX NV	8,079	135,675
RELX PLC	9,053	160,385
Rexam PLC	5,029	45,994
Rio Tinto PLC	9,522	319,428
Rolls-Royce Holdings PLC (b)	1,091,952	150,355
Royal Bank of Scotland Group PLC (b)	25,704	86,477
Royal Mail PLC	6,497	46,275
RSA Insurance Group PLC	7,407	49,755
SABMiller PLC	7,313	447,892
Sage Group PLC	8,114	70,283
Schroders PLC	966	35,561
Segro PLC	4,428	27,055
Severn Trent PLC	1,674	54,573
Sky PLC	8,974	123,357
Smith & Nephew PLC	7,150	121,080
Smiths Group PLC	3,405	55,258
Sports Direct International PLC (b)	2,556	14,419
SSE PLC	7,986	176,439
St. James’s Place PLC	4,295	54,519
Standard Chartered PLC	25,523	206,292

BLACKROCK MSCI WORLD INDEX FUND	APRIL 30, 2016	11

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
United Kingdom (continued)
Standard Life PLC	16,453	$78,568
Tate & Lyle PLC	2,551	21,963
Taylor Wimpey PLC	22,987	62,009
Tesco PLC (b)	63,916	160,687
Travis Perkins PLC	2,118	57,302
Unilever PLC	9,685	432,744
United Utilities Group PLC	5,282	72,633
Vodafone Group PLC	208,189	670,751
Weir Group PLC	1,657	29,106
Whitbread PLC	1,381	78,278
William Hill PLC	5,111	23,400
Willis Towers Watson PLC	1,058	132,144
WM Morrison Supermarkets PLC	16,102	45,055
Wolseley PLC	2,015	112,864
Worldpay Group PLC (b)(c)	8,287	32,320
WPP PLC	9,955	232,575

		16,612,236
United States — 56.2%
3M Co.	4,659	779,823
Abbott Laboratories	11,275	438,597
AbbVie, Inc.	12,817	781,837
Accenture PLC, Class A	4,712	532,079
Activision Blizzard, Inc.	4,342	149,669
Acuity Brands, Inc.	339	82,679
Adobe Systems, Inc. (b)	3,753	353,608
ADT Corp.	1,243	52,181
Advance Auto Parts, Inc.	540	84,294
AES Corp.	4,825	53,847
Aetna, Inc.	2,610	293,025
Affiliated Managers Group, Inc. (b)	451	76,814
Aflac, Inc.	3,272	225,670
AGCO Corp.	471	25,184
Agilent Technologies, Inc.	2,602	106,474
AGL Resources, Inc.	906	59,669
Air Products & Chemicals, Inc.	1,552	226,421
Airgas, Inc.	516	73,499
Akamai Technologies, Inc. (b)	1,262	64,349
Albemarle Corp.	816	53,987
Alcoa, Inc.	9,991	111,599
Alexion Pharmaceuticals, Inc. (b)	1,718	239,283
Alkermes PLC (b)	1,330	52,868
Alleghany Corp. (b)	112	58,383
Allergan PLC (b)	2,961	641,234
Alliance Data Systems Corp. (b)	443	90,066
Alliant Energy Corp.	807	56,910
Allstate Corp.	3,045	198,077
Ally Financial, Inc. (b)	3,063	54,552
Alnylam Pharmaceuticals, Inc. (b)	697	46,727
Alphabet, Inc., Class A (b)	2,230	1,578,572
Alphabet, Inc., Class C (b)	2,381	1,650,057
Altria Group, Inc.	14,913	935,194
Amazon.com, Inc. (b)	3,050	2,011,749

Common Stocks	Shares	Value
United States (continued)
AMERCO, Inc.	58	$20,416
Ameren Corp.	1,824	87,552
American Airlines Group, Inc.	1,221	42,356
American Capital Agency Corp.	2,465	45,282
American Electric Power Co., Inc.	3,744	237,744
American Express Co.	6,263	409,788
American International Group, Inc.	9,780	545,920
American Tower Corp.	3,191	334,672
American Water Works Co., Inc.	1,242	90,368
Ameriprise Financial, Inc.	1,312	125,821
AmerisourceBergen Corp.	1,472	125,267
AMETEK, Inc.	1,943	93,439
Amgen, Inc.	5,738	908,325
Amphenol Corp., Class A	2,481	138,514
Anadarko Petroleum Corp.	4,030	212,623
Analog Devices, Inc.	2,336	131,564
Annaly Capital Management, Inc.	7,897	82,287
ANSYS, Inc. (b)	715	64,901
Antero Resources Corp. (b)	544	15,395
Anthem, Inc.	1,988	279,851
Aon PLC	2,128	223,695
Apache Corp.	3,187	173,373
Apple, Inc.	42,675	4,000,354
Applied Materials, Inc.	9,513	194,731
Aramark	1,609	53,918
Arch Capital Group Ltd. (b)	866	61,044
Archer-Daniels-Midland Co.	4,484	179,091
Arrow Electronics, Inc. (b)	859	53,344
Arthur J Gallagher & Co.	1,233	56,767
Ashland, Inc.	466	52,006
Assurant, Inc.	500	42,285
AT&T, Inc.	47,089	1,827,995
Atmos Energy Corp.	769	55,791
Autodesk, Inc. (b)	1,886	112,821
Automatic Data Processing, Inc.	3,539	312,989
AutoNation, Inc. (b)	571	28,921
AutoZone, Inc. (b)	241	184,420
AvalonBay Communities, Inc.	1,042	184,215
Avery Dennison Corp.	670	48,649
Avnet, Inc.	1,174	48,275
Axalta Coating Systems Ltd. (b)	1,699	48,371
Axis Capital Holdings Ltd.	741	39,473
B/E Aerospace, Inc.	645	31,366
Baker Hughes, Inc.	3,497	169,115
Ball Corp.	1,026	73,236
Bank of America Corp.	79,621	1,159,282
Bank of New York Mellon Corp.	8,406	338,257
Baxalta, Inc.	5,380	225,691
Baxter International, Inc.	4,346	192,180
BB&T Corp.	6,670	235,985
Becton Dickinson & Co.	1,605	258,822
Bed Bath & Beyond, Inc. (b)	1,199	56,617

12	BLACKROCK MSCI WORLD INDEX FUND	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
United States (continued)
Berkshire Hathaway, Inc., Class B (b)	9,078	$1,320,667
Best Buy Co., Inc.	2,464	79,045
Biogen, Inc. (b)	1,674	460,333
BioMarin Pharmaceutical, Inc. (b)	1,159	98,144
BlackRock, Inc. (e)	932	332,100
Boeing Co.	4,991	672,787
BorgWarner, Inc.	1,633	58,657
Boston Properties, Inc.	1,191	153,472
Boston Scientific Corp. (b)	10,228	224,198
Bristol-Myers Squibb Co.	12,665	914,160
Brixmor Property Group, Inc.	1,685	42,546
Brown-Forman Corp., Class B	863	83,124
Bunge Ltd.	1,115	69,688
C.H. Robinson Worldwide, Inc.	1,094	77,641
C.R. Bard, Inc.	551	116,906
CA, Inc.	2,465	73,112
Cablevision Systems Corp., New York Group, Class A	1,435	47,915
Cabot Oil & Gas Corp.	3,198	74,833
Calpine Corp. (b)	3,625	57,203
Camden Property Trust	631	50,941
Campbell Soup Co.	1,377	84,975
Capital One Financial Corp.	4,121	298,319
Cardinal Health, Inc.	2,558	200,701
CarMax, Inc. (b)	1,470	77,837
Carnival Corp.	3,181	156,028
Caterpillar, Inc.	4,316	335,440
CBRE Group, Inc., Class A (b)	2,119	62,786
CBS Corp., Class B	3,268	182,714
CDK Global, Inc.	976	46,428
CDW Corp.	1,087	41,850
Celanese Corp., Series A	1,159	81,941
Celgene Corp. (b)	5,994	619,840
Centene Corp. (b)	1,333	82,593
CenterPoint Energy, Inc.	2,888	61,948
CenturyLink, Inc.	4,136	128,009
Cerner Corp. (b)	2,498	140,238
CF Industries Holdings, Inc.	1,647	54,466
Charles Schwab Corp.	9,094	258,361
Charter Communications, Inc., Class A (b)	684	145,172
Cheniere Energy, Inc. (b)	1,617	62,869
Chevron Corp.	14,406	1,472,005
Chicago Bridge & Iron Co. NV	577	23,224
Chipotle Mexican Grill, Inc. (b)	253	106,505
Chubb Ltd.	3,606	425,003
Church & Dwight Co., Inc.	956	88,621
Cigna Corp.	1,956	270,984
Cimarex Energy Co.	730	79,482
Cincinnati Financial Corp.	1,026	67,726
Cintas Corp.	727	65,270
Cisco Systems, Inc.	38,784	1,066,172

Common Stocks	Shares	Value
United States (continued)
CIT Group, Inc.	1,318	$45,563
Citigroup, Inc.	22,723	1,051,620
Citizens Financial Group, Inc.	3,822	87,333
Citrix Systems, Inc. (b)	1,175	96,162
Clorox Co.	1,040	130,239
CME Group, Inc.	2,457	225,823
CMS Energy Corp.	2,098	85,347
Coach, Inc.	2,064	83,117
Coca-Cola Co.	31,624	1,416,755
Coca-Cola Enterprises, Inc.	1,620	85,018
Cognizant Technology Solutions Corp., Class A (b)	4,630	270,253
Colgate-Palmolive Co.	6,450	457,434
Columbia Pipeline Group, Inc.	3,672	94,077
Comcast Corp., Class A	19,006	1,154,805
Comerica, Inc.	1,282	56,921
ConAgra Foods, Inc.	3,451	153,777
Concho Resources, Inc. (b)	891	103,507
ConocoPhillips	9,361	447,362
Consolidated Edison, Inc.	2,305	171,953
Constellation Brands, Inc., Class A	1,307	203,970
Continental Resources, Inc. (b)	829	30,889
Cooper Cos., Inc.	346	52,966
Corning, Inc.	8,884	165,864
Costco Wholesale Corp.	3,312	490,607
Crown Castle International Corp.	2,647	229,971
Crown Holdings, Inc. (b)	997	52,801
CSX Corp.	7,550	205,888
Cummins, Inc.	1,434	167,821
CVS Health Corp.	8,403	844,501
D.R. Horton, Inc.	2,560	76,954
Danaher Corp.	4,634	448,339
Darden Restaurants, Inc.	813	50,609
DaVita HealthCare Partners, Inc. (b)	1,250	92,375
Deere & Co.	2,371	199,425
Delta Air Lines, Inc.	1,565	65,214
DENTSPLY SIRONA, Inc.	1,894	112,882
Devon Energy Corp.	3,817	132,374
Dick’s Sporting Goods, Inc.	570	26,414
Digital Realty Trust, Inc.	1,298	114,198
Discover Financial Services	3,209	180,570
Discovery Communications, Inc., Class A (b)	883	24,115
Discovery Communications, Inc., Class C (b)	2,192	58,702
DISH Network Corp., Class A (b)	1,656	81,624
Dollar General Corp.	2,311	189,294
Dollar Tree, Inc. (b)	1,659	132,239
Dominion Resources, Inc.	4,459	318,685
Dover Corp.	1,185	77,855
Dow Chemical Co.	8,485	446,396
Dr Pepper Snapple Group, Inc.	1,409	128,092

BLACKROCK MSCI WORLD INDEX FUND	APRIL 30, 2016	13

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
United States (continued)
DTE Energy Co.	1,330	$118,583
Duke Energy Corp.	5,187	408,632
Duke Realty Corp.	2,440	53,363
Dun & Bradstreet Corp.	230	25,394
E*Trade Financial Corp. (b)	2,065	51,997
E.I. du Pont de Nemours & Co.	6,552	431,842
Eastman Chemical Co.	1,146	87,531
Eaton Corp. PLC	3,552	224,735
Eaton Vance Corp.	744	25,690
eBay, Inc. (b)	8,017	195,855
Ecolab, Inc.	2,040	234,559
Edgewell Personal Care Co.	456	37,424
Edison International	2,571	181,795
Edwards Lifesciences Corp. (b)	1,725	183,212
Electronic Arts, Inc. (b)	2,484	153,635
Eli Lilly & Co.	7,559	570,931
EMC Corp.	15,201	396,898
Emerson Electric Co.	5,004	273,369
Endo International PLC (b)	1,556	42,012
Entergy Corp.	1,298	97,584
Envision Healthcare Holdings, Inc. (b)	1,067	24,146
EOG Resources, Inc.	4,144	342,377
EQT Corp.	1,155	80,966
Equifax, Inc.	1,063	127,826
Equinix, Inc.	531	175,416
Equity Residential	2,572	175,076
Essex Property Trust, Inc.	572	126,097
Estee Lauder Cos., Inc., Class A	1,784	171,032
Everest Re Group Ltd.	310	57,319
Eversource Energy	2,552	144,035
Exelon Corp.	7,253	254,508
Expedia, Inc.	858	99,331
Expeditors International of Washington, Inc.	1,474	73,125
Express Scripts Holding Co. (b)	5,100	376,023
Extra Space Storage, Inc.	825	70,084
Exxon Mobil Corp.	31,865	2,816,866
F5 Networks, Inc. (b)	518	54,261
Facebook, Inc., Class A (b)	17,379	2,043,423
Fastenal Co.	2,006	93,861
Federal Realty Investment Trust	489	74,367
FedEx Corp.	2,024	334,183
Fidelity National Information Services, Inc.	2,279	149,958
Fifth Third Bancorp	5,852	107,150
First Republic Bank	1,067	75,031
FirstEnergy Corp.	2,989	97,412
Fiserv, Inc. (b)	1,722	168,274
FleetCor Technologies, Inc. (b)	601	92,963
Flextronics International Ltd. (b)	4,062	49,353
FLIR Systems, Inc.	1,512	45,678
Flowserve Corp.	979	47,785

Common Stocks	Shares	Value
United States (continued)
Fluor Corp.	1,025	$56,027
FMC Corp.	1,201	51,955
FMC Technologies, Inc. (b)	1,629	49,668
FNF Group	1,978	63,098
Foot Locker, Inc.	1,070	65,741
Ford Motor Co.	27,847	377,605
Fortinet, Inc. (b)	1,078	35,046
Fortune Brands Home & Security, Inc.	1,130	62,613
Franklin Resources, Inc.	2,827	105,560
Freeport-McMoRan, Inc.	8,737	122,318
Frontier Communications Corp.	8,535	47,455
GameStop Corp., Class A	802	26,306
Gap, Inc.	1,790	41,492
Garmin Ltd.	850	36,236
Gartner, Inc. (b)	592	51,605
General Dynamics Corp.	2,084	292,844
General Electric Co.	72,240	2,221,380
General Growth Properties, Inc.	4,918	137,852
General Mills, Inc.	4,556	279,465
General Motors Co.	10,829	344,362
Genuine Parts Co.	1,166	111,901
Gilead Sciences, Inc.	11,011	971,280
Global Payments, Inc.	912	65,828
Goldman Sachs Group, Inc.	2,864	470,011
Goodyear Tire & Rubber Co.	1,904	55,159
H&R Block, Inc.	1,667	33,740
Halliburton Co.	6,659	275,083
Hanesbrands, Inc.	2,882	83,664
Harley-Davidson, Inc.	1,456	69,640
Harman International Industries, Inc.	544	41,757
Harris Corp.	932	74,569
Hartford Financial Services Group, Inc.	3,070	136,247
Hasbro, Inc.	873	73,891
HCA Holdings, Inc. (b)	2,584	208,322
HCP, Inc.	3,229	109,237
Helmerich & Payne, Inc.	777	51,375
Henry Schein, Inc. (b)	739	124,669
Hershey Co.	1,118	104,097
Hertz Global Holdings, Inc. (b)	2,112	19,557
Hess Corp.	2,276	135,695
Hewlett Packard Enterprise Co.	13,807	230,025
Hilton Worldwide Holdings, Inc.	3,489	76,932
HollyFrontier Corp.	1,328	47,277
Hologic, Inc. (b)	1,693	56,868
Home Depot, Inc.	9,705	1,299,402
Honeywell International, Inc.	5,741	656,024
Hormel Foods Corp.	2,110	81,341
Host Hotels & Resorts, Inc.	5,534	87,548
HP, Inc.	12,963	159,056
Humana, Inc.	1,126	199,381

14	BLACKROCK MSCI WORLD INDEX FUND	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
United States (continued)
Huntington Bancshares, Inc.	5,967	$60,028
IHS, Inc., Class A (b)	484	59,619
Illinois Tool Works, Inc.	2,509	262,241
Illumina, Inc. (b)	1,121	151,324
IMS Health Holdings, Inc. (b)	1,894	50,456
Incyte Corp. (b)	1,182	85,423
Ingersoll-Rand PLC	1,967	128,917
Intel Corp.	36,096	1,092,987
IntercontinentalExchange, Inc.	910	218,427
International Business Machines Corp.	7,038	1,027,126
International Flavors & Fragrances, Inc.	614	73,355
International Paper Co.	2,785	120,507
Interpublic Group of Cos., Inc.	3,090	70,885
Intuit, Inc.	1,888	190,480
Intuitive Surgical, Inc. (b)	294	184,150
Invesco Ltd.	3,443	106,767
Ionis Pharmaceuticals, Inc. (b)	1,125	46,091
Iron Mountain, Inc.	1,477	53,955
J.M. Smucker Co.	916	116,314
Jacobs Engineering Group, Inc. (b)	767	34,193
Jazz Pharmaceuticals PLC (b)	434	65,404
JB Hunt Transport Services, Inc.	658	54,535
Johnson & Johnson	21,179	2,373,742
Johnson Controls, Inc.	5,036	208,490
Jones Lang LaSalle, Inc.	420	48,371
JPMorgan Chase & Co.	28,177	1,780,786
Juniper Networks, Inc.	2,445	57,213
Kansas City Southern	780	73,905
Kellogg Co.	2,096	160,994
KeyCorp	6,996	85,981
Kimberly-Clark Corp.	2,744	343,521
Kimco Realty Corp.	3,019	84,894
Kinder Morgan, Inc.	14,135	251,038
KLA-Tencor Corp.	1,173	82,040
Kohl’s Corp.	1,492	66,096
Kraft Heinz Co.	4,560	355,999
Kroger Co.	7,075	250,384
L Brands, Inc.	1,927	150,865
L-3 Communications Holdings, Inc.	619	81,417
Laboratory Corp. of America Holdings (b)	740	92,737
Lam Research Corp.	1,155	88,242
Las Vegas Sands Corp.	3,042	137,346
Lear Corp.	545	62,746
Legg Mason, Inc.	620	19,908
Leggett & Platt, Inc.	1,001	49,339
Lennar Corp., Class A	1,230	55,731
Leucadia National Corp.	2,332	38,898
Level 3 Communications, Inc. (b)	2,442	127,619
Liberty Interactive Corp QVC Group, Series A (b)	3,649	95,604

Common Stocks	Shares	Value
United States (continued)
Liberty Property Trust	1,416	$49,418
Liberty SiriusXM Group, Class A (b)	618	20,252
Liberty SiriusXM Group, Class C (b)	1,346	43,099
Lincoln National Corp.	1,896	82,381
Linear Technology Corp.	1,773	78,863
LinkedIn Corp., Class A (b)	1,025	128,443
LKQ Corp. (b)	2,375	76,119
Lockheed Martin Corp.	2,110	490,322
Loews Corp.	2,108	83,645
Lowe’s Cos., Inc.	6,990	531,380
lululemon athletica, Inc. (b)	800	52,440
LyondellBasell Industries NV, Class A	2,840	234,783
M&T Bank Corp.	1,135	134,293
Macerich Co.	1,009	76,765
Macy’s, Inc.	2,321	91,888
Mallinckrodt PLC (b)	830	51,892
ManpowerGroup, Inc.	566	43,599
Marathon Oil Corp.	7,167	100,983
Marathon Petroleum Corp.	3,975	155,343
Markel Corp. (b)	103	92,608
Marriott International, Inc., Class A	1,530	107,238
Marsh & McLennan Cos., Inc.	4,076	257,399
Martin Marietta Materials, Inc.	403	68,200
Masco Corp.	2,663	81,781
Mastercard, Inc., Class A	7,764	753,030
Mattel, Inc.	2,565	79,746
Maxim Integrated Products, Inc.	2,162	77,227
McCormick & Co., Inc.	852	79,901
McDonald’s Corp.	6,978	882,647
McKesson Corp.	1,766	296,370
Mead Johnson Nutrition Co.	1,480	128,982
Medivation, Inc. (b)	1,442	83,348
MEDNAX, Inc. (b)	674	48,049
Merck & Co., Inc.	21,383	1,172,644
MetLife, Inc.	7,139	321,969
Mettler-Toledo International, Inc. (b)	216	77,317
MGM Resorts International (b)	3,505	74,657
Michael Kors Holdings Ltd. (b)	1,367	70,619
Microchip Technology, Inc.	1,603	77,890
Micron Technology, Inc. (b)	7,802	83,872
Microsoft Corp.	58,085	2,896,699
Mid-America Apartment Communities, Inc.	568	54,363
Mohawk Industries, Inc. (b)	476	91,692
Molson Coors Brewing Co., Class B	1,430	136,751
Mondelez International, Inc., Class A	12,585	540,652
Monsanto Co.	3,269	306,240
Monster Beverage Corp. (b)	1,068	154,027
Moody’s Corp.	1,298	124,245
Morgan Stanley	11,129	301,151

BLACKROCK MSCI WORLD INDEX FUND	APRIL 30, 2016	15

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
United States (continued)
Mosaic Co.	2,263	$63,341
Motorola Solutions, Inc.	1,191	89,551
MSCI, Inc.	735	55,816
Murphy Oil Corp.	1,119	39,993
Mylan NV (b)	3,342	139,395
Nasdaq, Inc.	836	51,590
National Oilwell Varco, Inc.	3,095	111,544
Navient Corp.	2,457	33,587
NetApp, Inc.	2,121	50,140
Netflix, Inc. (b)	3,057	275,222
NetSuite, Inc. (b)	271	21,962
New York Community Bancorp, Inc.	3,427	51,508
Newell Brands Inc.	3,301	150,328
Newmont Mining Corp.	3,958	138,411
News Corp., Class A	2,798	34,751
NextEra Energy, Inc.	3,647	428,814
Nielsen Holdings PLC	2,596	135,355
NIKE, Inc., Class B	10,226	602,720
Noble Energy, Inc.	3,355	121,149
Nordstrom, Inc.	998	51,028
Norfolk Southern Corp.	2,159	194,547
Northern Trust Corp.	1,936	137,611
Northrop Grumman Corp.	1,279	263,807
Norwegian Cruise Line Holdings Ltd. (b)	1,159	56,664
NRG Energy, Inc.	2,432	36,723
Nuance Communications, Inc. (b)	2,784	47,829
Nucor Corp.	2,799	139,334
NVIDIA Corp.	4,521	160,631
O’Reilly Automotive, Inc. (b)	756	198,586
Occidental Petroleum Corp.	5,779	442,960
Oceaneering International, Inc.	671	24,592
OGE Energy Corp.	1,483	43,882
Omnicom Group, Inc.	1,944	161,294
ONEOK, Inc.	2,056	74,324
Oracle Corp.	24,385	971,986
PACCAR, Inc.	2,841	167,363
Packaging Corp. of America	898	58,262
Palo Alto Networks, Inc. (b)	687	103,648
Parker Hannifin Corp.	1,025	118,921
Patterson Cos., Inc.	561	24,319
Paychex, Inc.	2,420	126,130
PayPal Holdings, Inc. (b)	8,255	323,431
People’s United Financial, Inc.	2,389	37,030
PepsiCo, Inc.	11,146	1,147,592
Perrigo Co. PLC	1,157	111,847
Pfizer, Inc.	47,254	1,545,678
PG&E Corp.	3,716	216,271
Philip Morris International, Inc.	11,859	1,163,605
Phillips 66	4,087	335,584
Pinnacle West Capital Corp.	783	56,885
Pioneer Natural Resources Co.	1,286	213,605
Plains GP Holdings LP, Class A	2,080	20,592

Common Stocks	Shares	Value
United States (continued)
PNC Financial Services Group, Inc. (e)	3,901	$342,430
Polaris Industries, Inc.	544	53,247
PPG Industries, Inc.	2,057	227,072
PPL Corp.	5,166	194,448
Praxair, Inc.	2,185	256,650
Priceline Group, Inc. (b)	374	502,529
Principal Financial Group, Inc.	2,137	91,207
Procter & Gamble Co.	20,824	1,668,419
Progressive Corp.	4,674	152,372
Prologis, Inc.	4,165	189,133
Prudential Financial, Inc.	3,457	268,401
Public Service Enterprise Group, Inc.	3,971	183,182
Public Storage	1,104	270,270
PulteGroup, Inc.	2,747	50,517
PVH Corp.	591	56,500
Qorvo, Inc. (b)	1,270	57,188
QUALCOMM, Inc.	11,816	596,944
Quanta Services, Inc. (b)	1,148	27,231
Quest Diagnostics, Inc.	1,094	82,236
Quintiles Transnational Holdings, Inc. (b)	681	47,037
Ralph Lauren Corp.	424	39,521
Range Resources Corp.	1,772	78,163
Raymond James Financial, Inc.	1,114	58,117
Raytheon Co.	2,306	291,363
Realogy Holdings Corp. (b)	1,394	49,822
Realty Income Corp.	2,091	123,787
Red Hat, Inc. (b)	1,641	120,400
Regency Centers Corp.	689	50,779
Regeneron Pharmaceuticals, Inc. (b)	584	219,999
Regions Financial Corp.	10,699	100,357
RenaissanceRe Holdings Ltd.	254	28,171
Republic Services, Inc.	1,980	93,199
ResMed, Inc.	993	55,409
Reynolds American, Inc.	6,434	319,126
Rite Aid Corp. (b)	7,171	57,727
Robert Half International, Inc.	968	37,084
Rockwell Automation, Inc.	1,041	118,122
Rockwell Collins, Inc.	995	87,749
Roper Technologies, Inc.	814	143,337
Ross Stores, Inc.	3,207	182,093
Royal Caribbean Cruises Ltd.	1,542	119,351
S&P Global, Inc.	2,101	224,492
Sabre Corp.	1,616	46,783
salesforce.com, Inc. (b)	4,699	356,184
SanDisk Corp.	1,503	112,920
SBA Communications Corp., Class A (b)	911	93,869
SCANA Corp.	960	65,942
Schlumberger Ltd.	10,550	847,587

16	BLACKROCK MSCI WORLD INDEX FUND	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
United States (continued)
Scripps Networks Interactive, Inc., Class A	831	$51,813
Sealed Air Corp.	1,455	68,909
SEI Investments Co.	1,040	50,003
Sempra Energy	1,842	190,371
ServiceNow, Inc. (b)	1,137	81,273
Sherwin-Williams Co.	625	179,569
Signature Bank (b)	360	49,619
Signet Jewelers Ltd.	535	58,080
Simon Property Group, Inc.	2,336	469,933
Sirius XM Holdings, Inc. (b)	15,707	62,043
Skyworks Solutions, Inc.	1,677	112,057
SL Green Realty Corp.	705	74,081
Snap-on, Inc.	442	70,402
Southern Co.	6,829	342,133
Southwest Airlines Co.	1,205	53,755
Southwestern Energy Co. (b)	2,088	28,042
Spectra Energy Corp.	5,327	166,575
Splunk, Inc. (b)	913	47,458
Sprint Corp. (b)	6,718	23,043
St. Jude Medical, Inc.	2,447	186,461
Stanley Black & Decker, Inc.	1,069	119,642
Staples, Inc.	4,684	47,777
Starbucks Corp.	11,223	631,069
Starwood Hotels & Resorts Worldwide, Inc.	1,277	104,561
State Street Corp.	3,165	197,179
Stericycle, Inc. (b)	635	60,681
Stryker Corp.	2,575	280,701
SunTrust Banks, Inc.	3,742	156,191
Symantec Corp.	4,933	82,110
Synchrony Financial (b)	6,494	198,522
Synopsys, Inc. (b)	1,108	52,652
Sysco Corp.	4,253	195,936
T-Mobile U.S., Inc. (b)	2,084	81,860
T. Rowe Price Group, Inc.	1,892	142,449
Tableau Software, Inc., Class A (b)	282	14,579
Target Corp.	4,689	372,775
TD Ameritrade Holding Corp.	1,919	57,244
TECO Energy, Inc.	1,773	49,236
TEGNA, Inc.	1,622	37,890
Teradata Corp. (b)	893	22,593
Tesla Motors, Inc. (b)	799	192,367
Tesoro Corp.	920	73,315
Texas Instruments, Inc.	7,742	441,604
Textron, Inc.	2,140	82,775
Thermo Fisher Scientific, Inc.	3,011	434,337
Tiffany & Co.	912	65,071
Time Warner Cable, Inc.	2,132	452,219
Time Warner, Inc.	5,991	450,164
TJX Cos., Inc.	5,074	384,711
Toll Brothers, Inc. (b)	1,581	43,161
Torchmark Corp.	884	51,175

Common Stocks	Shares	Value
United States (continued)
Total System Services, Inc.	1,195	$61,112
Tractor Supply Co.	989	93,619
TransDigm Group, Inc. (b)	397	90,464
Travelers Cos., Inc.	2,364	259,804
Trimble Navigation Ltd. (b)	2,191	52,474
TripAdvisor, Inc. (b)	835	53,933
Twenty-First Century Fox, Inc., Class A	8,780	265,683
Twenty-First Century Fox, Inc., Class B	3,172	95,541
Twitter, Inc. (b)	4,367	63,846
Tyco International PLC	3,680	141,754
Tyson Foods, Inc., Class A	2,228	146,647
UDR, Inc.	2,012	70,259
Ulta Salon Cosmetics & Fragrance, Inc. (b)	452	94,143
Under Armour, Inc., Class A (b)	1,456	63,977
Under Armour, Inc., Class C (b)	1,456	59,405
Union Pacific Corp.	6,747	588,541
United Continental Holdings, Inc. (b)	678	31,059
United Parcel Service, Inc., Class B	5,458	573,472
United Rentals, Inc. (b)	670	44,843
United Technologies Corp.	6,406	668,594
United Therapeutics Corp. (b)	337	35,452
UnitedHealth Group, Inc.	7,249	954,548
Universal Health Services, Inc., Class B	688	91,972
Unum Group	2,011	68,796
US Bancorp	13,296	567,606
Valero Energy Corp.	3,538	208,282
Vantiv, Inc., Class A (b)	1,104	60,212
Varian Medical Systems, Inc. (b)	783	63,564
Ventas, Inc.	2,737	170,022
VEREIT, Inc.	7,361	65,366
VeriSign, Inc. (b)	722	62,381
Verisk Analytics, Inc. (b)	1,160	89,993
Verizon Communications, Inc.	31,145	1,586,526
Vertex Pharmaceuticals, Inc. (b)	1,907	160,836
VF Corp.	2,689	169,541
Viacom, Inc., Class B	2,868	117,301
Visa, Inc., Class A	14,899	1,150,799
VMware, Inc., Class A (b)	458	26,065
Vornado Realty Trust	1,265	121,098
Voya Financial, Inc.	1,599	51,920
Vulcan Materials Co.	970	104,401
W.R. Berkley Corp.	862	48,272
W.W. Grainger, Inc.	431	101,078
WABCO Holdings, Inc. (b)	486	54,510
Wabtec Corp.	698	57,885
Wal-Mart Stores, Inc.	12,159	813,072
Walgreens Boots Alliance, Inc.	6,586	522,138
Walt Disney Co.	12,022	1,241,392

BLACKROCK MSCI WORLD INDEX FUND	APRIL 30, 2016	17

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
United States (continued)
Waste Connections, Inc.	922	$62,032
Waste Management, Inc.	3,436	202,002
Waters Corp. (b)	614	79,918
WEC Energy Group, Inc.	2,427	141,276
Wells Fargo & Co.	37,142	1,856,357
Welltower, Inc.	2,777	192,779
Western Digital Corp.	1,691	69,103
Western Union Co.	4,773	95,460
Westlake Chemical Corp.	426	21,381
WestRock Co.	2,019	84,495
Weyerhaeuser Co.	5,894	189,315
Whirlpool Corp.	588	102,394
WhiteWave Foods Co. (b)	1,250	50,263
Whole Foods Market, Inc.	2,658	77,295
Williams Cos., Inc.	4,870	94,429
Workday, Inc., Class A (b)	785	58,859
WR Grace & Co. (b)	533	40,870
Wyndham Worldwide Corp.	838	59,456
Wynn Resorts Ltd.	693	61,192
Xcel Energy, Inc.	4,012	160,600
Xerox Corp.	7,515	72,144
Xilinx, Inc.	1,826	78,664
Xylem, Inc.	1,283	53,604
Yahoo!, Inc. (b)	6,794	248,660
Yum! Brands, Inc.	3,294	262,071
Zillow Group, Inc., Class C (b)	880	21,155
Zimmer Biomet Holdings, Inc.	1,435	166,130
Zoetis, Inc.	3,794	178,432

		142,630,207
Total Common Stocks - 97.1%		246,225,377

Preferred Securities

Preferred Stocks	Shares	Value
Germany — 0.1%
Henkel AG & Co. KGaA Preference Shares, 0.00%	1,298	$148,256
Volkswagen AG, Preference Shares, 0.00%	1,455	211,067
Total Preferred Securities - 0.1%		359,323
Total Long-Term Investments (Cost — $232,351,504) — 97.2%		246,584,700

Short-Term Securities	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.55% (e)(f)(g)	$129	128,641
	Shares
BlackRock Premier Government Institutional Fund, 0.16% (e)(f)	4,164,945	4,164,945
Total Short-Term Securities (Cost — $4,293,586) — 1.7%		4,293,586
Total Investments (Cost — $236,645,090*) — 98.9%		250,878,286
Other Assets Less Liabilities — 1.1%		2,845,452

Net Assets — 100.0%		$253,723,738

*	As of April 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$236,645,496

Gross unrealized appreciation	$18,802,577
Gross unrealized depreciation	(4,569,787)

Net unrealized appreciation	$14,232,790

18	BLACKROCK MSCI WORLD INDEX FUND	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Notes to Schedule of Investments

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security, or a portion of security, is on loan.

(e)	During the period ended April 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at July 31, 2015	Shares/Beneficial Interest Purchased		Shares/Beneficial Interest Sold	Shares/Beneficial Interest Held at April 30, 2016	Value at April 30, 2016	Income
BlackRock, Inc.	40	892		—	932	$332,100	2,607
BlackRock Liquidity Series, LLC, Money Market Series	—	$128,641	[1]	—	$128,641	$128,641	1,080	[2]
BlackRock Premier Government Institutional Fund[3]	249,778	3,915,167	[1]	—	4,164,945	$4,164,945	$6,928
PNC Financial Services Group, Inc.	203	3,698		—	3,901	$342,430	$1,817

Total					4,298,419	$4,968,116	$12,432

[1] Represents net shares/beneficial interest purchased.

[2] Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Formerly FFI Premier Institutional Fund.

(f)	Current yield as of period end.

(g)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
28	Euro Stoxx 50 Index	June 2016	EUR	954,468	$1,847
10	FTSE 100 Index	June 2016	GBP	907,667	(8,146)
8	Nikkei 225 Index	June 2016	JPY	607,143	(28,950)
41	S&P 500 E-Mini Index	June 2016	USD	4,221,155	(22,805)
Total					$(58,054)

Portfolio Abbreviations

ADR	American Depositary Receipts
CVA	Certificaten Van Aandelen (Dutch Certificate)
EUR	Euro
FTSE	Financial Times Stock Exchange
GBP	British Pound
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

BLACKROCK MSCI WORLD INDEX FUND	APRIL 30, 2016	19

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

S&P	Standard and Poor’s
USD	United States Dollar

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	—	$6,604,638	—	$6,604,638
Austria	—	171,860	—	171,860
Belgium	—	1,330,582	—	1,330,582
Bermuda	$25,309	—	—	25,309
Canada	8,928,958	—	—	8,928,958
Denmark	—	1,869,280	—	1,869,280
Finland	—	895,979	—	895,979
France	—	9,228,435	—	9,228,435
Germany	—	8,063,323	—	8,063,323
Hong Kong	44,140	2,980,407	—	3,024,547
Ireland	1,019,308	909,511	—	1,928,819
Israel	78,939	559,752	—	638,691
Italy	—	1,914,228	—	1,914,228
Japan	43,342	20,556,599	—	20,599,941
Luxembourg	—	21,769	—	21,769
Netherlands	768,343	3,679,201	—	4,447,544

20	BLACKROCK MSCI WORLD INDEX FUND	APRIL 30, 2016

Schedule of Investments (concluded)	BlackRock MSCI World Index Fund

	Level 1	Level 2	Level 3	Total
New Zealand	—	$153,721	—	$153,721
Norway	—	588,809	—	588,809
Portugal	—	129,876	—	129,876
Singapore	$426,610	1,234,447	—	1,661,057
Spain	—	3,014,685	—	3,014,685
Sweden	76,299	2,715,214	—	2,791,513
Switzerland	173,146	8,735,909	—	8,909,055
United Arab Emirates	—	40,315	—	40,315
United Kingdom	612,764	15,997,899	$1,573	16,612,236
United States	142,630,207	—	—	142,630,207
Preferred Stocks	—	359,323	—	359,323
Short-Term Investment Fund	4,164,945	128,641	—	4,293,586

Total	$158,992,310	$91,884,403	$1,573	$250,878,286

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$1,847	—	—	$1,847
Liabilities:
Equity contracts	(59,901)	—	—	(59,901)

Total	$(58,054)	—	—	$(58,054)

[1] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$332,980	—	—	$332,980
Foreign currency at value		$1,839,929		1,839,929
Liabilities:
Collateral on securities loaned at value	—	(128,641)	—	(128,641)

Total	$332,980	$1,711,288	—	$2,044,268

During the period ended April 30, 2016, there were no transfers between levels.

BLACKROCK MSCI WORLD INDEX FUND	APRIL 30, 2016	21

Schedule of Investments April 30, 2016 (Unaudited)	BlackRock Small/Mid Cap Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.4%
AAR Corp.	96	$2,308
Aerojet Rocketdyne Holdings, Inc. (a)	418	7,574
Aerovironment, Inc. (a)	61	1,762
Astronics Corp. (a)	194	7,168
B/E Aerospace, Inc.	536	26,066
Cubic Corp.	190	7,898
Curtiss-Wright Corp.	211	16,158
DigitalGlobe, Inc. (a)	537	11,900
Engility Holdings, Inc. (a)	53	1,043
Esterline Technologies Corp. (a)	170	11,672
HEICO Corp.	82	5,027
HEICO Corp., Class A	245	12,539
Hexcel Corp.	496	22,454
Huntington Ingalls Industries, Inc.	227	32,863
KLX, Inc. (a)	228	7,688
Moog, Inc., Class A (a)	140	6,840
National Presto Industries, Inc.	19	1,657
Orbital ATK, Inc.	274	23,838
Spirit Aerosystems Holdings, Inc., Class A (a)	673	31,732
Taser International, Inc. (a)	324	5,916
Teledyne Technologies, Inc. (a)	163	15,151
Triumph Group, Inc.	298	10,782

		270,036
Air Freight & Logistics — 0.2%
Air Transport Services Group, Inc. (a)	154	2,170
Atlas Air Worldwide Holdings, Inc. (a)	177	7,069
Echo Global Logistics, Inc. (a)	227	5,305
Forward Air Corp.	201	9,162
Hub Group, Inc., Class A (a)	219	8,436
Park-Ohio Holdings Corp.	36	916
XPO Logistics, Inc. (a)	376	11,333

		44,391
Airlines — 0.7%
Alaska Air Group, Inc.	590	41,554
Allegiant Travel Co.	63	10,116
Copa Holdings SA, Class A	175	11,156
Hawaiian Holdings, Inc. (a)	191	8,035
JetBlue Airways Corp. (a)	1,415	28,003
SkyWest, Inc.	372	8,742
Spirit Airlines, Inc. (a)	366	16,078
Virgin America, Inc. (a)	108	6,015

		129,699
Auto Components — 1.2%
Allison Transmission Holdings, Inc.	958	27,600
American Axle & Manufacturing Holdings, Inc. (a)	441	6,840

Common Stocks	Shares	Value
Auto Components (continued)
Cooper Tire & Rubber Co.	288	$9,948
Cooper-Standard Holding, Inc. (a)	90	6,940
Dana Holding Corp.	878	11,353
Dorman Products, Inc. (a)	109	5,863
Drew Industries, Inc.	93	6,029
Gentex Corp.	1,602	25,696
Gentherm, Inc. (a)	132	4,850
Goodyear Tire & Rubber Co.	1,323	38,327
Lear Corp.	373	42,943
Modine Manufacturing Co. (a)	158	1,708
Motorcar Parts of America, Inc. (a)	50	1,603
Standard Motor Products, Inc.	54	1,918
Stoneridge, Inc. (a)	232	3,308
Superior Industries International, Inc.	80	2,090
Tenneco, Inc. (a)	300	15,990
Tower International, Inc.	63	1,446
Visteon Corp.	172	13,703

		228,155
Automobiles — 0.1%
Thor Industries, Inc.	232	14,853
Winnebago Industries, Inc.	74	1,601

		16,454
Banks — 6.1%
1st Source Corp.	49	1,688
Ameris Bancorp	282	8,855
Associated Banc-Corp	866	15,796
Bancfirst Corp.	24	1,497
Banco Latinoamericano de Comercio Exterior SA	79	2,043
BancorpSouth, Inc.	556	13,060
Bank of Hawaii Corp.	199	13,614
Bank of the Ozarks, Inc.	403	16,644
BankUnited, Inc.	509	17,561
Banner Corp.	59	2,524
BBCN Bancorp, Inc.	346	5,405
Blue Hills Bancorp, Inc.	112	1,633
BNC Bancorp	76	1,699
BOK Financial Corp. (b)	112	6,740
Boston Private Financial Holdings, Inc.	727	8,884
Bridge Bancorp, Inc.	55	1,674
Bryn Mawr Bank Corp.	56	1,592
Capital Bank Financial Corp., Class A	64	1,935
Cardinal Financial Corp.	86	1,903
Cathay General Bancorp	503	15,352
Centerstate Banks, Inc.	133	2,167
Central Pacific Financial Corp.	79	1,844
Chemical Financial Corp.	266	10,230
City Holding Co.	40	1,965

BLACKROCK SMALL/MID CAP INDEX FUND	APRIL 30, 2016	1

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Banks (continued)
CoBiz Financial, Inc.	129	$1,562
Columbia Banking System, Inc.	229	6,753
Commerce Bancshares, Inc.	442	20,694
Community Bank System, Inc.	290	11,475
Community Trust Bancorp, Inc.	48	1,722
ConnectOne Bancorp, Inc.	87	1,497
CU Bancorp (a)	68	1,567
Cullen/Frost Bankers, Inc.	295	18,877
Customers Bancorp, Inc. (a)	74	1,923
CVB Financial Corp.	431	7,405
Eagle Bancorp, Inc. (a)	112	5,678
East West Bancorp, Inc.	801	30,029
Enterprise Financial Services Corp.	63	1,724
FCB Financial Holdings, Inc., Class A (a)	244	8,528
Fidelity Southern Corp.	76	1,228
Financial Institutions, Inc.	62	1,736
First Bancorp, North Carolina	88	1,795
First BanCorp, Puerto Rico (a)	387	1,509
First Busey Corp.	90	1,840
First Citizens BancShares, Inc., Class A	51	13,005
First Commonwealth Financial Corp.	248	2,277
First Financial Bancorp	500	9,750
First Financial Bankshares, Inc.	250	8,095
First Financial Corp.	45	1,594
First Horizon National Corp.	1,150	16,192
First Interstate Bancsystem, Inc.	61	1,653
First Merchants Corp.	354	9,080
First Midwest Bancorp, Inc.	375	6,930
First NBC Bank Holding Co. (a)	44	957
First Niagara Financial Group, Inc.	1,905	20,117
First of Long Island Corp.	55	1,684
First Republic Bank	680	47,818
FirstMerit Corp.	850	18,836
FNB Corp.	999	13,207
Fulton Financial Corp.	1,084	15,165
German American Bancorp, Inc.	52	1,676
Glacier Bancorp, Inc.	486	12,583
Great Southern Bancorp, Inc.	37	1,401
Great Western Bancorp, Inc.	305	9,614
Hancock Holding Co.	315	8,181
Hanmi Financial Corp.	94	2,173
Heartland Financial USA, Inc.	46	1,541
Heritage Financial Corp.	101	1,863
Home BancShares, Inc.	321	13,800
HomeTrust Bancshares, Inc. (a)	86	1,595
Huntington Bancshares, Inc.	4,077	41,015
Iberiabank Corp.	257	15,160
Independent Bank Corp./ MA	124	5,832
Independent Bank Corp./ MI	225	3,409
Independent Bank Group, Inc.	34	1,244

Common Stocks	Shares	Value
Banks (continued)
International Bancshares Corp.	244	$6,390
Investors Bancorp, Inc.	1,702	19,658
Lakeland Bancorp, Inc.	135	1,497
Lakeland Financial Corp.	45	2,128
LegacyTexas Financial Group, Inc.	191	4,710
MainSource Financial Group, Inc.	70	1,530
MB Financial, Inc.	474	16,476
Mercantile Bank Corp.	76	1,833
National Bank Holdings Corp., Class A	113	2,259
NBT Bancorp, Inc.	351	9,947
OFG Bancorp	191	1,687
Old National Bancorp	534	7,156
Opus Bank	40	1,445
Pacific Premier Bancorp, Inc. (a)	75	1,745
PacWest Bancorp	646	25,827
Park National Corp.	62	5,692
Peapack Gladstone Financial Corp.	69	1,321
Peoples Bancorp, Inc.	70	1,504
Pinnacle Financial Partners, Inc.	137	6,736
Popular, Inc.	609	18,099
Preferred Bank	48	1,524
PrivateBancorp, Inc.	420	17,476
Prosperity Bancshares, Inc.	382	20,158
Renasant Corp.	184	6,319
S&T Bancorp, Inc.	313	8,035
Sandy Spring Bancorp, Inc.	72	2,058
Seacoast Banking Corp. of Florida (a)	99	1,606
ServisFirst Bancshares, Inc.	200	9,856
Signature Bank (a)	248	34,182
Simmons First National Corp., Class A	123	5,744
South State Corp.	98	6,858
Southside Bancshares, Inc.	71	2,074
Southwest Bancorp, Inc.	87	1,396
State Bank Financial Corp.	106	2,213
Sterling Bancorp	704	11,503
Stock Yards Bancorp, Inc.	44	1,779
Stonegate Bank	49	1,544
Suffolk Bancorp	54	1,295
SVB Financial Group (a)	270	28,156
Synovus Financial Corp.	775	24,149
Talmer Bancorp, Inc., Class A	450	8,730
TCF Financial Corp.	1,077	14,690
Texas Capital Bancshares, Inc. (a)	296	13,563
Tompkins Financial Corp.	130	8,494
TowneBank	413	8,673
Trico Bancshares	70	1,884
Trustmark Corp.	303	7,427
UMB Financial Corp.	237	13,213
Umpqua Holdings Corp.	1,238	19,598
Union Bankshares Corp.	379	10,009

2	BLACKROCK SMALL/MID CAP INDEX FUND	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Banks (continued)
United Bankshares, Inc.	419	$16,211
United Community Banks, Inc.	457	9,199
Univest Corp. of Pennsylvania	77	1,520
Valley National Bancorp	1,279	12,099
Washington Trust Bancorp, Inc.	42	1,538
Webster Financial Corp.	447	16,378
WesBanco, Inc.	203	6,522
Westamerica BanCorp	193	9,403
Western Alliance Bancorp (a)	418	15,290
Wilshire Bancorp, Inc.	187	2,014
Wintrust Financial Corp.	307	15,970
Yadkin Financial Corp.	236	5,905
Zions Bancorporation	1,124	30,932

		1,166,121
Beverages — 0.1%
Boston Beer Co., Inc., Class A (a)	40	6,243
Coca-Cola Bottling Co. Consolidated	12	1,913
National Beverage Corp. (a)	57	2,664

		10,820
Biotechnology — 2.8%
ACADIA Pharmaceuticals, Inc. (a)	585	18,895
Acceleron Pharma, Inc. (a)	61	1,827
Achillion Pharmaceuticals, Inc. (a)	1,045	8,935
Acorda Therapeutics, Inc. (a)	197	5,092
Advaxis, Inc. (a)	90	697
Aegerion Pharmaceuticals, Inc. (a)	85	242
Agenus, Inc. (a)	223	785
Agios Pharmaceuticals, Inc. (a)	108	5,287
Alder Biopharmaceuticals, Inc. (a)	133	3,531
Alkermes PLC (a)	840	33,390
AMAG Pharmaceuticals, Inc. (a)	111	2,944
Amicus Therapeutics, Inc. (a)	957	7,149
Anacor Pharmaceuticals, Inc. (a)	253	15,873
Anthera Pharmaceuticals, Inc. (a)	157	581
Ardelyx, Inc. (a)	170	1,362
Arena Pharmaceuticals, Inc. (a)	645	1,109
Ariad Pharmaceuticals, Inc. (a)	1,328	9,535
Array BioPharma, Inc. (a)	384	1,225
Arrowhead Pharmaceuticals, Inc. (a)(b)	256	1,482
Atara Biotherapeutics, Inc. (a)	45	810
BioCryst Pharmaceuticals, Inc. (a)	195	636
Bluebird Bio, Inc. (a)	236	10,467
Cara Therapeutics, Inc. (a)	66	403
Catalyst Pharmaceutical, Inc. (a)	346	235
Celldex Therapeutics, Inc. (a)	405	1,620
Cepheid, Inc. (a)	460	13,128
Chimerix, Inc. (a)	206	1,232
Clovis Oncology, Inc. (a)	68	946
Coherus Biosciences, Inc. (a)	66	1,243

Common Stocks	Shares	Value
Biotechnology (continued)
Concert Pharmaceuticals, Inc. (a)	136	$1,896
Cytokinetics, Inc. (a)	276	2,247
Dyax Corp.	502	557
Dynavax Technologies Corp. (a)	92	1,510
Eagle Pharmaceuticals, Inc. (a)	22	833
Emergent Biosolutions, Inc. (a)	257	9,900
Enanta Pharmaceuticals, Inc. (a)	43	1,256
Epizyme, Inc. (a)	85	886
Esperion Therapeutics, Inc. (a)	33	541
Exact Sciences Corp. (a)	236	1,657
Exelixis, Inc. (a)	944	4,352
FibroGen, Inc. (a)	425	7,650
Five Prime Therapeutics, Inc. (a)	78	3,712
Genomic Health, Inc. (a)	61	1,603
Geron Corp. (a)	456	1,345
Global Blood Therapeutics, Inc. (a)	76	1,533
Halozyme Therapeutics, Inc. (a)	446	4,705
Heron Therapeutics, Inc. (a)	73	1,565
Idera Pharmaceuticals, Inc. (a)	761	1,263
ImmunoGen, Inc. (a)	221	1,514
Infinity Pharmaceuticals, Inc. (a)	161	934
Innoviva, Inc.	722	8,909
Inovio Pharmaceuticals, Inc. (a)	214	2,243
Insmed, Inc. (a)	154	1,871
Insys Therapeutics, Inc. (a)	59	855
Intercept Pharmaceuticals, Inc. (a)	104	15,677
Intrexon Corp. (a)(b)	318	8,500
Ionis Pharmaceuticals, Inc. (a)	676	27,696
Ironwood Pharmaceuticals, Inc. (a)	966	10,095
Juno Therapeutics, Inc. (a)	35	1,473
Karyopharm Therapeutics, Inc. (a)	188	1,748
Keryx Biopharmaceuticals, Inc. (a)	289	1,572
Kite Pharma, Inc. (a)	231	10,691
La Jolla Pharmaceutical Co. (a)	91	1,684
Lexicon Pharmaceuticals, Inc. (a)	141	1,947
Ligand Pharmaceuticals, Inc., Class B (a)	111	13,417
Lion Biotechnologies, Inc. (a)	207	1,174
MacroGenics, Inc. (a)	82	1,686
MannKind Corp. (a)(b)	651	879
Merrimack Pharmaceuticals, Inc. (a)	1,012	7,165
MiMedx Group, Inc. (a)	969	7,297
Mirati Therapeutics, Inc. (a)	83	1,720
Momenta Pharmaceuticals, Inc. (a)	156	1,484
Myriad Genetics, Inc. (a)	439	15,804
Neurocrine Biosciences, Inc. (a)	519	23,656
NewLink Genetics Corp. (a)	53	859
Northwest Biotherapeutics, Inc. (a)	149	209
Novavax, Inc. (a)	1,043	5,465
OncoMed Pharmaceuticals, Inc. (a)	71	880
Oncothyreon, Inc. (a)	478	621
Ophthotech Corp. (a)	101	4,721

BLACKROCK SMALL/MID CAP INDEX FUND	APRIL 30, 2016	3

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Biotechnology (continued)
OPKO Health, Inc. (a)(b)	1,798	$19,328
Orexigen Therapeutics, Inc. (a)	424	190
Osiris Therapeutics, Inc. (a)	81	454
Otonomy, Inc. (a)	61	870
OvaScience, Inc. (a)(b)	63	528
PDL BioPharma, Inc.	408	1,538
Portola Pharmaceuticals, Inc. (a)	190	4,514
Progenics Pharmaceuticals, Inc. (a)	197	1,046
Prothena Corp. PLC (a)	244	10,538
PTC Therapeutics, Inc. (a)	84	623
Puma Biotechnology, Inc. (a)	98	3,008
Radius Health, Inc. (a)	121	4,308
Raptor Pharmaceutical Corp. (a)	208	1,021
Repligen Corp. (a)	303	8,072
Retrophin, Inc. (a)	90	1,240
Sage Therapeutics, Inc. (a)	35	1,319
Sangamo Biosciences, Inc. (a)	201	1,266
Sarepta Therapeutics, Inc. (a)	165	2,341
Seattle Genetics, Inc. (a)	620	21,998
Sorrento Therapeutics, Inc. (a)	87	597
Spark Therapeutics, Inc. (a)	28	1,005
Spectrum Pharmaceuticals, Inc. (a)	218	1,546
Synergy Pharmaceuticals, Inc. (a)	264	829
TESARO, Inc. (a)	192	7,956
Tetraphase Pharmaceuticals, Inc. (a)	89	498
TG Therapeutics, Inc. (a)	106	966
Trevena, Inc. (a)	222	1,729
Ultragenyx Pharmaceutical, Inc. (a)	238	16,094
United Therapeutics Corp. (a)	256	26,931
Vanda Pharmaceuticals, Inc. (a)	127	1,130
Versartis, Inc. (a)	82	743
Xencor, Inc. (a)	79	968
Zafgen, Inc. (a)	47	299
ZIOPHARM Oncology, Inc. (a)	469	3,686

		533,297
Building Products — 1.3%
AAON, Inc.	295	7,823
Advanced Drainage Systems, Inc.	80	1,850
Allegion PLC	458	29,976
American Woodmark Corp. (a)	100	7,284
AO Smith Corp.	350	27,027
Apogee Enterprises, Inc.	122	5,056
Armstrong Flooring, Inc. (a)	110	1,594
Armstrong World Industries, Inc. (a)	219	8,937
Builders FirstSource, Inc. (a)	120	1,331
Continental Building Products, Inc. (a)	83	1,628
Fortune Brands Home & Security, Inc.	777	43,054
Gibraltar Industries, Inc. (a)	86	2,275
Griffon Corp.	91	1,439

Common Stocks	Shares	Value
Building Products (continued)
Insteel Industries, Inc.	141	$4,088
Lennox International, Inc.	191	25,775
Masonite International Corp. (a)	188	12,720
NCI Building Systems, Inc. (a)	275	4,054
Nortek, Inc. (a)	24	1,132
Owens Corning	580	26,721
Patrick Industries, Inc. (a)	40	1,834
PGT, Inc. (a)	125	1,309
Quanex Building Products Corp.	97	1,827
Simpson Manufacturing Co., Inc.	164	6,166
Trex Co., Inc. (a)	183	8,683
Universal Forest Products, Inc.	82	6,285
USG Corp. (a)	525	14,180

		254,048
Capital Markets — 1.6%
Artisan Partners Asset Management, Inc., Class A	149	4,814
Associated Capital Group, Inc., Class A (a)	23	701
BGC Partners, Inc., Class A	710	6,447
Cohen & Steers, Inc.	51	2,003
Cowen Group, Inc., Class A (a)	297	1,035
Diamond Hill Investment Group, Inc.	8	1,402
E*Trade Financial Corp. (a)	1,427	35,932
Eaton Vance Corp.	653	22,548
Evercore Partners, Inc., Class A	116	5,990
Federated Investors, Inc., Class B	554	17,506
Financial Engines, Inc.	199	6,410
GAMCO Investors, Inc., Class A	23	910
Greenhill & Co., Inc.	73	1,607
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	99	1,921
HFF, Inc., Class A	287	9,135
INTL. FCStone, Inc. (a)	54	1,474
Investment Technology Group, Inc.	92	1,796
Janus Capital Group, Inc.	734	10,716
KCG Holdings, Inc., Class A (a)	149	2,041
Ladenburg Thalmann Financial Services, Inc. (a)	930	2,492
Lazard Ltd., Class A	597	21,522
Legg Mason, Inc.	559	17,950
LPL Financial Holdings, Inc.	501	13,226
Marcus & Millichap, Inc. (a)	32	803
Moelis & Co., Class A	61	1,715
NorthStar Asset Management Group, Inc.	1,178	14,654
OM Asset Management PLC	86	1,154
Piper Jaffray Cos. (a)	42	1,752
Raymond James Financial, Inc.	627	32,711
Safeguard Scientifics, Inc. (a)	83	1,145
SEI Investments Co.	729	35,050

4	BLACKROCK SMALL/MID CAP INDEX FUND	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Capital Markets (continued)
Stifel Financial Corp. (a)	399	$13,131
Virtu Financial, Inc., Class A	71	1,480
Virtus Investment Partners, Inc.	17	1,330
Waddell & Reed Financial, Inc., Class A	299	6,082
Walter Investment Management Corp. (a)	103	747
Westwood Holdings Group, Inc.	25	1,439
WisdomTree Investments, Inc.	720	7,841

		310,612
Chemicals — 2.5%
A. Schulman, Inc.	72	2,008
Albemarle Corp.	543	35,925
American Vanguard Corp. (a)	131	2,168
Ashland, Inc.	299	33,368
Axalta Coating Systems Ltd. (a)	465	13,239
Axiall Corp.	298	7,018
Balchem Corp.	192	11,781
Cabot Corp.	325	15,857
Calgon Carbon Corp.	132	2,163
Chemtura Corp. (a)	363	10,110
Ferro Corp. (a)	615	7,835
Flotek Industries, Inc. (a)	136	1,285
FutureFuel Corp.	205	2,304
GCP Applied Technologies, Inc. (a)	461	10,202
Hawkins, Inc.	41	1,604
HB Fuller Co.	285	12,745
Huntsman Corp.	1,104	17,377
Innophos Holdings, Inc.	49	1,811
Innospec, Inc.	96	4,643
International Flavors & Fragrances, Inc.	384	45,876
Intrepid Potash, Inc. (a)	185	237
Koppers Holdings, Inc. (a)	70	1,759
Kraton Performance Polymers, Inc. (a)	83	1,885
Landec Corp. (a)	115	1,294
LSB Industries, Inc. (a)	61	803
Minerals Technologies, Inc.	197	11,800
NewMarket Corp.	43	17,461
Olin Corp.	791	17,236
OMNOVA Solutions, Inc. (a)	492	3,518
Platform Specialty Products Corp. (a)	511	5,263
PolyOne Corp.	476	17,126
Quaker Chemical Corp.	97	8,639
Rayonier Advanced Materials, Inc.	118	1,209
RPM International, Inc.	662	33,451
Scotts Miracle-Gro Co., Class A	229	16,209
Senomyx, Inc. (a)	201	492
Sensient Technologies Corp.	236	15,871
Stepan Co.	128	7,845

Common Stocks	Shares	Value
Chemicals (continued)
Tredegar Corp.	94	$1,500
Trinseo SA (a)	48	2,054
Tronox Ltd., Class A	188	1,369
Valspar Corp.	388	41,396
WR Grace & Co. (a)	348	26,685

		474,421
Commercial Services & Supplies — 2.4%
ABM Industries, Inc.	228	7,335
ACCO Brands Corp. (a)	827	7,890
ADT Corp.	842	35,347
Brink’s Co.	187	6,328
Cintas Corp.	434	38,965
Clean Harbors, Inc. (a)	261	12,893
Copart, Inc. (a)	655	28,060
Covanta Holding Corp.	498	8,097
Deluxe Corp.	237	14,879
Encore Capital Group, Inc. (a)	70	1,970
Ennis, Inc.	87	1,700
Essendant, Inc.	305	9,391
G&K Services, Inc., Class A	87	6,147
Healthcare Services Group, Inc.	398	15,064
Herman Miller, Inc.	253	7,633
HNI Corp.	188	8,219
Interface, Inc.	300	5,106
Iron Mountain, Inc.	1,297	47,379
KAR Auction Services, Inc.	718	26,997
Kimball International, Inc., Class B	131	1,525
Knoll, Inc.	420	9,807
McGrath RentCorp	71	1,731
Mobile Mini, Inc.	196	6,321
MSA Safety, Inc.	133	6,396
Multi-Color Corp.	31	1,855
Pitney Bowes, Inc.	1,029	21,578
Quad/Graphics, Inc.	102	1,280
Rollins, Inc.	542	14,564
RR Donnelley & Sons Co.	1,244	21,646
Steelcase, Inc., Class A	343	5,234
Sykes Enterprises, Inc. (a)	265	7,725
Team, Inc. (a)	254	7,297
Tetra Tech, Inc.	345	10,143
U.S. Ecology, Inc.	145	6,529
UniFirst Corp.	57	6,178
Viad Corp.	62	1,844
Waste Connections, Inc.	550	37,004
West Corp.	227	4,865

		462,922
Communications Equipment — 1.1%
ADTRAN, Inc.	397	7,670
Applied Optoelectronics, Inc. (a)	67	750
Arista Networks, Inc. (a)	185	12,325
ARRIS International PLC (a)	913	20,789

BlackRock Small/Mid Cap Index Fund	APRIL 30, 2016	5

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Communications Equipment (continued)
Brocade Communications Systems, Inc.	2,211	$21,248
CalAmp Corp. (a)	94	1,407
Calix, Inc. (a)	192	1,330
Ciena Corp. (a)	613	10,317
CommScope Holding Co., Inc. (a)	597	18,155
Comtech Telecommunications Corp.	53	1,283
EchoStar Corp., Class A (a)	203	8,307
Extreme Networks, Inc. (a)	717	2,517
Finisar Corp. (a)	450	7,407
Harmonic, Inc. (a)	265	917
Infinera Corp. (a)	780	9,274
InterDigital, Inc.	209	11,909
Ixia (a)	155	1,569
Loral Space & Communications, Inc. (a)	34	1,247
Lumentum Holdings, Inc. (a)	307	7,767
NETGEAR, Inc. (a)	198	8,395
Oclaro, Inc. (a)	749	3,782
Plantronics, Inc.	134	5,152
Polycom, Inc. (a)	522	6,238
Ruckus Wireless, Inc. (a)	193	2,652
ShoreTel, Inc. (a)	200	1,224
Sonus Networks, Inc. (a)	196	1,619
Ubiquiti Networks, Inc. (a)	202	7,195
ViaSat, Inc. (a)	225	17,257
Viavi Solutions, Inc. (a)	1,027	6,686

		206,388
Construction & Engineering — 0.9%
AECOM (a)	827	26,869
Aegion Corp. (a)	101	2,144
Argan, Inc.	39	1,333
Chicago Bridge & Iron Co. NV	487	19,602
Comfort Systems USA, Inc.	258	7,608
Dycom Industries, Inc. (a)	160	11,296
EMCOR Group, Inc.	332	16,095
Granite Construction, Inc.	167	7,446
Great Lakes Dredge & Dock Corp. (a)	266	1,216
Jacobs Engineering Group, Inc. (a)	662	29,512
KBR, Inc.	946	14,720
MasTec, Inc. (a)	262	5,937
MYR Group, Inc. (a)	58	1,480
Primoris Services Corp.	340	7,953
Quanta Services, Inc. (a)	709	16,817
Tutor Perini Corp. (a)	106	1,677

		171,705
Construction Materials — 0.5%
Eagle Materials, Inc.	264	19,567
Headwaters, Inc. (a)	293	5,863

Common Stocks	Shares	Value
Construction Materials (continued)
Martin Marietta Materials, Inc.	312	$52,800
Summit Materials, Inc., Class A (a)	70	1,463
US Concrete, Inc. (a)	113	6,979

		86,672
Consumer Discretionary — 0.0%
SP Plus Corp. (a)	62	1,381
Consumer Finance — 0.4%
Cash America International, Inc.	88	3,253
Credit Acceptance Corp. (a)(b)	47	9,225
Enova International, Inc. (a)	123	1,084
Ezcorp, Inc., Class A (a)	248	1,228
First Cash Financial Services, Inc.	202	9,237
Green Dot Corp., Class A (a)	283	6,291
Nelnet, Inc., Class A	174	7,292
OneMain Holdings, Inc. (a)	313	9,960
PRA Group, Inc. (a)	180	5,972
SLM Corp. (a)	2,534	17,155
World Acceptance Corp. (a)	57	2,473

		73,170
Containers & Packaging — 2.1%
AEP Industries, Inc.	27	1,664
Aptargroup, Inc.	299	22,724
Avery Dennison Corp.	417	30,278
Ball Corp.	654	46,683
Bemis Co., Inc.	463	23,233
Berry Plastics Group, Inc. (a)	552	19,883
Crown Holdings, Inc. (a)	691	36,595
Graphic Packaging Holding Co.	1,637	21,739
Greif, Inc., Class A	267	9,265
Myers Industries, Inc.	103	1,389
Owens-Illinois, Inc. (a)	901	16,633
Packaging Corp. of America	481	31,207
Sealed Air Corp.	972	46,034
Silgan Holdings, Inc.	245	12,431
Sonoco Products Co.	511	23,961
WestRock Co.	1,304	54,573

		398,292
Distributors — 0.4%
Core-Mark Holding Co., Inc.	153	12,494
LKQ Corp. (a)	1,508	48,331
Pool Corp.	222	19,405

		80,230
Diversified Consumer Services — 0.8%
2U, Inc. (a)	62	1,738
American Public Education, Inc. (a)	69	1,598
Apollo Education Group, Inc. (a)	855	6,669
Ascent Capital Group, Inc., Class A (a)	55	829

6	BLACKROCK SMALL/MID CAP INDEX FUND	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Diversified Consumer Services (continued)
Bright Horizons Family Solutions, Inc. (a)	186	$12,205
Capella Education Co.	34	1,881
Carriage Services, Inc.	64	1,564
DeVry Education Group, Inc.	268	4,650
Graham Holdings Co., Class B	20	9,531
Grand Canyon Education, Inc. (a)	283	12,376
Hillenbrand, Inc.	369	11,184
Houghton Mifflin Harcourt Co. (a)	789	16,182
K12, Inc. (a)	101	1,241
LifeLock, Inc. (a)	608	7,077
Matthews International Corp., Class A	221	11,633
Regis Corp. (a)	127	1,736
Service Corp. International	996	26,563
ServiceMaster Global Holdings, Inc. (a)	518	19,850
Sotheby’s	369	10,052
Strayer Education, Inc. (a)	30	1,489
Weight Watchers International, Inc. (a)	99	1,282

		161,330
Diversified Financial Services — 0.9%
CBOE Holdings, Inc.	431	26,705
FactSet Research Systems, Inc.	205	30,904
FNFV Group (a)	455	4,900
MarketAxess Holdings, Inc.	170	20,869
Morningstar, Inc.	125	10,400
MSCI, Inc.	486	36,907
Nasdaq, Inc.	540	33,323
Outerwall, Inc.	77	3,181
PHH Corp. (a)	137	1,758

		168,947
Diversified Telecommunication Services — 0.5%
8x8, Inc. (a)	236	2,676
Atlantic Tele-Network, Inc.	25	1,798
Cincinnati Bell, Inc. (a)	1,486	5,677
Cogent Communications Group, Inc.	187	7,237
Consolidated Communications Holdings, Inc.	274	6,477
Fairpoint Communications, Inc. (a)	85	1,127
Frontier Communications Corp.	5,626	31,281
General Communication, Inc., Class A (a)	87	1,470
Globalstar, Inc. (a)	1,297	2,529
inContact, Inc. (a)	198	1,843
Inteliquent, Inc.	86	1,427
Iridium Communications, Inc. (a)	230	1,856
ORBCOMM, Inc. (a)	254	2,517
pdvWireless, Inc. (a)	50	2,019

Common Stocks	Shares	Value
Diversified Telecommunication Services (continued)
Vonage Holdings Corp. (a)	1,255	$5,861
Windstream Holdings, Inc. (b)	273	2,370
Zayo Group Holdings, Inc. (a)	777	20,171

		98,336
Electric Utilities — 1.5%
ALLETE, Inc.	257	14,441
El Paso Electric Co.	279	12,583
Empire District Electric Co.	266	8,956
Great Plains Energy, Inc.	810	25,296
Hawaiian Electric Industries, Inc.	523	17,097
IDACORP, Inc.	212	15,419
ITC Holdings Corp.	695	30,629
MGE Energy, Inc.	241	12,014
OGE Energy Corp.	1,084	32,076
Otter Tail Corp.	311	8,994
Pinnacle West Capital Corp.	501	36,398
PNM Resources, Inc.	390	12,355
Portland General Electric Co.	395	15,689
Unitil Corp.	51	2,015
Westar Energy, Inc.	688	35,508

		279,470
Electrical Equipment — 0.9%
Acuity Brands, Inc.	206	50,241
AZZ, Inc.	93	5,107
Babcock & Wilcox Enterprises, Inc. (a)	373	8,523
Brady Corp., Class A	342	9,059
Encore Wire Corp.	55	2,104
EnerSys	237	13,834
Franklin Electric Co., Inc.	203	6,413
Generac Holdings, Inc. (a)	357	13,609
General Cable Corp.	136	2,127
Hubbell, Inc.	285	30,142
II-VI, Inc. (a)	380	7,931
Plug Power, Inc. (a)	638	1,314
PowerSecure International, Inc. (a)	112	2,097
Regal-Beloit Corp.	247	15,912
SolarCity Corp. (a)(b)	214	6,488
Thermon Group Holdings, Inc. (a)	82	1,537

		176,438
Electronic Equipment, Instruments & Components — 2.8%
Anixter International, Inc. (a)	111	6,915
Arrow Electronics, Inc. (a)	480	29,808
Avnet, Inc.	692	28,455
AVX Corp.	114	1,507
Badger Meter, Inc.	109	7,775
Belden, Inc.	234	14,775
Benchmark Electronics, Inc. (a)	395	7,671
CDW Corp.	666	25,641
Checkpoint Systems, Inc. (a)	182	1,842

BLACKROCK SMALL/MID CAP INDEX FUND	APRIL 30, 2016	7

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Cognex Corp.	481	$17,090
Coherent, Inc. (a)	135	12,609
CTS Corp.	90	1,491
Daktronics, Inc.	128	1,114
Dolby Laboratories, Inc., Class A	205	9,760
DTS, Inc. (a)	56	1,222
Fabrinet (a)	222	7,097
FARO Technologies, Inc. (a)	46	1,336
FEI Co.	217	19,317
Fitbit, Inc., Series A (a)(b)	159	2,902
FLIR Systems, Inc.	756	22,839
GSI Group, Inc. (a)	110	1,601
Ingram Micro, Inc., Class A	742	25,933
Insight Enterprises, Inc. (a)	320	7,907
InvenSense, Inc. (a)	202	1,551
IPG Photonics Corp. (a)	193	16,727
Itron, Inc. (a)	265	10,897
Jabil Circuit, Inc.	1,025	17,794
Keysight Technologies, Inc. (a)	918	23,942
Kimball Electronics, Inc. (a)	128	1,400
Knowles Corp. (a)	355	4,746
Littelfuse, Inc.	125	14,560
Mercury Systems, Inc. (a)	196	4,120
Methode Electronics, Inc.	149	4,430
MTS Systems Corp.	135	7,590
National Instruments Corp.	651	17,948
Newport Corp. (a)	309	7,104
OSI Systems, Inc. (a)	71	3,613
Park Electrochemical Corp.	83	1,354
Plexus Corp. (a)	255	10,649
Rofin-Sinar Technologies, Inc. (a)	251	8,080
Rogers Corp. (a)	134	7,686
Sanmina Corp. (a)	320	7,568
ScanSource, Inc. (a)	208	8,461
SYNNEX Corp.	145	11,973
Tech Data Corp. (a)	200	13,738
Trimble Navigation Ltd. (a)	1,352	32,380
TTM Technologies, Inc. (a)	197	1,284
Universal Display Corp. (a)	213	12,420
Vishay Intertechnology, Inc.	537	6,530
Zebra Technologies Corp., Class A (a)	282	17,642

		532,794
Energy Equipment & Services — 1.1%
Archrock, Inc.	171	1,684
Atwood Oceanics, Inc.	155	1,497
Bristow Group, Inc.	82	1,879
C&J Energy Services Ltd. (a)	203	294
CARBO Ceramics, Inc.	53	787
Diamond Offshore Drilling, Inc.	241	5,847
Dril-Quip, Inc. (a)	209	13,547
Ensco PLC, Class A	1,438	17,199

Common Stocks	Shares	Value
Energy Equipment & Services (continued)
Era Group, Inc. (a)	82	$782
Exterran Corp. (a)	85	1,301
Fairmount Santrol Holdings, Inc. (a)	269	1,076
Forum Energy Technologies, Inc. (a)	152	2,545
Frank’s International NV	94	1,565
Helix Energy Solutions Group, Inc. (a)	275	2,373
Hornbeck Offshore Services, Inc. (a)	85	998
Matrix Service Co. (a)	76	1,432
McDermott International, Inc. (a)	1,939	8,803
Nabors Industries Ltd.	1,382	13,544
Newpark Resources, Inc. (a)	226	1,055
Noble Corp. PLC	1,340	15,048
Oceaneering International, Inc.	545	19,974
Oil States International, Inc. (a)	309	10,704
Parker Drilling Co. (a)	568	1,738
Patterson-UTI Energy, Inc.	822	16,235
PHI, Inc. (a)	53	1,188
RigNet, Inc. (a)	51	872
Rowan Cos. PLC, Class A	718	13,506
RPC, Inc.	397	6,003
SEACOR Holdings, Inc. (a)	159	9,344
Seadrill Ltd. (a)(b)	1,402	6,702
Superior Energy Services, Inc.	1,012	17,062
Tesco Corp.	166	1,570
TETRA Technologies, Inc. (a)	241	1,735
Tidewater, Inc.	125	1,095
Unit Corp. (a)	143	1,810

		202,794
Food & Staples Retailing — 0.7%
The Andersons, Inc.	261	8,746
Casey’s General Stores, Inc.	175	19,600
Chefs’ Warehouse, Inc. (a)	171	3,295
Diplomat Pharmacy, Inc. (a)	143	4,332
Ingles Markets, Inc., Class A	35	1,263
Performance Food Group Co. (a)	205	5,305
PriceSmart, Inc.	86	7,443
Rite Aid Corp. (a)	4,806	38,688
Smart & Final Stores, Inc. (a)	91	1,449
SpartanNash Co.	309	8,559
Sprouts Farmers Market, Inc. (a)	819	22,989
Supervalu, Inc. (a)	1,006	5,060
United Natural Foods, Inc. (a)	332	11,843
Weis Markets, Inc.	35	1,593

		140,165
Food Products — 1.5%
B&G Foods, Inc.	289	11,910
Blue Buffalo Pet Products, Inc. (a)	210	5,200

8	BLACKROCK SMALL/MID CAP INDEX FUND	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Food Products (continued)
Cal-Maine Foods, Inc. (b)	182	$9,238
Calavo Growers, Inc.	41	2,344
Darling International, Inc. (a)	1,036	15,012
Dean Foods Co.	554	9,545
Flowers Foods, Inc.	929	17,800
Fresh Del Monte Produce, Inc.	128	5,537
Hain Celestial Group, Inc. (a)	551	23,065
Ingredion, Inc.	338	38,900
J&J Snack Foods Corp.	57	5,764
John B Sanfilippo & Son, Inc.	30	1,660
Lancaster Colony Corp.	91	10,601
Omega Protein Corp. (a)	88	1,636
Pilgrim’s Pride Corp. (a)	350	9,419
Pinnacle Foods, Inc.	567	24,149
Post Holdings, Inc. (a)	288	20,690
Sanderson Farms, Inc.	125	11,467
Snyders-Lance, Inc.	381	12,181
Tootsie Roll Industries, Inc.	50	1,782
TreeHouse Foods, Inc. (a)	241	21,304
WhiteWave Foods Co. (a)	863	34,701

		293,905
Gas Utilities — 1.3%
AGL Resources, Inc.	531	34,972
Atmos Energy Corp.	496	35,985
Chesapeake Utilities Corp.	110	6,547
National Fuel Gas Co.	463	25,696
New Jersey Resources Corp.	369	13,166
Northwest Natural Gas Co.	105	5,412
ONE Gas, Inc.	225	13,156
Piedmont Natural Gas Co., Inc.	387	23,142
Questar Corp.	764	19,153
South Jersey Industries, Inc.	293	8,178
Southwest Gas Corp.	202	13,112
Spire, Inc.	180	11,513
UGI Corp.	815	32,795
WGL Holdings, Inc.	192	13,035

		255,862
Health Care Equipment & Supplies — 3.4%
Abaxis, Inc.	196	8,883
ABIOMED, Inc. (a)	210	20,399
Accuray, Inc. (a)	242	1,297
Alere, Inc. (a)	428	16,692
Align Technology, Inc. (a)	417	30,103
Analogic Corp.	108	8,531
AngioDynamics, Inc. (a)	101	1,237
Anika Therapeutics, Inc. (a)	43	1,963
AtriCure, Inc. (a)	78	1,240
Atrion Corp.	4	1,589
Cantel Medical Corp.	178	11,924
Cardiovascular Systems, Inc. (a)	88	1,230
Cerus Corp. (a)	301	1,884

Common Stocks	Shares	Value
Health Care Equipment & Supplies (continued)
CONMED Corp.	226	$9,361
Cooper Cos., Inc.	232	35,515
Cynosure, Inc., Class A (a)	164	8,026
DENTSPLY SIRONA, Inc.	1,156	68,898
DexCom, Inc. (a)	428	27,555
Endologix, Inc. (a)	185	2,074
GenMark Diagnostics, Inc. (a)	161	952
Globus Medical, Inc., Class A (a)	259	6,485
Greatbatch, Inc. (a)	199	6,925
Haemonetics Corp. (a)	211	6,843
Halyard Health, Inc. (a)	210	5,914
HeartWare International, Inc. (a)	44	1,468
Hill-Rom Holdings, Inc.	294	14,215
Hologic, Inc. (a)	1,238	41,584
ICU Medical, Inc. (a)	92	9,139
IDEXX Laboratories, Inc. (a)	481	40,572
Inogen, Inc. (a)	41	2,003
Insulet Corp. (a)	230	7,659
Integra LifeSciences Holdings Corp. (a)	165	11,685
Invacare Corp.	101	1,135
InVivo Therapeutics Holdings Corp. (a)	122	732
K2M Group Holdings, Inc. (a)	73	1,187
LDR Holding Corp. (a)	60	1,617
LivaNova PLC (a)	262	13,815
Masimo Corp. (a)	278	12,051
Meridian Bioscience, Inc.	123	2,351
Merit Medical Systems, Inc. (a)	395	7,999
Natus Medical, Inc. (a)	127	4,047
Neogen Corp. (a)	150	7,086
Nevro Corp. (a)	110	7,397
NuVasive, Inc. (a)	274	14,506
Nuvectra Corp. (a)	21	177
NxStage Medical, Inc. (a)	538	8,673
OraSure Technologies, Inc. (a)	268	1,924
Orthofix International NV (a)	55	2,407
Quidel Corp. (a)	83	1,436
ResMed, Inc.	691	38,558
Rockwell Medical, Inc. (a)	139	1,286
RTI Surgical, Inc. (a)	228	910
Spectranetics Corp. (a)	119	2,023
STERIS PLC	397	28,056
Teleflex, Inc.	200	31,156
Vascular Solutions, Inc. (a)	49	1,713
West Pharmaceutical Services, Inc.	348	24,778
Wright Medical Group NV (a)	377	7,080
Zeltiq Aesthetics, Inc. (a)	279	8,342

		646,287
Health Care Providers & Services — 2.5%
Acadia Healthcare Co., Inc. (a)	314	19,842
Adeptus Health, Inc., Class A (a)	16	1,090

BLACKROCK SMALL/MID CAP INDEX FUND	APRIL 30, 2016	9

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Health Care Providers & Services (continued)
Air Methods Corp. (a)	152	$5,621
Almost Family, Inc. (a)	31	1,302
Amedisys, Inc. (a)	216	11,122
AMN Healthcare Services, Inc. (a)	247	8,771
Amsurg Corp. (a)	256	20,731
BioTelemetry, Inc. (a)	127	1,998
Brookdale Senior Living, Inc. (a)	1,055	19,475
Capital Senior Living Corp. (a)	95	1,906
Centene Corp. (a)	817	50,621
Chemed Corp.	83	10,772
Civitas Solutions, Inc. (a)	61	1,222
Community Health Systems, Inc. (a)	671	12,803
Corvel Corp. (a)	80	3,616
Cross Country Healthcare, Inc. (a)	109	1,355
Ensign Group, Inc.	401	9,047
Envision Healthcare Holdings, Inc. (a)	1,003	22,698
ExamWorks Group, Inc. (a)	288	10,382
Genesis Healthcare, Inc. (a)	201	507
HealthEquity, Inc. (a)	283	7,117
HealthSouth Corp.	492	20,398
Healthways, Inc. (a)	120	1,398
HMS Holdings Corp. (a)	614	10,370
Kindred Healthcare, Inc.	716	10,568
Landauer, Inc.	39	1,355
LHC Group, Inc. (a)	40	1,614
LifePoint Hospitals, Inc. (a)	234	15,809
Magellan Health Services, Inc. (a)	72	5,073
MEDNAX, Inc. (a)	450	32,081
Molina Healthcare, Inc. (a)	184	9,524
National Healthcare Corp.	34	2,191
Owens & Minor, Inc.	339	12,336
Patterson Cos., Inc.	488	21,155
PharMerica Corp. (a)	83	1,962
Premier, Inc., Class A (a)	252	8,520
Providence Service Corp. (a)	39	1,944
RadNet, Inc. (a)	196	990
Select Medical Holdings Corp. (a)	740	9,901
Surgical Care Affiliates, Inc. (a)	144	6,962
Team Health Holdings, Inc. (a)	356	14,891
Tenet Healthcare Corp. (a)	541	17,144
Triple-S Management Corp., Class B (a)	75	1,953
U.S. Physical Therapy, Inc.	39	1,945
Universal American Corp.	210	1,562
VCA, Inc. (a)	435	27,392
WellCare Health Plans, Inc. (a)	210	18,898

		479,934
Health Care Technology — 0.4%
athenahealth, Inc. (a)	195	25,993

Common Stocks	Shares	Value
Health Care Technology (continued)
Computer Programs & Systems, Inc.	35	$1,797
HealthStream, Inc. (a)	66	1,493
Inovalon Holdings, Inc., Class A (a)	72	1,231
Medidata Solutions, Inc. (a)	313	13,656
Omnicell, Inc. (a)	260	8,284
Press Ganey Holdings, Inc. (a)	47	1,432
Quality Systems, Inc.	141	1,985
Veeva Systems, Inc., Class A (a)	435	11,967
Vocera Communications, Inc. (a)	293	3,434

		71,272
Hotels, Restaurants & Leisure — 2.4%
Aramark	935	31,332
Belmond Ltd., Class A (a)	867	7,942
Biglari Holdings, Inc. (a)	4	1,496
BJ’s Restaurants, Inc. (a)	151	6,735
Bloomin’ Brands, Inc.	738	13,801
Bob Evans Farms, Inc.	182	8,288
Boyd Gaming Corp. (a)	492	9,171
Brinker International, Inc.	264	12,228
Buffalo Wild Wings, Inc. (a)	83	11,094
Caesars Acquisition Co., Class A (a)	208	1,575
Caesars Entertainment Corp. (a)	192	1,311
Carrols Restaurant Group, Inc. (a)	122	1,697
Cheesecake Factory, Inc.	231	11,783
Choice Hotels International, Inc.	161	8,156
Churchill Downs, Inc.	75	10,063
Chuy’s Holdings, Inc. (a)	51	1,558
ClubCorp Holdings, Inc.	107	1,428
Cracker Barrel Old Country Store, Inc.	73	10,688
Dave & Buster’s Entertainment, Inc. (a)	154	5,960
Del Frisco’s Restaurant Group, Inc. (a)	98	1,561
Denny’s Corp. (a)	719	7,111
Diamond Resorts International, Inc. (a)	186	3,945
DineEquity, Inc.	103	8,858
Domino’s Pizza, Inc.	254	30,703
Dunkin’ Brands Group, Inc.	471	21,901
Eldorado Resorts, Inc. (a)	162	2,124
Extended Stay America, Inc.	529	8,279
Fiesta Restaurant Group, Inc. (a)	201	6,454
International Game Technology PLC	538	9,329
International Speedway Corp., Class A	69	2,311
Interval Leisure Group, Inc. (b)	552	7,794
Isle of Capri Casinos, Inc. (a)	80	1,192
Jack in the Box, Inc.	176	11,889
Krispy Kreme Doughnuts, Inc. (a)	441	7,678

10	BLACKROCK SMALL/MID CAP INDEX FUND	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure (continued)
La Quinta Holdings, Inc. (a)	426	$5,440
Marcus Corp.	76	1,471
Marriott Vacations Worldwide Corp.	110	6,890
Panera Bread Co., Class A (a)	104	22,307
Papa John’s International, Inc.	170	9,620
Penn National Gaming, Inc. (a)	634	10,226
Popeyes Louisiana Kitchen, Inc. (a)	92	4,946
Red Robin Gourmet Burgers, Inc. (a)	99	6,421
Ruby Tuesday, Inc. (a)	220	968
Ruth’s Hospitality Group, Inc.	104	1,651
Ryman Hospitality Properties, Inc.	217	11,182
Scientific Games Corp., Class A (a)	137	1,359
SeaWorld Entertainment, Inc.	346	6,896
Shake Shack, Inc., Class A (a)	23	840
Six Flags Entertainment Corp.	316	18,976
Sonic Corp.	197	6,771
Texas Roadhouse, Inc.	331	13,478
Vail Resorts, Inc.	165	21,391
Wendy’s Co.	1,053	11,436
Zoe’s Kitchen, Inc. (a)	51	1,912

		451,616
Household Durables — 1.9%
Bassett Furniture Industries, Inc.	50	1,475
Beazer Homes USA, Inc. (a)	89	732
CalAtlantic Group, Inc.	381	12,333
Cavco Industries, Inc. (a)	25	2,192
Century Communities, Inc. (a)	71	1,224
D.R. Horton, Inc.	1,558	46,833
Ethan Allen Interiors, Inc.	65	2,213
GoPro, Inc., Class A (a)	324	4,095
Harman International Industries, Inc.	365	28,017
Helen of Troy Ltd. (a)	129	12,839
Installed Building Products, Inc. (a)	52	1,382
iRobot Corp. (a)	229	8,560
KB Home	334	4,532
La-Z-Boy, Inc.	210	5,433
Leggett & Platt, Inc.	675	33,271
Lennar Corp., Class A	773	35,025
Lennar Corp., Class B	169	6,077
LGI Homes, Inc. (a)	60	1,681
Libbey, Inc.	61	1,135
M/I Homes, Inc. (a)	69	1,387
MDC Holdings, Inc.	294	7,235
Meritage Homes Corp. (a)	152	5,173
NVR, Inc. (a)	19	31,565
PulteGroup, Inc.	1,698	31,226
Taylor Morrison Home Corp., Class A (a)	93	1,339
Tempur Sealy International, Inc. (a)	308	18,686
Toll Brothers, Inc. (a)	883	24,106

Common Stocks	Shares	Value
Household Durables (continued)
TRI Pointe Homes, Inc. (a)	1,064	$12,342
Tupperware Brands Corp.	223	12,950
Universal Electronics, Inc. (a)	41	2,723
WCI Communities, Inc. (a)	62	991
William Lyon Homes, Class A (a)	60	846

		359,618
Household Products — 0.2%
Central Garden and Pet Co., Class A (a)	142	2,313
Energizer Holdings, Inc.	320	13,917
HRG Group, Inc. (a)	514	7,402
Spectrum Brands Holdings, Inc.	134	15,222
WD-40 Co.	80	8,184

		47,038
Independent Power and Renewable Electricity Producers — 0.3%
Abengoa Yield PLC	447	8,060
Dynegy, Inc. (a)	540	9,520
NRG Yield, Inc., Class A	138	2,088
NRG Yield, Inc., Class C	576	9,320
Ormat Technologies, Inc.	271	11,761
Pattern Energy Group, Inc.	467	9,807
Talen Energy Corp. (a)	214	2,495
TerraForm Power, Inc., Class A (a)	143	1,527

		54,578
Industrial Conglomerates — 0.3%
BWX Technologies, Inc.	471	15,727
Carlisle Cos., Inc.	316	32,201
Raven Industries, Inc.	103	1,657
Seaboard Corp. (a)	1	3,003
Standex International Corp.	96	7,362

		59,950
Insurance — 3.9%
Alleghany Corp. (a)	76	39,617
Allied World Assurance Co. Holdings AG	480	17,078
American Equity Investment Life Holding Co.	183	2,562
American Financial Group, Inc.	328	22,668
American National Insurance Co.	35	4,064
AMERISAFE, Inc.	155	8,351
AmTrust Financial Services, Inc.	468	11,630
Arch Capital Group Ltd. (a)	556	39,193
Argo Group International Holdings Ltd.	120	6,596
Arthur J Gallagher & Co.	815	37,523
Aspen Insurance Holdings Ltd.	324	15,017
Assurant, Inc.	333	28,162
Assured Guaranty Ltd.	684	17,695
Axis Capital Holdings Ltd.	432	23,013

BLACKROCK SMALL/MID CAP INDEX FUND	APRIL 30, 2016	11

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Insurance (continued)
Brown & Brown, Inc.	605	$21,242
Citizens, Inc. (a)(b)	359	2,926
CNO Financial Group, Inc.	895	16,441
Employers Holdings, Inc.	103	3,059
Endurance Specialty Holdings Ltd.	280	17,915
Enstar Group Ltd. (a)	59	9,348
Erie Indemnity Co., Class A	146	13,781
Everest Re Group Ltd.	199	36,795
FBL Financial Group, Inc., Class A	26	1,572
Federated National Holding Co.	61	1,162
Fidelity & Guaranty Life	86	2,274
First American Financial Corp.	491	17,686
Genworth Financial, Inc., Class A (a)	1,296	4,445
Global Indemnity PLC (a)	60	1,887
Greenlight Capital Re Ltd. (a)	93	2,002
Hanover Insurance Group, Inc.	230	19,725
HCI Group, Inc.	35	1,049
Heritage Insurance Holdings, Inc.	79	1,050
Hilltop Holdings, Inc. (a)	472	9,374
Horace Mann Educators Corp.	174	5,411
Infinity Property & Casualty Corp.	37	2,966
James River Group Holdings Ltd.	55	1,703
Kemper Corp.	177	5,480
Maiden Holdings Ltd.	148	1,810
MBIA, Inc. (a)	963	7,511
Mercury General Corp.	28	1,481
National General Holdings Corp.	107	2,160
National Western Life Group, Inc.	7	1,517
Navigators Group, Inc. (a)	95	7,848
Old Republic International Corp.	1,355	25,054
OneBeacon Insurance Group Ltd.	135	1,674
Primerica, Inc.	254	12,588
ProAssurance Corp.	260	12,410
Reinsurance Group of America, Inc.	327	31,137
RenaissanceRe Holdings Ltd.	195	21,628
RLI Corp.	140	8,705
Safety Insurance Group, Inc.	53	3,000
Selective Insurance Group, Inc.	185	6,421
State Auto Financial Corp.	64	1,313
State National Cos., Inc.	144	1,624
Stewart Information Services Corp.	66	2,298
Third Point Reinsurance Ltd. (a)	732	8,330
Torchmark Corp.	616	35,660
United Fire Group, Inc.	65	2,913
United Insurance Holdings Corp.	183	2,985
Universal Insurance Holdings, Inc.	86	1,515
Validus Holdings Ltd.	365	16,823
W.R. Berkley Corp.	470	26,320

Common Stocks	Shares	Value
Insurance (continued)
White Mountains Insurance Group Ltd.	23	$19,090

		736,277
Internet & Catalog Retail — 0.4%
Blue Nile, Inc.	46	1,186
Etsy, Inc. (a)	89	781
FTD Cos., Inc. (a)	53	1,474
Groupon, Inc. (a)	2,134	7,725
HSN, Inc.	204	10,818
Lands’ End, Inc. (a)(b)	64	1,557
Liberty TripAdvisor Holdings, Inc., Series A (a)	509	11,229
Liberty Ventures, Series A (a)	769	30,760
Nutrisystem, Inc.	73	1,607
PetMed Express, Inc.	90	1,647
RetailMeNot, Inc. (a)	164	1,383
Shutterfly, Inc. (a)	143	6,575
Wayfair, Inc., Class A (a)	143	5,398

		82,140
Internet Software & Services — 1.3%
Angie’s List, Inc. (a)	255	2,231
Bankrate, Inc. (a)	185	1,691
Blucora, Inc. (a)	119	953
Chegg, Inc. (a)	219	994
Cimpress NV (a)	169	14,850
ComScore, Inc. (a)	185	5,665
Cornerstone OnDemand, Inc. (a)	212	7,282
CoStar Group, Inc. (a)	166	32,753
Cvent, Inc. (a)	64	2,262
Demandware, Inc. (a)	124	5,714
DHI Group, Inc. (a)	179	1,273
EarthLink Holdings Corp.	269	1,563
Endurance International Group Holdings, Inc. (a)	143	1,532
Envestnet, Inc. (a)	162	5,084
Global Eagle Entertainment, Inc. (a)	133	1,065
GoDaddy, Inc., Class A (a)	63	1,913
Gogo, Inc. (a)	145	1,536
GrubHub, Inc. (a)	437	11,458
GTT Communications, Inc. (a)	63	1,007
IAC/InterActiveCorp	429	19,880
Internap Corp. (a)	176	401
IntraLinks Holdings, Inc. (a)	129	1,149
j2 Global, Inc.	261	16,579
LendingClub Corp. (a)	173	1,367
LivePerson, Inc. (a)	170	1,028
LogMeIn, Inc. (a)	93	5,552
Marketo, Inc. (a)	90	1,979
Match Group, Inc. (a)	453	5,164
Monster Worldwide, Inc. (a)	254	813

12	BLACKROCK SMALL/MID CAP INDEX FUND	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Internet Software & Services (continued)
NIC, Inc.	531	$9,404
Pandora Media, Inc. (a)	1,090	10,824
Perficient, Inc. (a)	99	2,067
Q2 Holdings, Inc. (a)	56	1,339
Quotient Technology, Inc. (a)	174	2,022
Rackspace Hosting, Inc. (a)	681	15,574
SciQuest, Inc. (a)	124	1,714
Shutterstock, Inc. (a)	54	2,215
SPS Commerce, Inc. (a)	42	2,139
Stamps.com, Inc. (a)	55	4,530
Textura Corp. (a)	58	1,531
TrueCar, Inc. (a)	365	2,497
Web.com Group, Inc. (a)	393	7,856
WebMD Health Corp. (a)	208	13,050
Wix.com Ltd. (a)	69	1,706
XO Group, Inc. (a)	96	1,695
Yelp, Inc. (a)	238	4,998
Zillow Group, Inc., Class A (a)(b)	367	9,182
Zillow Group, Inc., Class C (a)(b)	370	8,895

		257,976
IT Services — 3.0%
Acxiom Corp. (a)	310	6,811
Black Knight Financial Services, Inc., Class A (a)	54	1,727
Blackhawk Network Holdings, Inc. (a)	305	9,800
Booz Allen Hamilton Holding Corp.	559	15,412
Broadridge Financial Solutions, Inc.	582	34,827
CACI International, Inc., Class A (a)	119	11,442
Cardtronics, Inc. (a)	179	7,056
Cass Information Systems, Inc.	31	1,534
Convergys Corp.	570	15,105
CoreLogic, Inc. (a)	438	15,540
CSG Systems International, Inc.	209	9,275
DST Systems, Inc.	174	20,998
EPAM Systems, Inc. (a)	238	17,357
Euronet Worldwide, Inc. (a)	255	19,660
EVERTEC, Inc.	587	7,907
ExlService Holdings, Inc. (a)	128	6,194
Forrester Research, Inc.	124	4,169
Gartner, Inc. (a)	410	35,740
Genpact Ltd. (a)	732	20,415
Global Payments, Inc.	726	52,403
Hackett Group, Inc.	105	1,562
Jack Henry & Associates, Inc.	399	32,331
Leidos Holdings, Inc.	342	16,967
Lionbridge Technologies, Inc. (a)	250	1,247
Luxoft Holding, Inc. (a)	72	4,162
Mantech International Corp., Class A	68	2,298
MAXIMUS, Inc.	324	17,140

Common Stocks	Shares	Value
IT Services (continued)
Sabre Corp.	585	$16,936
Science Applications International Corp.	266	14,122
ServiceSource International, Inc. (a)	276	1,112
Square, Inc., Class A (a)(b)	315	4,690
Syntel, Inc. (a)	170	7,230
TeleTech Holdings, Inc.	54	1,501
Teradata Corp. (a)	706	17,862
Total System Services, Inc.	791	40,452
Travelport Worldwide Ltd.	418	5,831
Unisys Corp. (a)	130	1,002
Vantiv, Inc., Class A (a)	683	37,251
VeriFone Systems, Inc. (a)	610	17,361
Virtusa Corp. (a)	117	4,158
WEX, Inc. (a)	199	18,804

		577,391
Leisure Products — 0.5%
Arctic Cat, Inc.	51	848
Brunswick Corp.	457	21,950
Callaway Golf Co.	227	2,120
Malibu Boats, Inc. (a)	80	1,408
Nautilus, Inc. (a)	88	1,552
Performance Sports Group Ltd. (a)	125	464
Polaris Industries, Inc.	332	32,496
Smith & Wesson Holding Corp. (a)	269	5,872
Sturm Ruger & Co., Inc.	93	5,955
Vista Outdoor, Inc. (a)	330	15,834

		88,499
Life Sciences Tools & Services — 1.4%
Accelerate Diagnostics, Inc. (a)	74	929
Albany Molecular Research, Inc. (a)	76	1,144
Bio-Rad Laboratories, Inc., Class A (a)	123	17,447
Bio-Techne Corp.	220	20,500
Bruker Corp.	613	17,348
Cambrex Corp. (a)	113	5,451
Charles River Laboratories International, Inc. (a)	280	22,195
Fluidigm Corp. (a)	115	1,102
INC Research Holdings, Inc., Class A (a)	37	1,781
Luminex Corp. (a)	121	2,432
Mettler-Toledo International, Inc. (a)	135	48,323
NeoGenomics, Inc. (a)	243	1,978
Pacific Biosciences of California, Inc. (a)	332	3,204
PAREXEL International Corp. (a)	268	16,375
PerkinElmer, Inc.	579	29,193
PRA Health Sciences, Inc. (a)	142	6,738

BLACKROCK SMALL/MID CAP INDEX FUND	APRIL 30, 2016	13

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Life Sciences Tools & Services (continued)
QIAGEN NV (a)	1,300	$29,198
Quintiles Transnational Holdings, Inc. (a)	395	27,283
VWR Corp. (a)	232	6,180

		258,801
Machinery — 3.8%
Actuant Corp., Class A	329	8,788
AGCO Corp.	370	19,784
Alamo Group, Inc.	30	1,693
Albany International Corp., Class A	235	9,468
Altra Industrial Motion Corp.	73	2,095
American Railcar Industries, Inc.	36	1,476
Astec Industries, Inc.	155	7,502
Barnes Group, Inc.	316	10,267
Briggs & Stratton Corp.	283	5,991
Chart Industries, Inc. (a)	81	2,085
CIRCOR International, Inc.	46	2,597
CLARCOR, Inc.	265	15,574
Colfax Corp. (a)	571	18,518
Columbus McKinnon Corp.	67	1,106
Crane Co.	272	15,115
Donaldson Co., Inc.	734	23,987
Douglas Dynamics, Inc.	68	1,558
EnPro Industries, Inc.	145	8,494
ESCO Technologies, Inc.	220	8,466
Federal Signal Corp.	579	7,927
Global Brass & Copper Holdings, Inc.	84	2,276
Gorman-Rupp Co.	62	1,754
Graco, Inc.	279	21,871
Greenbrier Cos., Inc.	196	5,878
Harsco Corp.	209	1,482
Hyster-Yale Materials Handling, Inc.	26	1,593
IDEX Corp.	369	30,221
ITT Corp.	481	18,456
John Bean Technologies Corp.	161	8,395
Joy Global, Inc.	380	8,094
Kadant, Inc.	33	1,563
Kennametal, Inc.	464	10,848
Lincoln Electric Holdings, Inc.	400	25,068
Lindsay Corp. (b)	77	5,887
Lydall, Inc. (a)	52	1,913
Manitowoc Co., Inc.	1,403	7,997
Manitowoc Foodservice, Inc. (a)	459	6,890
Meritor, Inc. (a)	234	1,989
Middleby Corp. (a)	289	31,686
Mueller Industries, Inc.	225	7,101
Mueller Water Products, Inc., Series A	657	7,063
Navistar International Corp. (a)	136	2,052
NN, Inc.	72	1,083

Common Stocks	Shares	Value
Machinery (continued)
Nordson Corp.	309	$23,710
Oshkosh Corp.	387	18,905
Proto Labs, Inc. (a)	132	7,898
RBC Bearings, Inc. (a)	97	7,110
Rexnord Corp. (a)	640	13,952
Snap-on, Inc.	269	42,846
SPX Corp.	414	6,665
SPX FLOW, Inc. (a)	96	2,876
Sun Hydraulics Corp.	60	2,123
Tennant Co.	79	4,219
Terex Corp.	532	12,709
Timken Co.	390	13,896
Titan International, Inc.	157	1,041
Toro Co.	298	25,762
TriMas Corp. (a)	115	2,081
Trinity Industries, Inc.	718	14,008
Valmont Industries, Inc.	108	15,161
Wabash National Corp. (a)	505	7,196
WABCO Holdings, Inc. (a)	273	30,620
Wabtec Corp.	426	35,328
Watts Water Technologies, Inc., Class A	113	6,313
Woodward, Inc.	320	17,347
Xylem, Inc.	863	36,056

		731,473
Marine — 0.1%
Kirby Corp. (a)	276	17,614
Matson, Inc.	206	8,009
Scorpio Bulkers, Inc. (a)(b)	81	312

		25,935
Media — 2.2%
AMC Entertainment Holdings, Inc., Class A	57	1,606
AMC Networks, Inc., Class A (a)	313	20,417
Cable One, Inc.	19	8,720
Cablevision Systems Corp., New York Group, Class A	930	31,053
Carmike Cinemas, Inc. (a)	67	2,009
Cinemark Holdings, Inc.	553	19,162
Clear Channel Outdoor Holdings, Inc., Class A	173	884
DreamWorks Animation SKG, Inc., Class A (a)	436	17,405
Entravision Communications Corp., Class A	194	1,542
Eros International PLC (a)	68	910
EW Scripps Co. (a)	408	6,194
Gannett Co., Inc.	657	11,071
Gray Television, Inc. (a)	159	2,043
IMAX Corp. (a)	313	10,016
Interpublic Group of Cos., Inc.	1,959	44,940

14	BLACKROCK SMALL/MID CAP INDEX FUND	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Media (continued)
John Wiley & Sons, Inc., Class A	282	$13,984
Liberty Broadband Corp., Class A (a)	191	10,948
Liberty Broadband Corp., Class C (a)	333	19,064
Lions Gate Entertainment Corp.	452	10,034
Live Nation Entertainment, Inc. (a)	757	16,260
Madison Square Garden Co., Class A (a)	103	16,169
MDC Partners, Inc., Class A	354	7,165
Media General, Inc. (a)	529	9,168
Meredith Corp.	218	11,186
MSG Networks, Inc., Class A (a)	277	4,734
National CineMedia, Inc.	490	6,958
New Media Investment Group, Inc.	125	2,006
New York Times Co., Class A	855	10,961
Nexstar Broadcasting Group, Inc., Class A	113	5,800
Regal Entertainment Group, Class A	460	9,591
Scholastic Corp.	220	8,004
Sinclair Broadcast Group, Inc., Class A	348	11,160
Starz, Class A (a)	490	13,333
TEGNA, Inc.	1,144	26,724
Time, Inc.	496	7,291
Tribune Media Co., Class A	457	17,617
Tribune Publishing Co.	123	1,394
World Wrestling Entertainment, Inc.	77	1,281

		418,804
Metals & Mining — 1.1%
AK Steel Holding Corp. (a)	509	2,382
Allegheny Technologies, Inc.	481	7,860
Carpenter Technology Corp.	194	6,870
Century Aluminum Co. (a)	241	2,126
Cliffs Natural Resources, Inc. (a)	463	2,440
Coeur Mining, Inc. (a)	383	3,102
Commercial Metals Co.	696	12,472
Compass Minerals International, Inc.	164	12,293
Ferroglobe PLC	161	1,641
Haynes International, Inc.	36	1,351
Hecla Mining Co.	2,343	10,098
Kaiser Aluminum Corp.	63	5,974
Materion Corp.	54	1,565
Reliance Steel & Aluminum Co.	383	28,330
Royal Gold, Inc.	330	20,665
Schnitzer Steel Industries, Inc., Class A	94	1,938
Steel Dynamics, Inc.	1,296	32,672
Stillwater Mining Co. (a)	836	10,199

Common Stocks	Shares	Value
Metals & Mining (continued)
SunCoke Energy, Inc.	171	$1,271
Tahoe Resources, Inc.	1,120	15,826
TimkenSteel Corp.	108	1,376
U.S. Silica Holdings, Inc.	307	7,844
United States Steel Corp.	913	17,447
Worthington Industries, Inc.	185	6,984

		214,726
Multi-Utilities — 1.3%
Alliant Energy Corp.	531	37,446
Avista Corp.	356	14,265
Black Hills Corp.	228	13,814
CMS Energy Corp.	1,360	55,325
MDU Resources Group, Inc.	1,070	21,464
NorthWestern Corp.	214	12,164
SCANA Corp.	646	44,374
TECO Energy, Inc.	1,053	29,242
Vectren Corp.	436	21,298

		249,392
Multiline Retail — 0.3%
Big Lots, Inc.	245	11,236
Burlington Stores, Inc. (a)	357	20,338
Dillard’s, Inc., Class A	127	8,947
Fred’s, Inc., Class A	105	1,540
JC Penney Co., Inc. (a)	1,410	13,085
Sears Holdings Corp. (a)(b)	59	966
Tuesday Morning Corp. (a)	157	1,363

		57,475
Oil & Gas Exploration & Production — 0.1%
Carrizo Oil & Gas, Inc. (a)	360	12,733
Oil, Gas & Consumable Fuels — 2.3%
Alon USA Energy, Inc.	83	871
Bill Barrett Corp. (a)	426	3,391
Bonanza Creek Energy, Inc. (a)(b)	184	714
California Resources Corp.	822	1,808
Callon Petroleum Co. (a)	625	6,569
Clayton Williams Energy, Inc. (a)	34	616
Clean Energy Fuels Corp. (a)	280	801
Cobalt International Energy, Inc. (a)	1,437	4,642
CONSOL Energy, Inc.	1,272	19,144
CVR Energy, Inc.	45	1,093
Delek U.S. Holdings, Inc.	208	3,305
Denbury Resources, Inc.	2,851	11,005
DHT Holdings, Inc.	259	1,487
Diamondback Energy, Inc. (a)	353	30,563
Dorian LPG Ltd. (a)	108	1,097
Energen Corp.	522	22,180
Frontline Ltd.	134	1,104
GasLog Ltd.	272	3,484
Golar LNG Ltd.	496	8,224
Green Plains, Inc.	97	1,756

BLACKROCK SMALL/MID CAP INDEX FUND	APRIL 30, 2016	15

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Gulfport Energy Corp. (a)	594	$18,592
Halcon Resources Corp. (a)(b)	306	373
Kosmos Energy Ltd. (a)	1,258	8,152
Laredo Petroleum, Inc. (a)	867	10,560
Matador Resources Co. (a)	408	8,792
Memorial Resource Development Corp. (a)	346	4,526
Murphy USA, Inc. (a)	227	13,034
Newfield Exploration Co. (a)	972	35,235
Nordic American Tankers Ltd. (b)	353	5,440
Northern Oil and Gas, Inc. (a)	277	1,512
Oasis Petroleum, Inc. (a)	1,174	11,376
Panhandle Oil and Gas, Inc.	79	1,492
Par Pacific Holdings, Inc. (a)	71	1,357
Parsley Energy, Inc., Class A (a)	551	12,904
PBF Energy, Inc., Class A	481	15,479
PDC Energy, Inc. (a)	197	12,370
QEP Resources, Inc.	957	17,159
Renewable Energy Group, Inc. (a)	152	1,477
REX American Resources Corp. (a)	29	1,577
RSP Permian, Inc. (a)	341	10,438
Scorpio Tankers, Inc.	661	4,138
SemGroup Corp., Class A	184	5,641
Ship Finance International Ltd.	252	3,823
SM Energy Co.	463	14,427
Stone Energy Corp. (a)	245	240
Synergy Resources Corp. (a)	825	5,956
Targa Resources Corp.	832	33,663
Teekay Corp.	185	2,072
Teekay Tankers Ltd., Class A	233	918
Ultra Petroleum Corp. (a)	393	123
Western Refining, Inc.	346	9,259
Whiting Petroleum Corp. (a)	1,387	16,644
World Fuel Services Corp.	405	18,926
WPX Energy, Inc. (a)	1,462	14,123

		445,652
Paper & Forest Products — 0.4%
Boise Cascade Co. (a)	340	7,096
Clearwater Paper Corp. (a)	147	8,782
Deltic Timber Corp.	31	1,937
Domtar Corp.	332	12,828
KapStone Paper and Packaging Corp.	301	4,783
Louisiana-Pacific Corp. (a)	709	12,053
Neenah Paper, Inc.	109	7,095
PH Glatfelter Co.	364	8,347
Schweitzer-Mauduit International, Inc.	131	4,505

		67,426
Personal Products — 0.5%
Avon Products, Inc.	1,771	8,341

Common Stocks	Shares	Value
Personal Products (continued)
Coty, Inc., Class A (b)	412	$12,525
Edgewell Personal Care Co.	304	24,949
Herbalife Ltd. (a)	350	20,283
Inter Parfums, Inc.	54	1,654
Medifast, Inc.	99	3,121
Natural Health Trends Corp.	43	1,556
Nu Skin Enterprises, Inc., Class A	296	12,068
Revlon, Inc., Class A (a)	42	1,530
USANA Health Sciences, Inc. (a)	14	1,658

		87,685
Pharmaceuticals — 0.7%
Aerie Pharmaceuticals, Inc. (a)	89	1,412
Akorn, Inc. (a)	471	11,987
Amphastar Pharmaceuticals, Inc. (a)	99	1,218
ANI Pharmaceuticals, Inc. (a)	27	1,228
Aratana Therapeutics, Inc. (a)	86	517
BioDelivery Sciences International, Inc. (a)	205	693
Catalent, Inc. (a)	508	15,001
Cempra, Inc. (a)	81	1,371
Corcept Therapeutics, Inc. (a)	278	1,326
Dermira, Inc. (a)	60	1,517
Impax Laboratories, Inc. (a)	451	15,041
Intersect ENT, Inc. (a)	53	1,063
Intra-Cellular Therapies, Inc. (a)	101	3,466
Lannett Co., Inc. (a)	64	1,228
Medicines Co. (a)	397	14,129
Nektar Therapeutics (a)	558	8,749
Omeros Corp. (a)	115	1,524
Pacira Pharmaceuticals, Inc. (a)	231	12,499
Phibro Animal Health Corp., Class A	47	975
Prestige Brands Holdings, Inc. (a)	289	16,409
Relypsa, Inc. (a)	86	1,557
Revance Therapeutics, Inc. (a)	52	956
Sagent Pharmaceuticals, Inc. (a)	77	896
Sciclone Pharmaceuticals, Inc. (a)	182	2,402
Sucampo Pharmaceuticals, Inc., Class A (a)	66	711
Supernus Pharmaceuticals, Inc. (a)	94	1,613
Teligent, Inc. (a)	180	994
TherapeuticsMD, Inc. (a)	1,115	9,199
Theravance Biopharma, Inc. (a)	194	4,025
XenoPort, Inc. (a)	230	1,012
Zogenix, Inc. (a)	75	769

		135,487
Producer Durables: Miscellaneous — 0.1%
Actua Corp. (a)	118	1,119
PROS Holdings, Inc. (a)	73	859

16	BLACKROCK SMALL/MID CAP INDEX FUND	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Producer Durables: Miscellaneous (continued)
QLIK Technologies, Inc. (a)	517	$15,918

		17,896
Professional Services — 0.9%
Acacia Research Corp.	169	815
Advisory Board Co. (a)	275	8,701
CBIZ, Inc. (a)	156	1,588
CEB, Inc.	196	12,091
Dun & Bradstreet Corp.	194	21,419
Exponent, Inc.	186	9,270
FTI Consulting, Inc. (a)	163	6,569
GP Strategies Corp. (a)	59	1,377
Heidrick & Struggles International, Inc.	75	1,480
Huron Consulting Group, Inc. (a)	95	5,283
ICF International, Inc. (a)	55	2,165
Insperity, Inc.	48	2,533
Kelly Services, Inc., Class A	107	2,008
Kforce, Inc.	69	1,312
Korn/Ferry International	324	8,793
ManpowerGroup, Inc.	377	29,040
Mistras Group, Inc. (a)	130	3,168
Navigant Consulting, Inc. (a)	131	2,091
On Assignment, Inc. (a)	300	10,818
Paylocity Holding Corp. (a)	43	1,646
Resources Connection, Inc.	115	1,699
Robert Half International, Inc.	700	26,817
RPX Corp. (a)	149	1,651
TransUnion (a)	140	4,193
TriNet Group, Inc. (a)	101	1,679
TrueBlue, Inc. (a)	316	5,906
WageWorks, Inc. (a)	143	7,702

		181,814
Real Estate Investment Trusts (REITs) — 10.1%
Acadia Realty Trust	364	12,267
AG Mortgage Investment Trust, Inc.	90	1,205
Agree Realty Corp.	74	2,870
Alexander’s, Inc.	11	4,209
Alexandria Real Estate Equities, Inc.	367	34,113
American Assets Trust, Inc.	89	3,531
American Campus Communities, Inc.	570	25,507
American Capital Mortgage Investment Corp.	141	2,091
American Homes 4 Rent, Class A	1,225	19,379
Anworth Mortgage Asset Corp.	366	1,728
Apartment Investment & Management Co., Class A	802	32,128
Apollo Commercial Real Estate Finance, Inc.	401	6,388
Apollo Residential Mortgage, Inc.	119	1,614

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Apple Hospitality REIT, Inc.	1,045	$19,782
Ares Commercial Real Estate Corp.	134	1,608
Armada Hoffler Properties, Inc.	169	1,977
ARMOUR Residential REIT, Inc.	127	2,703
Ashford Hospitality Prime, Inc.	154	1,723
Ashford Hospitality Trust, Inc.	266	1,487
Bluerock Residential Growth REIT, Inc.	147	1,608
Brandywine Realty Trust	1,149	17,178
Brixmor Property Group, Inc.	917	23,154
Camden Property Trust	400	32,292
Capstead Mortgage Corp.	570	5,540
Catchmark Timber Trust, Inc.	194	2,058
CBL & Associates Properties, Inc.	1,098	12,825
Cedar Realty Trust, Inc.	335	2,318
Chatham Lodging Trust	110	2,344
Chesapeake Lodging Trust	273	6,724
Chimera Investment Corp.	839	11,914
Colony Capital, Inc., Class A	706	12,482
Colony Starwood Homes	136	3,314
Columbia Property Trust, Inc.	780	17,394
Communications Sales & Leasing, Inc.	722	16,772
CorEnergy Infrastructure Trust, Inc.	53	1,128
Coresite Realty Corp.	146	10,940
Corporate Office Properties Trust	421	10,811
Corrections Corp. of America	626	19,043
Cousins Properties, Inc.	1,010	10,454
CubeSmart	862	25,524
CyrusOne, Inc.	340	15,004
CYS Investments, Inc.	632	5,126
DCT Industrial Trust, Inc.	440	17,763
DDR Corp.	1,581	27,667
DiamondRock Hospitality Co.	1,338	11,922
Douglas Emmett, Inc.	810	26,284
Duke Realty Corp.	1,690	36,960
DuPont Fabros Technology, Inc.	342	13,618
Dynex Capital, Inc.	241	1,567
EastGroup Properties, Inc.	105	6,274
Education Realty Trust, Inc.	336	13,363
Empire State Realty Trust, Inc., Class A	723	13,383
EPR Properties	281	18,512
Equity Commonwealth (a)	766	21,379
Equity Lifestyle Properties, Inc.	392	26,848
Equity One, Inc.	299	8,462
Extra Space Storage, Inc.	603	51,225
Federal Realty Investment Trust	312	47,449
FelCor Lodging Trust, Inc.	1,184	8,477
First Industrial Realty Trust, Inc.	705	16,173
First Potomac Realty Trust	220	1,850
Forest City Realty Trust, Inc., Class A	1,208	25,102

BLACKROCK SMALL/MID CAP INDEX FUND	APRIL 30, 2016	17

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Franklin Street Properties Corp.	281	$2,984
Gaming and Leisure Properties, Inc.	797	26,134
Geo Group, Inc.	403	12,908
Getty Realty Corp.	133	2,617
Gladstone Commercial Corp.	145	2,440
Gramercy Property Trust	2,410	20,413
Hatteras Financial Corp.	611	9,709
Healthcare Realty Trust, Inc.	450	13,626
Healthcare Trust of America, Inc., Class A	738	21,321
Hersha Hospitality Trust	142	2,739
Highwoods Properties, Inc.	382	17,851
Hospitality Properties Trust	733	18,757
Hudson Pacific Properties, Inc.	490	14,333
InfraREIT, Inc.	64	1,061
Invesco Mortgage Capital, Inc.	743	9,548
Investors Real Estate Trust	425	2,559
iStar, Inc. (a)	268	2,626
Kilroy Realty Corp.	467	30,266
Kite Realty Group Trust	348	9,476
Lamar Advertising Co., Class A	419	25,995
LaSalle Hotel Properties	567	13,551
Lexington Realty Trust	812	7,129
Liberty Property Trust	826	28,827
LTC Properties, Inc.	136	6,309
Mack-Cali Realty Corp.	589	15,055
Medical Properties Trust, Inc.	1,229	16,358
MFA Financial, Inc.	1,370	9,467
Mid-America Apartment Communities, Inc.	332	31,776
Monmouth Real Estate Investment Corp., Class A	230	2,645
Monogram Residential Trust, Inc.	1,177	11,923
National Health Investors, Inc.	188	12,801
National Retail Properties, Inc.	611	26,737
National Storage Affiliates Trust	122	2,381
New Residential Investment Corp.	1,051	12,717
New Senior Investment Group, Inc.	257	2,776
New York Mortgage Trust, Inc.	268	1,394
New York REIT, Inc.	1,160	11,403
NorthStar Realty Europe Corp.	144	1,718
NorthStar Realty Finance Corp.	1,044	13,353
Omega Healthcare Investors, Inc.	884	29,853
One Liberty Properties, Inc.	80	1,874
Outfront Media, Inc.	848	18,393
Paramount Group, Inc.	1,102	18,403
Parkway Properties, Inc.	658	10,824
Pebblebrook Hotel Trust	456	12,604
Pennsylvania Real Estate Investment Trust	511	11,722
Physicians Realty Trust	636	11,531

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Piedmont Office Realty Trust, Inc., Class A	735	$14,634
Post Properties, Inc.	214	12,275
Potlatch Corp.	318	11,200
PS Business Parks, Inc.	87	8,331
QTS Realty Trust, Inc., Class A	155	7,505
RAIT Financial Trust	369	1,122
Ramco-Gershenson Properties Trust	597	10,573
Rayonier, Inc.	772	19,053
Redwood Trust, Inc.	706	9,150
Regency Centers Corp.	436	32,133
Resource Capital Corp.	149	1,770
Retail Opportunity Investments Corp.	392	7,711
Retail Properties of America, Inc., Class A	1,396	22,322
Rexford Industrial Realty, Inc.	322	6,044
RLJ Lodging Trust	733	15,444
Rouse Properties, Inc.	126	2,327
Sabra Health Care REIT, Inc.	504	10,629
Saul Centers, Inc.	32	1,702
Select Income REIT	469	10,857
Senior Housing Properties Trust	1,149	20,199
Silver Bay Realty Trust Corp.	161	2,351
Sovran Self Storage, Inc.	161	17,101
Spirit Realty Capital, Inc.	2,297	26,255
STAG Industrial, Inc.	504	10,060
Starwood Property Trust, Inc.	989	19,147
STORE Capital Corp.	238	6,109
Summit Hotel Properties, Inc.	747	8,516
Sun Communities, Inc.	275	18,664
Sunstone Hotel Investors, Inc.	1,049	13,438
Tanger Factory Outlet Centers, Inc.	384	13,471
Taubman Centers, Inc.	302	20,974
Terreno Realty Corp.	152	3,461
Two Harbors Investment Corp.	1,969	15,417
United Development Funding IV (b)	124	397
Urban Edge Properties	489	12,685
Washington Real Estate Investment Trust	318	9,117
Weingarten Realty Investors	656	24,220
Western Asset Mortgage Capital Corp.	119	1,186
Whitestone REIT	155	2,082
WP Carey, Inc.	536	32,744
WP GLIMCHER, Inc.	868	9,105
Xenia Hotels & Resorts, Inc.	477	7,336

		1,926,239
Real Estate Management & Development — 0.6%
Alexander & Baldwin, Inc.	222	8,489
Altisource Portfolio Solutions SA (a)	48	1,502

18	BLACKROCK SMALL/MID CAP INDEX FUND	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Real Estate Management & Development (continued)
Altisource Residential Corp.	184	$2,138
CareTrust REIT, Inc.	140	1,781
Forestar Group, Inc. (a)	113	1,526
Howard Hughes Corp. (a)	230	24,189
Jones Lang LaSalle, Inc.	237	27,295
Kennedy-Wilson Holdings, Inc.	626	13,528
RE/MAX Holdings, Inc., Class A	39	1,435
Realogy Holdings Corp. (a)	823	29,414
RMR Group, Inc., Class A	19	473
Tejon Ranch Co. (a)	61	1,374

		113,144
Road & Rail — 0.7%
AMERCO, Inc.	37	13,024
ArcBest Corp.	71	1,356
Avis Budget Group, Inc. (a)	563	14,131
Celadon Group, Inc.	76	765
Genesee & Wyoming, Inc., Class A (a)	264	17,189
Heartland Express, Inc.	311	5,632
Knight Transportation, Inc.	360	9,565
Landstar System, Inc.	205	13,438
Marten Transport Ltd.	80	1,493
Old Dominion Freight Line, Inc. (a)	333	21,995
Roadrunner Transportation Systems, Inc. (a)	76	898
Ryder System, Inc.	272	18,746
Saia, Inc. (a)	64	1,851
Swift Transportation Co. (a)	530	8,809
Werner Enterprises, Inc.	235	5,955
YRC Worldwide, Inc. (a)	91	837

		135,684
Semiconductors & Semiconductor Equipment — 1.8%
Advanced Energy Industries, Inc. (a)	240	7,764
Advanced Micro Devices, Inc. (a)	3,940	13,987
Ambarella, Inc. (a)(b)	164	6,740
Amkor Technology, Inc. (a)	337	1,924
Applied Micro Circuits Corp. (a)	240	1,498
Axcelis Technologies, Inc. (a)	467	1,336
Brooks Automation, Inc.	178	1,684
Cabot Microelectronics Corp.	191	8,001
Cavium, Inc. (a)	284	14,021
CEVA, Inc. (a)	83	1,914
Cirrus Logic, Inc. (a)	315	11,371
Cohu, Inc.	281	3,248
Cree, Inc. (a)	523	12,819
Cypress Semiconductor Corp.	1,813	16,371
Diodes, Inc. (a)	96	1,788
Entegris, Inc. (a)	848	11,270
Fairchild Semiconductor International, Inc. (a)	575	11,500

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
First Solar, Inc. (a)	365	$20,382
FormFactor, Inc. (a)	216	1,663
Inphi Corp. (a)	218	6,468
Integrated Device Technology, Inc. (a)	675	13,014
Intersil Corp., Class A	834	9,749
Lattice Semiconductor Corp. (a)	362	2,016
MA-COM Technology Solutions Holdings, Inc. (a)	150	6,133
Marvell Technology Group Ltd.	2,286	22,814
MaxLinear, Inc., Class A (a)	346	5,796
Microsemi Corp. (a)	521	17,605
MKS Instruments, Inc.	215	7,710
Monolithic Power Systems, Inc.	205	12,796
Nanometrics, Inc. (a)	104	1,857
ON Semiconductor Corp. (a)	2,327	22,037
PDF Solutions, Inc. (a)	110	1,480
Photronics, Inc. (a)	189	2,000
Power Integrations, Inc.	116	5,597
Rambus, Inc. (a)	476	5,531
Rudolph Technologies, Inc. (a)	114	1,581
Semtech Corp. (a)	287	6,211
Sigma Designs, Inc. (a)	147	931
Silicon Laboratories, Inc. (a)	251	11,747
SunPower Corp. (a)	213	4,290
Teradyne, Inc.	1,086	20,536
Tessera Technologies, Inc.	196	5,629
Ultratech, Inc. (a)	90	1,952
Veeco Instruments, Inc. (a)	106	1,951
Xcerra Corp. (a)	237	1,398

		348,110
Software — 3.7%
ACI Worldwide, Inc. (a)	648	12,954
Allscripts Healthcare Solutions, Inc. (a)	992	13,293
ANSYS, Inc. (a)	442	40,120
Aspen Technology, Inc. (a)	450	17,113
Atlassian Corp. PLC, Class A (a)	124	2,873
AVG Technologies NV (a)	303	5,999
Blackbaud, Inc.	250	15,443
Bottomline Technologies, Inc. (a)	325	7,982
BroadSoft, Inc. (a)	185	7,246
Cadence Design Systems, Inc. (a)	1,428	33,115
Callidus Software, Inc. (a)	433	7,924
CommVault Systems, Inc. (a)	267	11,687
Ebix, Inc.	124	5,967
Ellie Mae, Inc. (a)	145	12,122
EPIQ Systems, Inc.	108	1,595
ePlus, Inc. (a)	20	1,608
Fair Isaac Corp.	144	15,366
FireEye, Inc. (a)	782	13,568
FleetMatics Group PLC (a)	234	8,483

BLACKROCK SMALL/MID CAP INDEX FUND	APRIL 30, 2016	19

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Software (continued)
Fortinet, Inc. (a)	740	$24,057
Gigamon, Inc. (a)	208	6,779
Globant SA (a)	51	1,810
Glu Mobile, Inc. (a)	335	894
Guidewire Software, Inc. (a)	359	20,452
HubSpot, Inc. (a)	129	5,713
Imperva, Inc. (a)	94	4,369
Infoblox, Inc. (a)	398	6,659
Interactive Intelligence Group, Inc. (a)	49	1,821
Manhattan Associates, Inc. (a)	362	21,915
Mentor Graphics Corp.	578	11,537
MicroStrategy, Inc., Class A (a)	35	6,276
Monotype Imaging Holdings, Inc.	317	6,984
Netscout Systems, Inc. (a)	542	12,065
NetSuite, Inc. (a)	225	18,234
Nuance Communications, Inc. (a)	1,301	22,351
Paycom Software, Inc. (a)	185	7,069
Pegasystems, Inc.	259	6,835
Progress Software Corp. (a)	337	8,600
Proofpoint, Inc. (a)	222	12,934
PTC, Inc. (a)	630	22,970
Qualys, Inc. (a)	63	1,586
RealPage, Inc. (a)	367	8,070
Rovi Corp. (a)	451	7,947
Rubicon Project, Inc. (a)	98	1,898
Silver Spring Networks, Inc. (a)	112	1,574
Splunk, Inc. (a)	651	33,839
SS&C Technologies Holdings, Inc.	409	25,010
Synchronoss Technologies, Inc. (a)	158	4,909
Synopsys, Inc. (a)	762	36,210
Tableau Software, Inc., Class A (a)	262	13,545
Take-Two Interactive Software, Inc. (a)	414	14,151
Tangoe, Inc. (a)	377	3,325
TiVo, Inc. (a)	256	2,555
Tyler Technologies, Inc. (a)	160	23,426
Ultimate Software Group, Inc. (a)	144	28,309
VASCO Data Security International, Inc. (a)	78	1,352
Verint Systems, Inc. (a)	356	12,047
Xura, Inc. (a)	143	3,202
Zendesk, Inc. (a)	347	7,842
Zix Corp. (a)	530	1,977
Zynga, Inc., Class A (a)	3,117	7,418

		704,974
Specialty Retail — 2.8%
Aaron’s, Inc.	383	10,038
Abercrombie & Fitch Co., Class A	372	9,944
America’s Car-Mart, Inc. (a)	33	877
American Eagle Outfitters, Inc.	868	12,421
Asbury Automotive Group, Inc. (a)	153	9,275

Common Stocks	Shares	Value
Specialty Retail (continued)
Ascena Retail Group, Inc. (a)	664	$5,850
AutoNation, Inc. (a)	354	17,930
Barnes & Noble Education, Inc. (a)	116	1,086
Barnes & Noble, Inc.	130	1,528
BMC Stock Holdings, Inc. (a)	417	7,318
Boot Barn Holdings, Inc. (a)	58	476
Buckle, Inc.	222	6,425
Cabela’s, Inc. (a)	247	12,881
Caleres, Inc.	188	4,739
Cato Corp., Class A	207	7,574
Chico’s FAS, Inc.	833	10,504
Children’s Place Retail Stores, Inc.	94	7,324
Citi Trends, Inc.	66	1,185
Conn’s, Inc. (a)	68	934
CST Brands, Inc.	434	16,392
Dick’s Sporting Goods, Inc.	466	21,594
DSW, Inc., Class A	403	9,902
Express, Inc. (a)	310	5,636
Finish Line, Inc., Class A	383	7,564
Five Below, Inc. (a)	310	12,927
Foot Locker, Inc.	654	40,182
Francesca’s Holdings Corp. (a)	124	2,058
GameStop Corp., Class A	535	17,548
Genesco, Inc. (a)	134	9,270
GNC Holdings, Inc., Class A	405	9,866
Group 1 Automotive, Inc.	88	5,794
Guess?, Inc.	356	6,533
Haverty Furniture Cos., Inc.	67	1,251
Hibbett Sports, Inc. (a)	190	6,859
Kirkland’s, Inc.	57	936
Lithia Motors, Inc., Class A	114	9,464
Lumber Liquidators Holdings, Inc. (a)	112	1,670
MarineMax, Inc. (a)	90	1,711
Mattress Firm Holding Corp. (a)	163	6,360
Michaels Cos., Inc. (a)	252	7,164
Monro Muffler Brake, Inc.	183	12,667
Office Depot, Inc. (a)	3,051	17,940
Party City Holdco, Inc. (a)	79	1,132
Penske Automotive Group, Inc.	173	6,769
Pier 1 Imports, Inc.	222	1,530
Rent-A-Center, Inc.	482	7,085
Restoration Hardware Holdings, Inc. (a)	203	8,784
Sally Beauty Holdings, Inc. (a)	739	23,205
Select Comfort Corp. (a)	397	9,798
Shoe Carnival, Inc.	55	1,410
Sonic Automotive, Inc., Class A	85	1,595
Stage Stores, Inc.	90	662
Stein Mart, Inc.	146	1,057
Tailored Brands, Inc.	377	6,567
Tile Shop Holdings, Inc. (a)	111	1,980

20	BLACKROCK SMALL/MID CAP INDEX FUND	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Specialty Retail (continued)
Ulta Salon Cosmetics & Fragrance, Inc. (a)	309	$64,359
Urban Outfitters, Inc. (a)	372	11,279
Vitamin Shoppe, Inc. (a)	213	5,830
Williams-Sonoma, Inc.	468	27,509
Zumiez, Inc. (a)	66	1,107

		541,255
Technology Hardware, Storage & Peripherals — 0.6%
3D Systems Corp. (a)	636	11,251
Cray, Inc. (a)	163	6,173
Diebold, Inc.	380	9,982
Electronics for Imaging, Inc. (a)	262	10,438
Immersion Corp. (a)	119	870
Lexmark International, Inc., Class A	331	12,776
NCR Corp. (a)	698	20,305
Nimble Storage, Inc. (a)	128	945
Pure Storage, Inc., Class A (a)	294	4,278
QLogic Corp. (a)	578	7,566
Stratasys Ltd. (a)	404	9,886
Super Micro Computer, Inc. (a)	224	6,028
Synaptics, Inc. (a)	181	12,950

		113,448
Textiles, Apparel & Luxury Goods — 0.9%
Carter’s, Inc.	250	26,668
Columbia Sportswear Co.	117	6,853
Crocs, Inc. (a)	195	1,628
Culp, Inc.	49	1,286
Deckers Outdoor Corp. (a)	185	10,695
Fossil Group, Inc. (a)	168	6,804
G-III Apparel Group Ltd. (a)	233	10,543
Iconix Brand Group, Inc. (a)	128	1,085
Kate Spade & Co. (a)	670	17,239
lululemon athletica, Inc. (a)	546	35,790
Movado Group, Inc.	63	1,777
Oxford Industries, Inc.	92	6,111
Sequential Brands Group, Inc. (a)	94	522
Skechers U.S.A., Inc., Class A (a)	570	18,839
Steven Madden Ltd. (a)	325	11,378
Tumi Holdings, Inc. (a)	375	10,005
Unifi, Inc. (a)	48	1,236
Vera Bradley, Inc. (a)	263	4,613
Wolverine World Wide, Inc.	416	7,883

		180,955
Thrifts & Mortgage Finance — 1.0%
Astoria Financial Corp.	556	8,362
Banc of California, Inc.	121	2,462
Bank Mutual Corp.	207	1,673
Beneficial Bancorp, Inc. (a)	674	9,362
Berkshire Hills Bancorp, Inc.	78	2,117
BofI Holding, Inc. (a)	350	7,130

Common Stocks	Shares	Value
Thrifts & Mortgage Finance (continued)
Brookline Bancorp, Inc.	184	$2,094
Capitol Federal Financial, Inc.	575	7,642
Clifton Bancorp, Inc.	109	1,622
Dime Community Bancshares, Inc.	89	1,612
Essent Group Ltd. (a)	380	7,760
EverBank Financial Corp.	385	5,806
Federal Agricultural Mortgage Corp., Class C	105	4,271
First Defiance Financial Corp.	41	1,623
Flagstar Bancorp, Inc. (a)	76	1,799
Flushing Financial Corp.	81	1,616
HomeStreet, Inc. (a)	70	1,509
Kearny Financial Corp.	755	9,528
Ladder Capital Corp.	140	1,667
LendingTree, Inc. (a)	16	1,432
Meridian Bancorp, Inc.	149	2,178
Meta Financial Group, Inc.	31	1,538
MGIC Investment Corp. (a)	1,813	13,108
Nationstar Mortgage Holdings, Inc. (a)	106	1,229
NMI Holdings, Inc., Class A (a)	231	1,453
Northfield Bancorp, Inc.	132	2,094
Northwest Bancshares, Inc.	423	5,930
Ocwen Financial Corp. (a)	300	678
Oritani Financial Corp.	116	2,010
People’s United Financial, Inc.	1,591	24,660
Provident Financial Services, Inc.	280	5,594
Radian Group, Inc.	1,046	13,378
TFS Financial Corp.	485	8,682
TrustCo Bank Corp. NY	284	1,820
United Financial Bancorp, Inc.	141	1,830
Walker & Dunlop, Inc. (a)	71	1,566
Washington Federal, Inc.	576	13,991
Waterstone Financial, Inc.	116	1,626
WSFS Financial Corp.	137	4,677

		189,129
Tobacco — 0.1%
Universal Corp.	122	6,655
Vector Group Ltd.	446	9,634

		16,289
Trading Companies & Distributors — 0.9%
Aceto Corp.	75	1,682
Air Lease Corp.	566	17,252
Aircastle Ltd.	244	5,295
Applied Industrial Technologies, Inc.	159	7,287
Beacon Roofing Supply, Inc. (a)	280	11,964
DXP Enterprises, Inc. (a)	49	1,071
GATX Corp.	213	9,785
H&E Equipment Services, Inc.	87	1,760
HD Supply Holdings, Inc. (a)	901	30,886

BLACKROCK SMALL/MID CAP INDEX FUND	APRIL 30, 2016	21

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Common Stocks	Shares	Value
Trading Companies & Distributors (continued)
Kaman Corp.	195	$8,208
MRC Global, Inc. (a)	424	5,927
MSC Industrial Direct Co., Inc., Class A	248	19,220
NOW, Inc. (a)	460	8,308
Rush Enterprises, Inc., Class A (a)	96	1,890
TAL International Group, Inc. (a)	88	1,505
Textainer Group Holdings Ltd.	78	1,204
Univar, Inc. (a)	193	3,358
Watsco, Inc.	130	17,481
WESCO International, Inc. (a)	243	14,286

		168,369
Transportation Infrastructure — 0.2%
Macquarie Infrastructure Corp.	328	23,088
Wesco Aircraft Holdings, Inc. (a)	447	6,450

		29,538
Water Utilities — 0.6%
American States Water Co.	229	9,547
American Water Works Co., Inc.	827	60,172
Aqua America, Inc.	830	26,278
California Water Service Group	339	9,468
Connecticut Water Service, Inc.	43	2,022
Middlesex Water Co.	65	2,378
SJW Corp.	51	1,755

		111,620
Wireless Telecommunication Services — 0.2%
Boingo Wireless, Inc. (a)	163	1,253
RingCentral, Inc., Class A (a)	437	8,338
Shenandoah Telecommunications Co.	339	9,726
Spok Holdings, Inc.	91	1,546
Telephone & Data Systems, Inc.	586	17,328
United States Cellular Corp. (a)	40	1,706

		39,897
Total Long-Term Investments (Cost — $19,027,688) — 97.7%		18,665,381

Short-Term Securities	Beneficial Interest (000)	Value
BlackRock Liquidity Series, LLC, Money Market Series, 0.55% (c)(d)(e)	$115	114,539

	Shares
BlackRock Premier Government Institutional Fund, 0.17% (d)(e)	523,015	523,015
Total Short-Term Securities (Cost — $637,554) — 3.3%		637,554
Total Investments (Cost — $19,665,242*) — 101.0%		19,302,935
Liabilities in Excess of Other Assets — (1.0)%		(198,779)

Net Assets — 100.0%		$19,104,156

*	As of April 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$19,665,242

Gross unrealized appreciation	$872,890
Gross unrealized depreciation	(1,235,197)

Net unrealized depreciation	$(362,307)

22	BLACKROCK SMALL/MID CAP INDEX FUND	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

(d)	Current yield as of period end.

(e)	During the period ended April 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at July 31, 2015	Net Activity		Shares/ Beneficial Interest Held at April 30, 2016	Income
BlackRock Liquidity Series, LLC, Money Market Series	—	$114,539	[1]	$114,539	$5,351	[2]
BlackRock Premier Government Institutional Fund[3]	—	523,015	[1]	523,015	$679
Total				637,554	$6,030

[1] Represents net shares/beneficial interest purchased.

[2]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Formerly FFI Premier Institutional Fund.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
3	Russell 2000 Mini Index	June 2016	$338,280	$8,995
1	S&P MidCap 400 E-Mini Index	June 2016	$145,830	7,827
Total				$16,822

BLACKROCK SMALL/MID CAP INDEX FUND	APRIL 30, 2016	23

Schedule of Investments (continued)	BlackRock Small/Mid Cap Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$18,664,427	$397	$557	$18,665,381
Short-Term Securities	523,015	114,539	—	637,554

Total	$19,187,442	$114,936	$557	$19,302,935

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Assets:
Equity Contracts	$16,822	—	—	$16,822
[1] See above Schedule of Investments for values in each sector.
[2] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

24	BLACKROCK SMALL/MID CAP INDEX FUND	APRIL 30, 2016

Schedule of Investments (concluded)	BlackRock Small/Mid Cap Index Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$26,000	—	—	$26,000
Liabilities:
Bank overdraft	—	$(20,808)	—	(20,808)
Collateral on securities loaned at value	—	(114,539)	—	(114,539)

Total	$26,000	$(135,347)	—	$(109,347)

During the period ended April 30, 2016, there were no transfers between levels.

BLACKROCK SMALL/MID CAP INDEX FUND	APRIL 30, 2016	25

Schedule of Investments April 30, 2016 (Unaudited)	BlackRock Total Stock Market Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.4%
AAR Corp.	87	$2,091
Aerojet Rocketdyne Holdings, Inc. (a)	160	2,899
Aerovironment, Inc. (a)	45	1,300
Astronics Corp. (a)	52	1,921
B/E Aerospace, Inc.	344	16,729
Boeing Co.	1,667	224,712
Cubic Corp.	56	2,328
Curtiss-Wright Corp.	104	7,964
DigitalGlobe, Inc. (a)	164	3,634
Engility Holdings, Inc. (a)	51	1,003
Esterline Technologies Corp. (a)	74	5,081
General Dynamics Corp.	704	98,926
HEICO Corp.	34	2,085
HEICO Corp., Class A	112	5,732
Hexcel Corp.	330	14,939
Honeywell International, Inc.	1,998	228,311
Huntington Ingalls Industries, Inc.	124	17,951
KLX, Inc. (a)	138	4,653
L-3 Communications Holdings, Inc.	194	25,517
Lockheed Martin Corp.	692	160,807
Moog, Inc., Class A (a)	88	4,300
Northrop Grumman Corp.	463	95,498
Orbital ATK, Inc.	148	12,876
Raytheon Co.	776	98,048
Rockwell Collins, Inc.	334	29,455
Sparton Corp. (a)	650	13,949
Spirit Aerosystems Holdings, Inc., Class A (a)	364	17,163
Taser International, Inc. (a)	123	2,246
Teledyne Technologies, Inc. (a)	84	7,808
Textron, Inc.	703	27,192
TransDigm Group, Inc. (a)	134	30,535
Triumph Group, Inc.	120	4,342
United Technologies Corp.	2,142	223,561

		1,395,556
Air Freight & Logistics — 0.6%
Air Transport Services Group, Inc. (a)	97	1,367
Atlas Air Worldwide Holdings, Inc. (a)	43	1,717
C.H. Robinson Worldwide, Inc.	346	24,555
Echo Global Logistics, Inc. (a)	70	1,636
Expeditors International of Washington, Inc.	451	22,374
FedEx Corp.	681	112,440
Forward Air Corp.	55	2,507
Hub Group, Inc., Class A (a)	66	2,542
Park-Ohio Holdings Corp.	26	662
United Parcel Service, Inc., Class B	1,781	187,130

Common Stocks	Shares	Value
Air Freight & Logistics (continued)
XPO Logistics, Inc. (a)	178	$5,365

		362,295
Airlines — 0.6%
Alaska Air Group, Inc.	326	22,960
Allegiant Travel Co.	32	5,138
American Airlines Group, Inc.	1,617	56,094
Copa Holdings SA, Class A	85	5,419
Delta Air Lines, Inc.	1,968	82,007
Hawaiian Holdings, Inc. (a)	114	4,796
JetBlue Airways Corp. (a)	784	15,515
Southwest Airlines Co.	1,709	76,238
Spirit Airlines, Inc. (a)	186	8,171
United Continental Holdings, Inc. (a)	913	41,824
Virgin America, Inc. (a)	53	2,952

		321,114
Auto Components — 0.5%
Allison Transmission Holdings, Inc.	407	11,726
American Axle & Manufacturing Holdings, Inc. (a)	161	2,497
BorgWarner, Inc.	574	20,618
Cooper Tire & Rubber Co.	129	4,456
Cooper-Standard Holding, Inc. (a)	24	1,851
Dana Holding Corp.	354	4,577
Delphi Automotive PLC	730	53,750
Dorman Products, Inc. (a)	54	2,905
Drew Industries, Inc.	48	3,112
Federal-Mogul Corp. (a)	105	970
Gentex Corp.	968	15,527
Gentherm, Inc. (a)	79	2,902
Goodyear Tire & Rubber Co.	651	18,859
Johnson Controls, Inc.	1,670	69,138
Lear Corp.	178	20,493
Modine Manufacturing Co. (a)	101	1,092
Motorcar Parts of America, Inc. (a)	34	1,090
Standard Motor Products, Inc.	42	1,491
Strattec Security Corp.	195	10,315
Tenneco, Inc. (a)	139	7,409
Tower International, Inc.	44	1,010
Visteon Corp.	183	14,580

		270,368
Automobiles — 0.6%
Ford Motor Co.	9,922	134,542
General Motors Co.	4,098	130,317
Harley-Davidson, Inc.	494	23,628
Tesla Motors, Inc. (a)(b)	249	59,949
Thor Industries, Inc.	103	6,594
Winnebago Industries, Inc.	47	1,017

		356,047

BLACKROCK TOTAL STOCK MARKET INDEX FUND	APRIL 30, 2016	1

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Banks — 5.2%
Ameris Bancorp	71	$2,229
Associated Banc-Corp	711	12,969
Banco Latinoamericano de Comercio Exterior SA	62	1,603
BancorpSouth, Inc.	565	13,272
Bank of America Corp.	12,408	180,661
Bank of Hawaii Corp.	196	13,408
Bank of the Ozarks, Inc.	303	12,514
BankUnited, Inc.	406	14,007
Banner Corp.	46	1,968
BB&T Corp.	2,060	72,883
BBCN Bancorp, Inc.	142	2,218
BNC Bancorp	46	1,029
BOK Financial Corp.	57	3,430
Boston Private Financial Holdings, Inc.	178	2,175
Cardinal Financial Corp.	47	1,040
Cathay General Bancorp	429	13,093
Centerstate Banks, Inc.	66	1,075
Central Pacific Financial Corp.	74	1,727
Chemical Financial Corp.	51	1,961
CIT Group, Inc.	435	15,038
Citigroup, Inc.	7,769	359,549
Citizens Financial Group, Inc.	787	17,983
Columbia Banking System, Inc.	111	3,273
Comerica, Inc.	444	19,714
Commerce Bancshares, Inc.	166	7,772
Community Bank System, Inc.	67	2,651
Cullen/Frost Bankers, Inc.	241	15,422
Customers Bancorp, Inc. (a)	41	1,065
CVB Financial Corp.	185	3,178
Eagle Bancorp, Inc. (a)	51	2,586
East West Bancorp, Inc.	354	13,271
FCB Financial Holdings, Inc., Class A (a)	48	1,678
Fifth Third Bancorp	2,023	37,041
First BanCorp, Puerto Rico (a)	355	1,385
First Business Financial Services, Inc.	443	11,212
First Citizens BancShares, Inc., Class A	15	3,825
First Commonwealth Financial Corp.	127	1,166
First Financial Bancorp	120	2,340
First Financial Bankshares, Inc.	134	4,339
First Horizon National Corp.	572	8,054
First Merchants Corp.	62	1,590
First Midwest Bancorp, Inc.	160	2,957
First Niagara Financial Group, Inc.	901	9,515
First Republic Bank	352	24,753
FirstMerit Corp.	661	14,648
FNB Corp.	409	5,407
Fulton Financial Corp.	339	4,743

Common Stocks	Shares	Value
Banks (continued)
Glacier Bancorp, Inc.	145	$3,754
Great Western Bancorp, Inc.	47	1,481
Hancock Holding Co.	185	4,804
Hanmi Financial Corp.	62	1,433
Heartland Financial USA, Inc.	30	1,005
Home BancShares, Inc.	121	5,202
Huntington Bancshares, Inc.	1,954	19,657
Iberiabank Corp.	239	14,099
Independent Bank Corp./ MA	55	2,587
International Bancshares Corp.	102	2,671
Investors Bancorp, Inc.	742	8,570
JPMorgan Chase & Co.	9,504	600,653
KeyCorp	2,106	25,883
LegacyTexas Financial Group, Inc.	105	2,589
M&T Bank Corp.	406	48,038
MB Financial, Inc.	387	13,452
NBT Bancorp, Inc.	79	2,239
Old National Bancorp	247	3,310
Pacific Premier Bancorp, Inc. (a)	48	1,117
PacWest Bancorp	394	15,752
Park National Corp.	16	1,469
Pinnacle Financial Partners, Inc.	73	3,589
PNC Financial Services Group, Inc. (c)	1,322	116,045
Popular, Inc.	470	13,968
PrivateBancorp, Inc.	356	14,813
Prosperity Bancshares, Inc.	297	15,673
Regions Financial Corp.	3,366	31,573
Renasant Corp.	57	1,957
S&T Bancorp, Inc.	62	1,592
ServisFirst Bancshares, Inc.	45	2,218
Signature Bank (a)	123	16,953
Simmons First National Corp., Class A	59	2,755
South State Corp.	49	3,429
Southside Bancshares, Inc.	36	1,052
State Bank Financial Corp.	64	1,336
Sterling Bancorp	262	4,281
SunTrust Banks, Inc.	1,311	54,721
SVB Financial Group (a)	129	13,452
Synovus Financial Corp.	487	15,175
Talmer Bancorp, Inc., Class A	93	1,804
TCF Financial Corp.	1,012	13,804
Texas Capital Bancshares, Inc. (a)	325	14,892
Tompkins Financial Corp.	29	1,895
TowneBank	87	1,827
Trustmark Corp.	116	2,843
UMB Financial Corp.	90	5,018
Umpqua Holdings Corp.	851	13,471
Union Bankshares Corp.	86	2,271
United Bankshares, Inc.	347	13,425
United Community Banks, Inc.	160	3,221
US Bancorp	4,284	182,884

2	BLACKROCK TOTAL STOCK MARKET INDEX FUND	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Banks (continued)
Valley National Bancorp	421	$3,983
Webster Financial Corp.	374	13,703
Wells Fargo & Co.	11,936	596,561
WesBanco, Inc.	72	2,313
Westamerica BanCorp	56	2,728
Western Alliance Bancorp (a)	408	14,925
Wilshire Bancorp, Inc.	136	1,465
Wintrust Financial Corp.	278	14,462
Yadkin Financial Corp.	105	2,627
Zions Bancorporation	659	18,136

		2,972,022
Beverages — 1.9%
Boston Beer Co., Inc., Class A (a)	23	3,590
Brown-Forman Corp., Class A	98	10,164
Brown-Forman Corp., Class B	273	26,296
Coca-Cola Bottling Co. Consolidated	9	1,434
Coca-Cola Co.	10,049	450,195
Coca-Cola Enterprises, Inc.	588	30,858
Constellation Brands, Inc., Class A	417	65,077
Dr Pepper Snapple Group, Inc.	487	44,273
Molson Coors Brewing Co., Class B	403	38,539
Monster Beverage Corp. (a)	383	55,236
National Beverage Corp. (a)	22	1,028
PepsiCo, Inc.	3,782	389,395

		1,116,085
Biotechnology — 3.3%
AbbVie, Inc.	4,242	258,762
ACADIA Pharmaceuticals, Inc. (a)	214	6,912
Acceleron Pharma, Inc. (a)	63	1,887
Achillion Pharmaceuticals, Inc. (a)	297	2,539
Acorda Therapeutics, Inc. (a)	106	2,740
Advaxis, Inc. (a)	123	952
Agenus, Inc. (a)	266	936
Agios Pharmaceuticals, Inc. (a)	68	3,329
Akebia Therapeutics, Inc. (a)	109	1,024
Alder Biopharmaceuticals, Inc. (a)	66	1,752
Alexion Pharmaceuticals, Inc. (a)	552	76,883
Alkermes PLC (a)	382	15,184
Alnylam Pharmaceuticals, Inc. (a)	203	13,609
AMAG Pharmaceuticals, Inc. (a)	85	2,254
Amgen, Inc.	1,945	307,893
Amicus Therapeutics, Inc. (a)	312	2,331
Anacor Pharmaceuticals, Inc. (a)	165	10,352
Arena Pharmaceuticals, Inc. (a)	680	1,170
Ariad Pharmaceuticals, Inc. (a)	431	3,095
Array BioPharma, Inc. (a)	424	1,353
Arrowhead Pharmaceuticals, Inc. (a)	173	1,002
Atara Biotherapeutics, Inc. (a)	54	973
Axovant Sciences Ltd. (a)	78	1,014

Common Stocks	Shares	Value
Biotechnology (continued)
Baxalta, Inc.	1,390	$58,310
BioCryst Pharmaceuticals, Inc. (a)	308	1,004
Biogen, Inc. (a)	570	156,744
BioMarin Pharmaceutical, Inc. (a)	411	34,803
Bluebird Bio, Inc. (a)	93	4,125
Celgene Corp. (a)	2,030	209,922
Celldex Therapeutics, Inc. (a)	144	576
Cepheid, Inc. (a)	181	5,166
Chimerix, Inc. (a)	66	395
Clovis Oncology, Inc. (a)	95	1,321
Coherus Biosciences, Inc. (a)	63	1,186
Cytokinetics, Inc. (a)	124	1,009
Dyax Corp.	119	132
Dynavax Technologies Corp. (a)	99	1,625
Eagle Pharmaceuticals, Inc. (a)	26	984
Editas Medicine, Inc. (a)	30	991
Emergent Biosolutions, Inc. (a)	68	2,619
Enanta Pharmaceuticals, Inc. (a)	35	1,022
Epizyme, Inc. (a)	115	1,198
Esperion Therapeutics, Inc. (a)	61	1,000
Exact Sciences Corp. (a)	267	1,874
Exelixis, Inc. (a)	604	2,784
FibroGen, Inc. (a)	123	2,214
Five Prime Therapeutics, Inc. (a)	56	2,665
Foundation Medicine, Inc. (a)	62	989
Galena Biopharma, Inc. (a)	715	987
Genomic Health, Inc. (a)	44	1,156
Geron Corp. (a)	400	1,180
Gilead Sciences, Inc.	3,497	308,470
Halozyme Therapeutics, Inc. (a)	273	2,880
Heron Therapeutics, Inc. (a)	75	1,608
ImmunoGen, Inc. (a)	222	1,521
Immunomedics, Inc. (a)	270	958
Incyte Corp. (a)	399	28,836
Infinity Pharmaceuticals, Inc. (a)	171	992
Innoviva, Inc.	211	2,604
Inovio Pharmaceuticals, Inc. (a)	185	1,939
Insmed, Inc. (a)	161	1,956
Insys Therapeutics, Inc. (a)	69	1,000
Intercept Pharmaceuticals, Inc. (a)	41	6,180
Intrexon Corp. (a)	124	3,315
Ionis Pharmaceuticals, Inc. (a)	374	15,323
Ironwood Pharmaceuticals, Inc. (a)	325	3,396
Juno Therapeutics, Inc. (a)	31	1,305
Karyopharm Therapeutics, Inc. (a)	109	1,014
Keryx Biopharmaceuticals, Inc. (a)	286	1,556
Kite Pharma, Inc. (a)	84	3,888
La Jolla Pharmaceutical Co. (a)	55	1,018
Lexicon Pharmaceuticals, Inc. (a)	104	1,436
Ligand Pharmaceuticals, Inc., Class B (a)	43	5,197
Lion Biotechnologies, Inc. (a)	180	1,021
MacroGenics, Inc. (a)	86	1,768

BLACKROCK TOTAL STOCK MARKET INDEX FUND	APRIL 30, 2016	3

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Biotechnology (continued)
Medivation, Inc. (a)	401	$23,178
Merrimack Pharmaceuticals, Inc. (a)	303	2,145
MiMedx Group, Inc. (a)	262	1,973
Mirati Therapeutics, Inc. (a)	49	1,015
Momenta Pharmaceuticals, Inc. (a)	171	1,626
Myriad Genetics, Inc. (a)	164	5,904
Neurocrine Biosciences, Inc. (a)	216	9,845
NewLink Genetics Corp. (a)	65	1,054
Novavax, Inc. (a)	699	3,663
OncoMed Pharmaceuticals, Inc. (a)	75	930
Ophthotech Corp. (a)	62	2,898
OPKO Health, Inc. (a)	768	8,256
Organovo Holdings, Inc. (a)	372	1,012
Otonomy, Inc. (a)	70	998
OvaScience, Inc. (a)	115	964
PDL BioPharma, Inc.	320	1,206
Portola Pharmaceuticals, Inc. (a)	134	3,184
Progenics Pharmaceuticals, Inc. (a)	186	988
Prothena Corp. PLC (a)	86	3,714
PTC Therapeutics, Inc. (a)	130	965
Puma Biotechnology, Inc. (a)	68	2,087
Radius Health, Inc. (a)	84	2,990
Raptor Pharmaceutical Corp. (a)	225	1,105
Regeneron Pharmaceuticals, Inc. (a)	201	75,719
Repligen Corp. (a)	76	2,025
Retrophin, Inc. (a)	87	1,199
Rigel Pharmaceuticals, Inc. (a)	355	1,005
Sage Therapeutics, Inc. (a)	42	1,583
Sangamo Biosciences, Inc. (a)	198	1,247
Sarepta Therapeutics, Inc. (a)	113	1,603
Seattle Genetics, Inc. (a)	412	14,618
Seres Therapeutics, Inc. (a)	35	1,033
Spark Therapeutics, Inc. (a)	28	1,005
Spectrum Pharmaceuticals, Inc. (a)	188	1,333
Synergy Pharmaceuticals, Inc. (a)	310	973
TESARO, Inc. (a)	62	2,569
TG Therapeutics, Inc. (a)	109	993
Trevena, Inc. (a)	128	997
Ultragenyx Pharmaceutical, Inc. (a)	98	6,627
United Therapeutics Corp. (a)	123	12,940
Vanda Pharmaceuticals, Inc. (a)	112	997
Versartis, Inc. (a)	105	951
Vertex Pharmaceuticals, Inc. (a)	624	52,628
Xencor, Inc. (a)	79	968
ZIOPHARM Oncology, Inc. (a)	294	2,311

		1,882,132
Building Products — 0.3%
AAON, Inc.	88	2,334
Advanced Drainage Systems, Inc.	88	2,035
Allegion PLC	241	15,773

Common Stocks	Shares	Value
Building Products (continued)
American Woodmark Corp. (a)	33	$2,404
AO Smith Corp.	218	16,834
Apogee Enterprises, Inc.	66	2,735
Armstrong World Industries, Inc. (a)	92	3,755
Builders FirstSource, Inc. (a)	114	1,264
Continental Building Products, Inc. (a)	77	1,510
Fortune Brands Home & Security, Inc.	394	21,832
Gibraltar Industries, Inc. (a)	70	1,852
Griffon Corp.	70	1,107
Insteel Industries, Inc.	36	1,044
Lennox International, Inc.	98	13,225
Masco Corp.	885	27,178
Masonite International Corp. (a)	81	5,480
NCI Building Systems, Inc. (a)	85	1,253
Nortek, Inc. (a)	21	990
Owens Corning	298	13,729
Patrick Industries, Inc. (a)	27	1,238
PGT, Inc. (a)	109	1,141
Ply Gem Holdings, Inc. (a)	68	996
Quanex Building Products Corp.	85	1,601
Simpson Manufacturing Co., Inc.	85	3,196
Trex Co., Inc. (a)	75	3,559
Universal Forest Products, Inc.	40	3,066
USG Corp. (a)	233	6,293

		157,424
Capital Markets — 1.9%
Affiliated Managers Group, Inc. (a)	140	23,845
Ameriprise Financial, Inc.	431	41,333
Artisan Partners Asset Management, Inc., Class A	95	3,069
Bank of New York Mellon Corp.	2,869	115,449
BGC Partners, Inc., Class A	439	3,986
BlackRock, Inc. (c)	321	114,382
Charles Schwab Corp.	2,938	83,469
Cohen & Steers, Inc.	46	1,806
Cowen Group, Inc., Class A (a)	282	983
Diamond Hill Investment Group, Inc.	6	1,052
E*Trade Financial Corp. (a)	743	18,709
Eaton Vance Corp.	300	10,359
Evercore Partners, Inc., Class A	84	4,338
Federated Investors, Inc., Class B	231	7,300
Financial Engines, Inc.	133	4,284
Franklin Resources, Inc.	997	37,228
Goldman Sachs Group, Inc.	1,106	181,506
Greenhill & Co., Inc.	81	1,784
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	82	1,591
HFF, Inc., Class A	84	2,674
INTL. FCStone, Inc. (a)	37	1,010

4	BLACKROCK TOTAL STOCK MARKET INDEX FUND	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Capital Markets (continued)
Invesco Ltd.	1,104	$34,235
Janus Capital Group, Inc.	359	5,241
KCG Holdings, Inc., Class A (a)	75	1,027
Ladenburg Thalmann Financial Services, Inc. (a)	380	1,018
Lazard Ltd., Class A	327	11,788
Legg Mason, Inc.	255	8,188
LPL Financial Holdings, Inc.	196	5,174
Marcus & Millichap, Inc. (a)	41	1,028
Moelis & Co., Class A	36	1,012
Morgan Stanley	3,929	106,319
Northern Trust Corp.	591	42,008
NorthStar Asset Management Group, Inc.	511	6,357
OM Asset Management PLC	75	1,006
Piper Jaffray Cos. (a)	32	1,335
Raymond James Financial, Inc.	358	18,677
Safeguard Scientifics, Inc. (a)	92	1,270
SEI Investments Co.	353	16,972
State Street Corp.	1,056	65,789
Stifel Financial Corp. (a)	176	5,792
T. Rowe Price Group, Inc.	670	50,444
TD Ameritrade Holding Corp.	686	20,463
Virtu Financial, Inc., Class A	49	1,022
Virtus Investment Partners, Inc.	15	1,173
Waddell & Reed Financial, Inc., Class A	216	4,393
Walter Investment Management Corp. (a)	134	971
Westwood Holdings Group, Inc.	18	1,036
WisdomTree Investments, Inc.	294	3,202

		1,077,097
Chemicals — 2.2%
A. Schulman, Inc.	68	1,897
Air Products & Chemicals, Inc.	547	79,802
Airgas, Inc.	171	24,357
Albemarle Corp.	282	18,657
American Vanguard Corp. (a)	61	1,010
Ashland, Inc.	170	18,972
Axalta Coating Systems Ltd. (a)	251	7,146
Axiall Corp.	187	4,404
Balchem Corp.	75	4,602
Cabot Corp.	157	7,660
Calgon Carbon Corp.	123	2,016
Celanese Corp., Series A	383	27,078
CF Industries Holdings, Inc.	600	19,842
Chemours Co.	448	4,086
Chemtura Corp. (a)	159	4,428
Dow Chemical Co.	2,860	150,465
E.I. du Pont de Nemours & Co.	2,318	152,779
Eastman Chemical Co.	371	28,337
Ecolab, Inc.	673	77,382

Common Stocks	Shares	Value
Chemicals (continued)
Ferro Corp. (a)	161	$2,051
Flotek Industries, Inc. (a)	136	1,285
FMC Corp.	396	17,131
GCP Applied Technologies, Inc. (a)	664	14,694
HB Fuller Co.	113	5,053
Huntsman Corp.	514	8,090
Innophos Holdings, Inc.	47	1,737
Innospec, Inc.	56	2,708
International Flavors & Fragrances, Inc.	202	24,133
KMG Chemicals, Inc.	455	10,779
Koppers Holdings, Inc. (a)	43	1,081
Kraton Performance Polymers, Inc. (a)	71	1,612
LSB Industries, Inc. (a)	74	974
LyondellBasell Industries NV, Class A	929	76,800
Minerals Technologies, Inc.	85	5,091
Monsanto Co.	1,126	105,484
Mosaic Co.	892	24,967
NewMarket Corp.	20	8,121
Olin Corp.	418	9,108
Platform Specialty Products Corp. (a)	344	3,543
PolyOne Corp.	214	7,700
PPG Industries, Inc.	693	76,500
Praxair, Inc.	735	86,333
Quaker Chemical Corp.	29	2,583
Rayonier Advanced Materials, Inc.	97	994
RPM International, Inc.	385	19,454
Scotts Miracle-Gro Co., Class A	105	7,432
Sensient Technologies Corp.	115	7,734
Sherwin-Williams Co.	206	59,186
Stepan Co.	42	2,574
Tredegar Corp.	62	990
Trinseo SA (a)	24	1,027
Tronox Ltd., Class A	184	1,340
Valspar Corp.	203	21,658
Westlake Chemical Corp.	98	4,919
WR Grace & Co. (a)	216	16,563

		1,276,349
Commercial Services & Supplies — 0.7%
ABM Industries, Inc.	126	4,053
ACCO Brands Corp. (a)	238	2,271
ADT Corp.	427	17,925
Brink’s Co.	112	3,790
Casella Waste Systems, Inc. (a)	473	3,387
Cintas Corp.	220	19,752
Clean Harbors, Inc. (a)	148	7,311
Copart, Inc. (a)	394	16,879
Covanta Holding Corp.	864	14,049
Deluxe Corp.	228	14,314

BLACKROCK TOTAL STOCK MARKET INDEX FUND	APRIL 30, 2016	5

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Commercial Services & Supplies (continued)
Encore Capital Group, Inc. (a)	55	$1,548
Essendant, Inc.	94	2,894
G&K Services, Inc., Class A	41	2,897
Healthcare Services Group, Inc.	352	13,323
Herman Miller, Inc.	128	3,862
HNI Corp.	107	4,678
Interface, Inc.	144	2,451
Iron Mountain, Inc.	658	24,037
KAR Auction Services, Inc.	433	16,281
Knoll, Inc.	95	2,218
McGrath RentCorp	48	1,170
Mobile Mini, Inc.	110	3,548
MSA Safety, Inc.	59	2,837
Multi-Color Corp.	21	1,256
Pitney Bowes, Inc.	465	9,751
Quad/Graphics, Inc.	81	1,017
Republic Services, Inc.	607	28,571
Rollins, Inc.	328	8,813
RR Donnelley & Sons Co.	917	15,956
Steelcase, Inc., Class A	182	2,777
Stericycle, Inc. (a)	217	20,737
Sykes Enterprises, Inc. (a)	81	2,361
Team, Inc. (a)	68	1,954
Tetra Tech, Inc.	135	3,969
Tyco International PLC	1,072	41,293
U.S. Ecology, Inc.	47	2,116
UniFirst Corp.	31	3,360
Viad Corp.	41	1,220
Waste Connections, Inc.	309	20,790
Waste Management, Inc.	1,167	68,608
West Corp.	115	2,464

		422,488
Communications Equipment — 1.4%
ADTRAN, Inc.	116	2,241
Arista Networks, Inc. (a)	85	5,663
ARRIS International PLC (a)	568	12,933
Brocade Communications Systems, Inc.	1,560	14,992
CalAmp Corp. (a)	73	1,093
Ciena Corp. (a)	313	5,268
Cisco Systems, Inc.	13,013	357,727
CommScope Holding Co., Inc. (a)	254	7,724
EchoStar Corp., Class A (a)	106	4,338
Extreme Networks, Inc. (a)	306	1,074
F5 Networks, Inc. (a)	183	19,169
Finisar Corp. (a)	256	4,214
Harris Corp.	312	24,963
Infinera Corp. (a)	325	3,864
InterDigital, Inc.	84	4,786
Ixia (a)	138	1,397
Juniper Networks, Inc.	996	23,306

Common Stocks	Shares	Value
Communications Equipment (continued)
Loral Space & Communications, Inc. (a)	39	$1,431
Lumentum Holdings, Inc. (a)	114	2,884
Motorola Solutions, Inc.	447	33,610
NETGEAR, Inc. (a)	72	3,053
Oclaro, Inc. (a)	225	1,136
Palo Alto Networks, Inc. (a)	196	29,570
Plantronics, Inc.	83	3,191
Polycom, Inc. (a)	328	3,920
QUALCOMM, Inc.	3,847	194,350
Ruckus Wireless, Inc. (a)	188	2,583
ShoreTel, Inc. (a)	148	906
Sonus Networks, Inc. (a)	120	991
Ubiquiti Networks, Inc. (a)	66	2,351
ViaSat, Inc. (a)	107	8,207
Viavi Solutions, Inc. (a)	574	3,737

		786,672
Construction & Engineering — 0.2%
AECOM (a)	372	12,086
Aegion Corp. (a)	78	1,656
Argan, Inc.	30	1,025
Chicago Bridge & Iron Co. NV	385	15,496
Comfort Systems USA, Inc.	91	2,684
Dycom Industries, Inc. (a)	83	5,860
EMCOR Group, Inc.	154	7,466
Fluor Corp.	355	19,404
Granite Construction, Inc.	98	4,370
Jacobs Engineering Group, Inc. (a)	318	14,176
KBR, Inc.	367	5,711
MasTec, Inc. (a)	162	3,671
MYR Group, Inc. (a)	46	1,173
Primoris Services Corp.	84	1,965
Quanta Services, Inc. (a)	389	9,227
Tutor Perini Corp. (a)	97	1,535

		107,505
Construction Materials — 0.1%
Eagle Materials, Inc.	127	9,413
Headwaters, Inc. (a)	185	3,702
Martin Marietta Materials, Inc.	162	27,415
Summit Materials, Inc., Class A (a)	84	1,756
US Concrete, Inc. (a)	36	2,223
Vulcan Materials Co.	341	36,702

		81,211
Consumer Finance — 0.8%
Ally Financial, Inc. (a)	1,217	21,675
American Express Co.	2,094	137,010
Capital One Financial Corp.	1,315	95,193
Cash America International, Inc.	51	1,885
Credit Acceptance Corp. (a)	20	3,925
Discover Financial Services	1,047	58,915

6	BLACKROCK TOTAL STOCK MARKET INDEX FUND	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Consumer Finance (continued)
First Cash Financial Services, Inc.	62	$2,835
Green Dot Corp., Class A (a)	106	2,356
Navient Corp.	457	6,247
Nelnet, Inc., Class A	35	1,467
OneMain Holdings, Inc. (a)	128	4,073
PRA Group, Inc. (a)	117	3,882
Regional Management Corp. (a)	690	11,399
Santander Consumer USA Holdings, Inc. (a)	212	2,792
SLM Corp. (a)	1,993	13,493
Synchrony Financial (a)	2,114	64,625

		431,772
Containers & Packaging — 0.3%
Aptargroup, Inc.	147	11,172
Avery Dennison Corp.	247	17,935
Ball Corp.	344	24,555
Bemis Co., Inc.	206	10,337
Berry Plastics Group, Inc. (a)	291	10,482
Crown Holdings, Inc. (a)	343	18,165
Graphic Packaging Holding Co.	759	10,079
Greif, Inc., Class A	62	2,151
Multi Packaging Solutions International Ltd. (a)	61	1,014
Owens-Illinois, Inc. (a)	406	7,495
Packaging Corp. of America	237	15,377
Sealed Air Corp.	502	23,775
Silgan Holdings, Inc.	91	4,617
Sonoco Products Co.	229	10,738
WestRock Co.	658	27,537

		195,429
Distributors — 0.1%
Core-Mark Holding Co., Inc.	54	4,410
Genuine Parts Co.	378	36,277
LKQ Corp. (a)	750	24,037
Pool Corp.	111	9,702

		74,426
Diversified Consumer Services — 0.2%
2U, Inc. (a)	65	1,822
American Public Education, Inc. (a)	44	1,019
Apollo Education Group, Inc. (a)	233	1,817
Ascent Capital Group, Inc., Class A (a)	65	980
Bright Horizons Family Solutions, Inc. (a)	86	5,643
Capella Education Co.	27	1,493
Career Education Corp. (a)	184	983
DeVry Education Group, Inc.	155	2,689
Graham Holdings Co., Class B	8	3,812
Grand Canyon Education, Inc. (a)	107	4,679
H&R Block, Inc.	590	11,942

Common Stocks	Shares	Value
Diversified Consumer Services (continued)
Hillenbrand, Inc.	133	$4,031
Houghton Mifflin Harcourt Co. (a)	312	6,399
K12, Inc. (a)	83	1,020
LifeLock, Inc. (a)	235	2,736
Matthews International Corp., Class A	68	3,580
Regis Corp. (a)	85	1,162
Service Corp. International	624	16,642
ServiceMaster Global Holdings, Inc. (a)	310	11,879
Sotheby’s	144	3,923
Strayer Education, Inc. (a)	25	1,241
Weight Watchers International, Inc. (a)	73	945

		90,437
Diversified Financial Services — 1.9%
Berkshire Hathaway, Inc., Class B (a)	4,764	693,067
CBOE Holdings, Inc.	213	13,197
CME Group, Inc.	822	75,550
FactSet Research Systems, Inc.	110	16,583
Interactive Brokers Group, Inc., Class A	140	5,320
IntercontinentalExchange, Inc.	300	72,009
Leucadia National Corp.	843	14,061
MarketAxess Holdings, Inc.	123	15,100
Moody’s Corp.	453	43,361
Morningstar, Inc.	42	3,494
MSCI, Inc.	258	19,593
Nasdaq, Inc.	285	17,587
Outerwall, Inc.	41	1,694
PHH Corp. (a)	119	1,527
S&P Global, Inc.	692	73,940
Voya Financial, Inc.	520	16,884

		1,082,967
Diversified Telecommunication Services — 2.2%
8x8, Inc. (a)	214	2,427
AT&T, Inc.	15,574	604,583
Atlantic Tele-Network, Inc.	15	1,079
CenturyLink, Inc.	1,355	41,937
Cincinnati Bell, Inc. (a)	277	1,058
Cogent Communications Group, Inc.	108	4,180
Consolidated Communications Holdings, Inc.	43	1,017
Frontier Communications Corp.	3,416	18,993
Globalstar, Inc. (a)	1,252	2,441
Hawaiian Telcom Holdco, Inc. (a)	433	9,972
Inteliquent, Inc.	77	1,277
Iridium Communications, Inc. (a)	204	1,646
Level 3 Communications, Inc. (a)	717	37,470

BLACKROCK TOTAL STOCK MARKET INDEX FUND	APRIL 30, 2016	7

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Diversified Telecommunication Services (continued)
Lumos Networks Corp. (a)	813	$10,366
ORBCOMM, Inc. (a)	123	1,219
pdvWireless, Inc. (a)	37	1,494
Straight Path Communications, Inc., Class B (a)	28	1,025
Verizon Communications, Inc.	10,433	531,457
Vonage Holdings Corp. (a)	481	2,246
Windstream Holdings, Inc.	254	2,205
Zayo Group Holdings, Inc. (a)	367	9,527

		1,287,619
Electric Utilities — 1.7%
ALLETE, Inc.	233	13,092
American Electric Power Co., Inc.	1,240	78,740
Avangrid, Inc.	135	5,414
Duke Energy Corp.	1,767	139,204
Edison International	820	57,982
El Paso Electric Co.	72	3,247
Empire District Electric Co.	92	3,098
Entergy Corp.	452	33,981
Eversource Energy	252	14,223
Exelon Corp.	2,338	82,040
FirstEnergy Corp.	1,064	34,676
Great Plains Energy, Inc.	339	10,587
Hawaiian Electric Industries, Inc.	441	14,416
IDACORP, Inc.	190	13,819
ITC Holdings Corp.	379	16,703
MGE Energy, Inc.	70	3,490
NextEra Energy, Inc.	1,133	133,218
OGE Energy Corp.	579	17,133
Otter Tail Corp.	85	2,458
Pinnacle West Capital Corp.	264	19,180
PNM Resources, Inc.	161	5,100
Portland General Electric Co.	203	8,063
PPL Corp.	1,682	63,310
Southern Co.	2,316	116,032
Westar Energy, Inc.	365	18,838
Xcel Energy, Inc.	1,274	50,998

		959,042
Electrical Equipment — 0.6%
Acuity Brands, Inc.	111	27,072
AMETEK, Inc.	608	29,239
AZZ, Inc.	51	2,801
Babcock & Wilcox Enterprises, Inc. (a)	129	2,948
Brady Corp., Class A	121	3,205
Eaton Corp. PLC	1,192	75,418
Emerson Electric Co.	1,706	93,199
Encore Wire Corp.	43	1,645
EnerSys	103	6,012
Franklin Electric Co., Inc.	111	3,506
Generac Holdings, Inc. (a)	168	6,404

Common Stocks	Shares	Value
Electrical Equipment (continued)
General Cable Corp.	127	$1,986
Hubbell, Inc.	153	16,181
II-VI, Inc. (a)	113	2,358
Plug Power, Inc. (a)	499	1,028
PowerSecure International, Inc. (a)	55	1,030
Regal-Beloit Corp.	109	7,022
Rockwell Automation, Inc.	341	38,693
SolarCity Corp. (a)(b)	155	4,700
Thermon Group Holdings, Inc. (a)	64	1,199

		325,646
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	782	43,659
Anixter International, Inc. (a)	70	4,361
Arrow Electronics, Inc. (a)	239	14,842
Avnet, Inc.	313	12,871
AVX Corp.	77	1,018
Badger Meter, Inc.	31	2,211
Belden, Inc.	107	6,756
Benchmark Electronics, Inc. (a)	107	2,078
CDW Corp.	307	11,820
Checkpoint Systems, Inc. (a)	101	1,022
Cognex Corp.	353	12,542
Coherent, Inc. (a)	57	5,324
Corning, Inc.	2,830	52,836
CTS Corp.	64	1,060
Dolby Laboratories, Inc., Class A	116	5,523
DTS, Inc. (a)	46	1,004
Fabrinet (a)	79	2,526
FARO Technologies, Inc. (a)	44	1,278
FEI Co.	101	8,991
Fitbit, Inc., Series A (a)	107	1,953
FLIR Systems, Inc.	344	10,392
GSI Group, Inc. (a)	70	1,019
Ingram Micro, Inc., Class A	489	17,091
Insight Enterprises, Inc. (a)	92	2,273
InvenSense, Inc. (a)	188	1,444
IPG Photonics Corp. (a)	151	13,087
Itron, Inc. (a)	94	3,865
Jabil Circuit, Inc.	476	8,263
Keysight Technologies, Inc. (a)	419	10,928
Knowles Corp. (a)	228	3,048
Littelfuse, Inc.	52	6,057
Mercury Systems, Inc. (a)	90	1,892
Methode Electronics, Inc.	89	2,646
MTS Systems Corp.	34	1,912
National Instruments Corp.	281	7,747
OSI Systems, Inc. (a)	44	2,239
Plexus Corp. (a)	78	3,257
Rofin-Sinar Technologies, Inc. (a)	65	2,092
Rogers Corp. (a)	45	2,581
Sanmina Corp. (a)	173	4,091
ScanSource, Inc. (a)	61	2,482

8	BLACKROCK TOTAL STOCK MARKET INDEX FUND	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components (continued)
SYNNEX Corp.	137	$11,312
Tech Data Corp. (a)	77	5,289
Trimble Navigation Ltd. (a)	694	16,621
TTM Technologies, Inc. (a)	156	1,017
Universal Display Corp. (a)	100	5,831
Vishay Intertechnology, Inc.	314	3,818
Zebra Technologies Corp., Class A (a)	197	12,324

		358,293
Energy Equipment & Services — 1.1%
Archrock, Inc.	180	1,773
Atwood Oceanics, Inc.	136	1,314
Baker Hughes, Inc.	1,113	53,825
Bristow Group, Inc.	83	1,902
CARBO Ceramics, Inc.	74	1,099
Diamond Offshore Drilling, Inc.	148	3,590
Dril-Quip, Inc. (a)	89	5,769
Ensco PLC, Class A	780	9,329
Era Group, Inc. (a)	208	1,982
Exterran Corp. (a)	86	1,316
Fairmount Santrol Holdings, Inc. (a)	238	952
FMC Technologies, Inc. (a)	599	18,264
Forum Energy Technologies, Inc. (a)	140	2,344
Frank’s International NV	75	1,249
Halliburton Co.	2,172	89,725
Helix Energy Solutions Group, Inc. (a)	281	2,425
Helmerich & Payne, Inc.	252	16,662
Hornbeck Offshore Services, Inc. (a)	88	1,033
Matrix Service Co. (a)	58	1,093
McDermott International, Inc. (a)	622	2,824
Nabors Industries Ltd.	1,668	16,346
National Oilwell Varco, Inc.	990	35,680
Newpark Resources, Inc. (a)	222	1,037
Noble Corp. PLC	602	6,760
Oceaneering International, Inc.	246	9,016
Oil States International, Inc. (a)	125	4,330
Parker Drilling Co. (a)	338	1,034
Patterson-UTI Energy, Inc.	367	7,248
PHI, Inc. (a)	609	13,654
Rowan Cos. PLC, Class A	306	5,756
RPC, Inc.	125	1,890
Schlumberger Ltd.	3,600	289,224
SEACOR Holdings, Inc. (a)	31	1,822
Seadrill Ltd. (a)(b)	954	4,560
Superior Energy Services, Inc.	403	6,795
Tesco Corp.	115	1,088
TETRA Technologies, Inc. (a)	195	1,404
Tidewater, Inc.	128	1,121

Common Stocks	Shares	Value
Energy Equipment & Services (continued)
Unit Corp. (a)	134	$1,696
Weatherford International PLC (a)	2,254	18,325

		647,256
Food & Staples Retailing — 1.7%
The Andersons, Inc.	64	2,145
Casey’s General Stores, Inc.	97	10,864
Chefs’ Warehouse, Inc. (a)	53	1,021
Costco Wholesale Corp.	1,128	167,091
CVS Health Corp.	1,368	137,484
Diplomat Pharmacy, Inc. (a)	94	2,847
Ingles Markets, Inc., Class A	28	1,010
Kroger Co.	2,509	88,794
Performance Food Group Co. (a)	39	1,009
PriceSmart, Inc.	48	4,154
Rite Aid Corp. (a)	2,510	20,205
Smart & Final Stores, Inc. (a)	62	987
SpartanNash Co.	92	2,548
Sprouts Farmers Market, Inc. (a)	394	11,060
Supervalu, Inc. (a)	656	3,300
Sysco Corp.	1,514	69,750
United Natural Foods, Inc. (a)	128	4,566
Wal-Mart Stores, Inc.	4,052	270,957
Walgreens Boots Alliance, Inc.	2,205	174,812
Weis Markets, Inc.	23	1,047
Whole Foods Market, Inc.	846	24,602

		1,000,253
Food Products — 1.7%
Archer-Daniels-Midland Co.	1,503	60,030
B&G Foods, Inc.	148	6,099
Blue Buffalo Pet Products, Inc. (a)	92	2,278
Bunge Ltd.	369	23,063
Cal-Maine Foods, Inc.	71	3,604
Calavo Growers, Inc.	36	2,058
Campbell Soup Co.	439	27,091
ConAgra Foods, Inc.	1,091	48,615
Darling International, Inc. (a)	414	5,999
Dean Foods Co.	235	4,049
Flowers Foods, Inc.	438	8,392
Fresh Del Monte Produce, Inc.	82	3,547
General Mills, Inc.	1,523	93,421
Hain Celestial Group, Inc. (a)	261	10,925
Hershey Co.	373	34,730
Hormel Foods Corp.	678	26,137
Ingredion, Inc.	177	20,371
J&J Snack Foods Corp.	34	3,438
J.M. Smucker Co.	304	38,602
John B Sanfilippo & Son, Inc.	18	996
Kellogg Co.	638	49,005
Kraft Heinz Co.	1,517	118,432
Lancaster Colony Corp.	44	5,126
McCormick & Co., Inc.	322	30,197

BLACKROCK TOTAL STOCK MARKET INDEX FUND	APRIL 30, 2016	9

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Food Products (continued)
Mead Johnson Nutrition Co.	477	$41,571
Mondelez International, Inc., Class A	4,163	178,843
Omega Protein Corp. (a)	54	1,004
Pilgrim’s Pride Corp. (a)	151	4,063
Pinnacle Foods, Inc.	358	15,247
Post Holdings, Inc. (a)	155	11,135
Sanderson Farms, Inc.	54	4,954
Seneca Foods Corp., Class A (a)	327	10,657
Snyders-Lance, Inc.	169	5,403
Tootsie Roll Industries, Inc.	37	1,319
TreeHouse Foods, Inc. (a)	141	12,464
Tyson Foods, Inc., Class A	748	49,233
WhiteWave Foods Co. (a)	440	17,692

		979,790
Gas Utilities — 0.2%
AGL Resources, Inc.	303	19,956
Atmos Energy Corp.	253	18,355
Chesapeake Utilities Corp.	36	2,143
National Fuel Gas Co.	219	12,155
New Jersey Resources Corp.	213	7,600
Northwest Natural Gas Co.	67	3,453
ONE Gas, Inc.	121	7,075
Piedmont Natural Gas Co., Inc.	198	11,840
Questar Corp.	446	11,181
South Jersey Industries, Inc.	174	4,856
Southwest Gas Corp.	118	7,659
Spire, Inc.	59	3,774
UGI Corp.	450	18,108
WGL Holdings, Inc.	126	8,554

		136,709
Health Care Equipment & Supplies — 2.4%
Abaxis, Inc.	55	2,493
Abbott Laboratories	3,809	148,170
ABIOMED, Inc. (a)	104	10,103
Accuray, Inc. (a)	203	1,088
Alere, Inc. (a)	216	8,424
Align Technology, Inc. (a)	238	17,181
Analogic Corp.	25	1,975
Anika Therapeutics, Inc. (a)	31	1,415
AtriCure, Inc. (a)	70	1,113
Atrion Corp.	3	1,192
Baxter International, Inc.	1,379	60,979
Becton Dickinson & Co.	530	85,468
Boston Scientific Corp. (a)	3,409	74,725
C.R. Bard, Inc.	185	39,251
Cantel Medical Corp.	76	5,091
Cardiovascular Systems, Inc. (a)	96	1,342
Cerus Corp. (a)	232	1,452
CONMED Corp.	60	2,485
Cooper Cos., Inc.	121	18,523

Common Stocks	Shares	Value
Health Care Equipment & Supplies (continued)
CryoLife, Inc.	938	$11,631
Cutera, Inc. (a)	240	2,798
Cynosure, Inc., Class A (a)	52	2,545
DENTSPLY SIRONA, Inc.	603	35,939
DexCom, Inc. (a)	212	13,649
Edwards Lifesciences Corp. (a)	547	58,097
Endologix, Inc. (a)	191	2,141
Exactech, Inc. (a)	546	12,416
Globus Medical, Inc., Class A (a)	157	3,931
Greatbatch, Inc. (a)	58	2,018
Haemonetics Corp. (a)	119	3,859
Halyard Health, Inc. (a)	126	3,548
HeartWare International, Inc. (a)	48	1,601
Hill-Rom Holdings, Inc.	134	6,479
Hologic, Inc. (a)	622	20,893
ICU Medical, Inc. (a)	29	2,881
IDEXX Laboratories, Inc. (a)	232	19,569
Inogen, Inc. (a)	34	1,661
Insulet Corp. (a)	139	4,629
Integra LifeSciences Holdings Corp. (a)	60	4,249
Intuitive Surgical, Inc. (a)	93	58,251
Invacare Corp.	93	1,045
K2M Group Holdings, Inc. (a)	62	1,008
LDR Holding Corp. (a)	64	1,725
LeMaitre Vascular, Inc.	725	12,021
LivaNova PLC (a)	109	5,748
Masimo Corp. (a)	92	3,988
Medtronic PLC	3,644	288,423
Meridian Bioscience, Inc.	80	1,529
Merit Medical Systems, Inc. (a)	94	1,904
Natus Medical, Inc. (a)	70	2,231
Neogen Corp. (a)	93	4,393
Nevro Corp. (a)	39	2,623
NuVasive, Inc. (a)	119	6,300
NxStage Medical, Inc. (a)	151	2,434
OraSure Technologies, Inc. (a)	139	998
Orthofix International NV (a)	39	1,707
Quidel Corp. (a)	62	1,073
ResMed, Inc.	352	19,642
Rockwell Medical, Inc. (a)	134	1,240
Spectranetics Corp. (a)	111	1,887
St. Jude Medical, Inc.	714	54,407
STERIS PLC	213	15,053
Stryker Corp.	859	93,640
SurModics, Inc. (a)	136	2,736
Teleflex, Inc.	99	15,422
Utah Medical Products, Inc.	164	10,972
Varian Medical Systems, Inc. (a)	246	19,970
Vascular Solutions, Inc. (a)	31	1,083
West Pharmaceutical Services, Inc.	172	12,246
Wright Medical Group NV (a)	235	4,413
Zeltiq Aesthetics, Inc. (a)	77	2,302

10	BLACKROCK TOTAL STOCK MARKET INDEX FUND	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings, Inc.	431	$49,897

		1,399,315
Health Care Providers & Services — 2.5%
Acadia Healthcare Co., Inc. (a)	231	14,597
Adeptus Health, Inc., Class A (a)	15	1,022
Aetna, Inc.	891	100,033
Air Methods Corp. (a)	92	3,402
Amedisys, Inc. (a)	65	3,347
AmerisourceBergen Corp.	529	45,018
AMN Healthcare Services, Inc. (a)	112	3,977
Amsurg Corp. (a)	134	10,851
Anthem, Inc.	671	94,457
BioTelemetry, Inc. (a)	66	1,038
Brookdale Senior Living, Inc. (a)	477	8,805
Capital Senior Living Corp. (a)	76	1,525
Cardinal Health, Inc.	845	66,299
Centene Corp. (a)	424	26,271
Chemed Corp.	40	5,191
Cigna Corp.	656	90,882
Community Health Systems, Inc. (a)	296	5,648
Corvel Corp. (a)	23	1,040
Cross Country Healthcare, Inc. (a)	81	1,007
DaVita HealthCare Partners, Inc. (a)	449	33,181
Ensign Group, Inc.	117	2,639
Envision Healthcare Holdings, Inc. (a)	649	14,687
ExamWorks Group, Inc. (a)	104	3,749
Express Scripts Holding Co. (a)	1,623	119,664
HCA Holdings, Inc. (a)	386	31,119
HealthEquity, Inc. (a)	85	2,138
HealthSouth Corp.	399	16,543
Healthways, Inc. (a)	84	979
Henry Schein, Inc. (a)	210	35,427
HMS Holdings Corp. (a)	203	3,429
Humana, Inc.	381	67,464
Kindred Healthcare, Inc.	210	3,100
Laboratory Corp. of America Holdings (a)	254	31,831
LHC Group, Inc. (a)	26	1,049
LifePoint Hospitals, Inc. (a)	106	7,161
McKesson Corp.	594	99,685
MEDNAX, Inc. (a)	234	16,682
Molina Healthcare, Inc. (a)	97	5,021
National Healthcare Corp.	22	1,418
Owens & Minor, Inc.	137	4,985
Patterson Cos., Inc.	195	8,453
PharMerica Corp. (a)	69	1,631
Premier, Inc., Class A (a)	94	3,178
Providence Service Corp. (a)	29	1,445
Quest Diagnostics, Inc.	362	27,212

Common Stocks	Shares	Value
Health Care Providers & Services (continued)
Select Medical Holdings Corp. (a)	238	$3,184
Surgical Care Affiliates, Inc. (a)	50	2,417
Team Health Holdings, Inc. (a)	181	7,571
Tenet Healthcare Corp. (a)	252	7,986
Triple-S Management Corp., Class B (a)	47	1,224
U.S. Physical Therapy, Inc.	25	1,246
UnitedHealth Group, Inc.	2,435	320,641
Universal American Corp.	133	989
Universal Health Services, Inc., Class B	231	30,880
VCA, Inc. (a)	274	17,254
WellCare Health Plans, Inc. (a)	111	9,989

		1,431,661
Health Care Technology — 0.2%
athenahealth, Inc. (a)	115	15,329
Cerner Corp. (a)	768	43,116
Computer Programs & Systems, Inc.	27	1,386
HealthStream, Inc. (a)	55	1,244
IMS Health Holdings, Inc. (a)	339	9,031
Inovalon Holdings, Inc., Class A (a)	71	1,214
Medidata Solutions, Inc. (a)	140	6,108
Omnicell, Inc. (a)	85	2,708
Quality Systems, Inc.	120	1,690
Veeva Systems, Inc., Class A (a)	176	4,842

		86,668
Hotels, Restaurants & Leisure — 2.0%
Aramark	483	16,185
Belmond Ltd., Class A (a)	220	2,015
Biglari Holdings, Inc. (a)	4	1,496
BJ’s Restaurants, Inc. (a)	51	2,275
Bloomin’ Brands, Inc.	287	5,367
Bob Evans Farms, Inc.	45	2,049
Boyd Gaming Corp. (a)	193	3,598
Brinker International, Inc.	140	6,485
Buffalo Wild Wings, Inc. (a)	47	6,282
Caesars Entertainment Corp. (a)	144	984
Carnival Corp.	507	24,868
Carrols Restaurant Group, Inc. (a)	73	1,015
Cheesecake Factory, Inc.	115	5,866
Chipotle Mexican Grill, Inc. (a)	80	33,678
Choice Hotels International, Inc.	77	3,901
Churchill Downs, Inc.	28	3,757
Chuy’s Holdings, Inc. (a)	35	1,069
ClubCorp Holdings, Inc.	123	1,642
Cracker Barrel Old Country Store, Inc.	46	6,735
Darden Restaurants, Inc.	318	19,795
Dave & Buster’s Entertainment, Inc. (a)	46	1,780

BLACKROCK TOTAL STOCK MARKET INDEX FUND	APRIL 30, 2016	11

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure (continued)
Denny’s Corp. (a)	160	$1,582
Diamond Resorts International, Inc. (a)	96	2,036
DineEquity, Inc.	39	3,354
Domino’s Pizza, Inc.	124	14,989
Dunkin’ Brands Group, Inc.	319	14,834
Extended Stay America, Inc.	141	2,207
Fiesta Restaurant Group, Inc. (a)	66	2,119
Hilton Worldwide Holdings, Inc.	1,320	29,106
Hyatt Hotels Corp., Class A (a)	66	3,160
International Game Technology PLC	252	4,370
International Speedway Corp., Class A	63	2,110
Interval Leisure Group, Inc.	288	4,067
Jack in the Box, Inc.	86	5,809
Krispy Kreme Doughnuts, Inc. (a)	158	2,751
La Quinta Holdings, Inc. (a)	226	2,886
Las Vegas Sands Corp.	932	42,080
Marcus Corp.	514	9,946
Marriott International, Inc., Class A	490	34,344
Marriott Vacations Worldwide Corp.	53	3,320
McDonald’s Corp.	2,261	285,994
MGM Resorts International (a)	1,139	24,261
Monarch Casino & Resort, Inc. (a)	499	9,481
Norwegian Cruise Line Holdings Ltd. (a)	335	16,378
Panera Bread Co., Class A (a)	73	15,658
Papa John’s International, Inc.	67	3,792
Penn National Gaming, Inc. (a)	179	2,887
Popeyes Louisiana Kitchen, Inc. (a)	57	3,064
Red Robin Gourmet Burgers, Inc. (a)	34	2,205
Royal Caribbean Cruises Ltd.	438	33,901
Ruth’s Hospitality Group, Inc.	65	1,032
Ryman Hospitality Properties, Inc.	107	5,514
Scientific Games Corp., Class A (a)	151	1,498
SeaWorld Entertainment, Inc.	166	3,308
Six Flags Entertainment Corp.	179	10,749
Sonic Corp.	117	4,021
Starbucks Corp.	3,842	216,036
Starwood Hotels & Resorts Worldwide, Inc.	432	35,372
Texas Roadhouse, Inc.	324	13,193
Vail Resorts, Inc.	92	11,927
Wendy’s Co.	495	5,376
Wyndham Worldwide Corp.	271	19,227
Wynn Resorts Ltd.	207	18,278
Yum! Brands, Inc.	1,046	83,220
Zoe’s Kitchen, Inc. (a)	47	1,762

		1,164,046

Common Stocks	Shares	Value
Household Durables — 0.6%
Beazer Homes USA, Inc. (a)	122	$1,003
CalAtlantic Group, Inc.	192	6,215
Cavco Industries, Inc. (a)	21	1,841
CSS Industries, Inc.	356	9,954
D.R. Horton, Inc.	829	24,920
Ethan Allen Interiors, Inc.	51	1,736
Garmin Ltd.	295	12,576
GoPro, Inc., Class A (a)	238	3,008
Harman International Industries, Inc.	189	14,508
Helen of Troy Ltd. (a)	135	13,437
Hooker Furniture Corp.	333	8,258
Installed Building Products, Inc. (a)	45	1,196
iRobot Corp. (a)	65	2,430
KB Home	175	2,375
La-Z-Boy, Inc.	112	2,897
Leggett & Platt, Inc.	333	16,414
Lennar Corp., Class A	417	18,894
Lennar Corp., Class B	50	1,798
Libbey, Inc.	55	1,023
Lifetime Brands, Inc.	222	3,834
M/I Homes, Inc. (a)	54	1,085
MDC Holdings, Inc.	105	2,584
Meritage Homes Corp. (a)	96	3,267
Mohawk Industries, Inc. (a)	156	30,050
NACCO Industries, Inc., Class A	201	11,964
Newell Brands Inc.	1,148	52,280
NVR, Inc. (a)	10	16,613
PulteGroup, Inc.	969	17,820
Taylor Morrison Home Corp., Class A (a)	76	1,094
Tempur Sealy International, Inc. (a)	150	9,100
Toll Brothers, Inc. (a)	445	12,148
TopBuild Corp. (a)	98	3,060
TRI Pointe Homes, Inc. (a)	419	4,860
Tupperware Brands Corp.	123	7,143
Universal Electronics, Inc. (a)	27	1,793
Whirlpool Corp.	198	34,480
William Lyon Homes, Class A (a)	69	973

		358,631
Household Products — 1.6%
Central Garden and Pet Co., Class A (a)	88	1,433
Church & Dwight Co., Inc.	329	30,498
Clorox Co.	331	41,451
Colgate-Palmolive Co.	2,314	164,109
Energizer Holdings, Inc.	153	6,654
HRG Group, Inc. (a)	189	2,722
Kimberly-Clark Corp.	918	114,924
Orchids Paper Products Co.	354	10,857
Procter & Gamble Co.	6,948	556,674
Spectrum Brands Holdings, Inc.	61	6,930

12	BLACKROCK TOTAL STOCK MARKET INDEX FUND	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Household Products (continued)
WD-40 Co.	30	$3,069

		939,321
Independent Power and Renewable Electricity Producers — 0.1%
Abengoa Yield PLC	138	2,488
AES Corp.	1,734	19,351
Atlantic Power Corp.	388	1,032
Calpine Corp. (a)	1,128	17,800
Dynegy, Inc. (a)	323	5,695
NRG Energy, Inc.	850	12,835
NRG Yield, Inc., Class A	157	2,375
NRG Yield, Inc., Class C	97	1,569
Ormat Technologies, Inc.	84	3,646
Pattern Energy Group, Inc.	148	3,108
Talen Energy Corp. (a)	217	2,530
TerraForm Power, Inc., Class A (a)	160	1,709

		74,138
Industrial Conglomerates — 2.1%
3M Co.	1,621	271,323
BWX Technologies, Inc.	255	8,514
Carlisle Cos., Inc.	179	18,240
Danaher Corp.	1,520	147,060
General Electric Co.	24,071	740,183
Raven Industries, Inc.	88	1,416
Roper Technologies, Inc.	255	44,903
Seaboard Corp. (a)	1	3,003
Standex International Corp.	27	2,071

		1,236,713
Insurance — 2.8%
Aflac, Inc.	1,104	76,143
Alleghany Corp. (a)	41	21,372
Allied World Assurance Co. Holdings AG	406	14,445
Allstate Corp.	997	64,855
American Equity Investment Life Holding Co.	191	2,674
American Financial Group, Inc.	166	11,472
American International Group, Inc.	2,933	163,720
American National Insurance Co.	9	1,045
AMERISAFE, Inc.	45	2,425
AmTrust Financial Services, Inc.	198	4,920
Aon PLC	715	75,161
Arch Capital Group Ltd. (a)	324	22,839
Argo Group International Holdings Ltd.	70	3,848
Arthur J Gallagher & Co.	417	19,199
Aspen Insurance Holdings Ltd.	279	12,932
Assurant, Inc.	157	13,277
Assured Guaranty Ltd.	344	8,899
Axis Capital Holdings Ltd.	288	15,342
Brown & Brown, Inc.	276	9,690

Common Stocks	Shares	Value
Insurance (continued)
Chubb Ltd.	1,194	$140,725
Cincinnati Financial Corp.	418	27,592
CNA Financial Corp.	72	2,275
CNO Financial Group, Inc.	415	7,624
Employers Holdings, Inc.	78	2,317
Endurance Specialty Holdings Ltd.	221	14,140
Enstar Group Ltd. (a)	23	3,644
Erie Indemnity Co., Class A	63	5,947
Everest Re Group Ltd.	115	21,263
First American Financial Corp.	270	9,725
FNF Group	360	11,484
Genworth Financial, Inc., Class A (a)	580	1,989
Greenlight Capital Re Ltd. (a)	98	2,110
Hanover Insurance Group, Inc.	109	9,348
Hartford Financial Services Group, Inc.	1,011	44,868
Hilltop Holdings, Inc. (a)	173	3,436
Independence Holding Co.	832	12,788
Kemper Corp.	111	3,437
Lincoln National Corp.	605	26,287
Loews Corp.	717	28,451
Maiden Holdings Ltd.	113	1,382
Markel Corp. (a)	36	32,368
Marsh & McLennan Cos., Inc.	1,365	86,200
MetLife, Inc.	2,399	108,195
National General Holdings Corp.	85	1,716
Navigators Group, Inc. (a)	23	1,900
Old Republic International Corp.	810	14,977
Primerica, Inc.	105	5,204
Principal Financial Group, Inc.	749	31,967
ProAssurance Corp.	132	6,300
Progressive Corp.	1,501	48,933
Prudential Financial, Inc.	1,155	89,674
Reinsurance Group of America, Inc.	157	14,950
RenaissanceRe Holdings Ltd.	110	12,200
Safety Insurance Group, Inc.	39	2,208
Selective Insurance Group, Inc.	136	4,721
State Auto Financial Corp.	52	1,066
Third Point Reinsurance Ltd. (a)	242	2,754
Torchmark Corp.	304	17,599
Travelers Cos., Inc.	757	83,194
United Fire Group, Inc.	48	2,151
Universal Insurance Holdings, Inc.	75	1,321
Unum Group	630	21,552
Validus Holdings Ltd.	303	13,965
W.R. Berkley Corp.	244	13,664
White Mountains Insurance Group Ltd.	19	15,770
XL Group PLC	791	25,889

		1,585,528

BLACKROCK TOTAL STOCK MARKET INDEX FUND	APRIL 30, 2016	13

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Internet & Catalog Retail — 1.8%
Amazon.com, Inc. (a)	976	$643,760
Expedia, Inc.	298	34,499
FTD Cos., Inc. (a)	44	1,224
Groupon, Inc. (a)	1,080	3,910
HSN, Inc.	82	4,348
Lands’ End, Inc. (a)	41	997
Liberty Interactive Corp QVC Group, Series A (a)	1,228	32,174
Liberty TripAdvisor Holdings, Inc., Series A (a)	190	4,191
Liberty Ventures, Series A (a)	390	15,600
Netflix, Inc. (a)	1,085	97,683
Nutrisystem, Inc.	68	1,497
Priceline Group, Inc. (a)	133	178,707
Shutterfly, Inc. (a)	83	3,816
TripAdvisor, Inc. (a)	284	18,344
Wayfair, Inc., Class A (a)	47	1,774

		1,042,524
Internet Software & Services — 3.7%
Akamai Technologies, Inc. (a)	454	23,149
Alphabet, Inc., Class A (a)	738	522,415
Alphabet, Inc., Class C (a)	753	521,837
Angie’s List, Inc. (a)	117	1,024
Bankrate, Inc. (a)	152	1,389
Benefitfocus, Inc. (a)	27	1,023
Chegg, Inc. (a)	222	1,008
Cimpress NV (a)	78	6,854
ComScore, Inc. (a)	123	3,766
Cornerstone OnDemand, Inc. (a)	131	4,500
CoStar Group, Inc. (a)	91	17,955
Cvent, Inc. (a)	57	2,015
Demandware, Inc. (a)	84	3,871
EarthLink Holdings Corp.	245	1,423
eBay, Inc. (a)	2,907	71,018
Endurance International Group Holdings, Inc. (a)	141	1,510
Envestnet, Inc. (a)	97	3,044
Facebook, Inc., Class A (a)	5,540	651,393
Global Eagle Entertainment, Inc. (a)	128	1,025
GoDaddy, Inc., Class A (a)	52	1,579
Gogo, Inc. (a)	144	1,525
GrubHub, Inc. (a)	189	4,956
IAC/InterActiveCorp	294	13,624
IntraLinks Holdings, Inc. (a)	114	1,016
j2 Global, Inc.	177	11,243
LendingClub Corp. (a)	173	1,367
LinkedIn Corp., Class A (a)	280	35,087
LivePerson, Inc. (a)	166	1,004
LogMeIn, Inc. (a)	58	3,463
Marketo, Inc. (a)	92	2,023
Match Group, Inc. (a)	89	1,015

Common Stocks	Shares	Value
Internet Software & Services (continued)
Monster Worldwide, Inc. (a)	312	$998
NIC, Inc.	138	2,444
Pandora Media, Inc. (a)	554	5,501
Perficient, Inc. (a)	75	1,566
Q2 Holdings, Inc. (a)	43	1,028
Quotient Technology, Inc. (a)	149	1,731
Rackspace Hosting, Inc. (a)	294	6,724
SciQuest, Inc. (a)	76	1,050
Shutterstock, Inc. (a)	45	1,846
SPS Commerce, Inc. (a)	43	2,190
Stamps.com, Inc. (a)	33	2,718
Textura Corp. (a)	48	1,267
TrueCar, Inc. (a)	162	1,108
Twitter, Inc. (a)	1,454	21,258
VeriSign, Inc. (a)	244	21,082
Web.com Group, Inc. (a)	100	1,999
WebMD Health Corp. (a)	91	5,709
Wix.com Ltd. (a)	45	1,112
XO Group, Inc. (a)	56	989
Yahoo!, Inc. (a)	2,401	87,877
Yelp, Inc. (a)	166	3,486
Zillow Group, Inc., Class A (a)(b)	36	901
Zillow Group, Inc., Class C (a)(b)	578	13,895

		2,106,600
IT Services — 3.0%
Accenture PLC, Class A	1,607	181,462
Acxiom Corp. (a)	187	4,108
Alliance Data Systems Corp. (a)	158	32,123
Amdocs Ltd.	392	22,164
Automatic Data Processing, Inc.	1,202	106,305
Black Knight Financial Services, Inc., Class A (a)	49	1,567
Blackhawk Network Holdings, Inc. (a)	126	4,048
Booz Allen Hamilton Holding Corp.	238	6,562
Broadridge Financial Solutions, Inc.	299	17,892
CACI International, Inc., Class A (a)	58	5,577
Cardtronics, Inc. (a)	104	4,100
Cass Information Systems, Inc.	24	1,187
Cognizant Technology Solutions Corp., Class A (a)	1,563	91,232
Computer Sciences Corp.	487	16,134
Convergys Corp.	230	6,095
CoreLogic, Inc. (a)	223	7,912
CSG Systems International, Inc.	71	3,151
CSRA, Inc.	522	13,551
DST Systems, Inc.	83	10,016
EPAM Systems, Inc. (a)	120	8,752
Euronet Worldwide, Inc. (a)	129	9,946
EVERTEC, Inc.	156	2,101
ExlService Holdings, Inc. (a)	76	3,678

14	BLACKROCK TOTAL STOCK MARKET INDEX FUND	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
IT Services (continued)
Fidelity National Information Services, Inc.	723	$47,573
First Data Corp., Class A (a)	461	5,251
Fiserv, Inc. (a)	565	55,212
FleetCor Technologies, Inc. (a)	234	36,195
Gartner, Inc. (a)	209	18,219
Genpact Ltd. (a)	540	15,061
Global Payments, Inc.	395	28,511
International Business Machines Corp.	2,326	339,457
Jack Henry & Associates, Inc.	202	16,368
Leidos Holdings, Inc.	168	8,335
Luxoft Holding, Inc. (a)	45	2,602
Mantech International Corp., Class A	56	1,893
Mastercard, Inc., Class A	1,234	119,686
MAXIMUS, Inc.	166	8,781
Paychex, Inc.	827	43,103
PayPal Holdings, Inc. (a)	3,108	121,771
Sabre Corp.	282	8,164
Science Applications International Corp.	110	5,840
Square, Inc., Class A (a)	80	1,191
Syntel, Inc. (a)	71	3,020
Teradata Corp. (a)	343	8,678
Total System Services, Inc.	417	21,325
Travelport Worldwide Ltd.	246	3,432
Unisys Corp. (a)	158	1,218
Vantiv, Inc., Class A (a)	360	19,634
VeriFone Systems, Inc. (a)	283	8,054
Virtusa Corp. (a)	71	2,523
Visa, Inc., Class A	2,337	180,510
Western Union Co.	1,293	25,860
WEX, Inc. (a)	98	9,260
Xerox Corp.	2,539	24,374

		1,750,764
Leisure Products — 0.2%
Brunswick Corp.	232	11,143
Callaway Golf Co.	210	1,961
Hasbro, Inc.	287	24,292
Malibu Boats, Inc. (a)	58	1,021
Mattel, Inc.	867	26,955
Nautilus, Inc. (a)	73	1,288
Polaris Industries, Inc.	168	16,444
Smith & Wesson Holding Corp. (a)	112	2,445
Sturm Ruger & Co., Inc.	45	2,881
Vista Outdoor, Inc. (a)	162	7,773

		96,203
Life Sciences Tools & Services — 0.7%
Accelerate Diagnostics, Inc. (a)	80	1,004
Agilent Technologies, Inc.	840	34,373

Common Stocks	Shares	Value
Life Sciences Tools & Services (continued)
Albany Molecular Research, Inc. (a)	66	$993
Bio-Rad Laboratories, Inc., Class A (a)	47	6,667
Bio-Techne Corp.	89	8,293
Bruker Corp.	265	7,500
Cambrex Corp. (a)	77	3,714
Charles River Laboratories International, Inc. (a)	118	9,354
Fluidigm Corp. (a)	106	1,015
Illumina, Inc. (a)	368	49,676
INC Research Holdings, Inc., Class A (a)	26	1,251
Luminex Corp. (a)	87	1,749
Mettler-Toledo International, Inc. (a)	69	24,699
NeoGenomics, Inc. (a)	130	1,058
Pacific Biosciences of California, Inc. (a)	174	1,679
PAREXEL International Corp. (a)	136	8,310
PerkinElmer, Inc.	331	16,689
PRA Health Sciences, Inc. (a)	44	2,088
QIAGEN NV (a)	615	13,813
Quintiles Transnational Holdings, Inc. (a)	195	13,469
Thermo Fisher Scientific, Inc.	1,014	146,269
VWR Corp. (a)	44	1,172
Waters Corp. (a)	205	26,683

		381,518
Machinery — 1.6%
Actuant Corp., Class A	135	3,606
AGCO Corp.	178	9,518
Alamo Group, Inc.	18	1,016
Albany International Corp., Class A	69	2,780
Altra Industrial Motion Corp.	50	1,435
American Railcar Industries, Inc.	24	984
Astec Industries, Inc.	45	2,178
Barnes Group, Inc.	118	3,834
Briggs & Stratton Corp.	95	2,011
Caterpillar, Inc.	1,549	120,388
Chart Industries, Inc. (a)	80	2,059
CIRCOR International, Inc.	39	2,202
CLARCOR, Inc.	118	6,935
Colfax Corp. (a)	254	8,237
Crane Co.	110	6,113
Cummins, Inc.	435	50,908
Deere & Co.	811	68,213
Donaldson Co., Inc.	331	10,817
Douglas Dynamics, Inc.	44	1,008
Dover Corp.	396	26,017
EnPro Industries, Inc.	53	3,105
ESCO Technologies, Inc.	56	2,155
Federal Signal Corp.	133	1,821

BLACKROCK TOTAL STOCK MARKET INDEX FUND	APRIL 30, 2016	15

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Machinery (continued)
Flowserve Corp.	366	$17,864
FreightCar America, Inc.	73	1,252
Global Brass & Copper Holdings, Inc.	37	1,003
Gorman-Rupp Co.	39	1,103
Graco, Inc.	131	10,269
Greenbrier Cos., Inc.	60	1,799
Harsco Corp.	205	1,453
Hurco Cos., Inc.	365	11,819
Hyster-Yale Materials Handling, Inc.	16	980
IDEX Corp.	213	17,445
Illinois Tool Works, Inc.	759	79,331
Ingersoll-Rand PLC	669	43,846
ITT Corp.	222	8,518
John Bean Technologies Corp.	64	3,337
Joy Global, Inc.	267	5,687
Kennametal, Inc.	203	4,746
Lincoln Electric Holdings, Inc.	245	15,354
Lindsay Corp.	25	1,912
Lydall, Inc. (a)	31	1,141
Manitowoc Co., Inc.	356	2,029
Manitowoc Foodservice, Inc. (a)	318	4,773
Meritor, Inc. (a)	209	1,777
Middleby Corp. (a)	172	18,858
Mueller Industries, Inc.	129	4,071
Mueller Water Products, Inc., Series A	350	3,763
Navistar International Corp. (a)	138	2,082
NN, Inc.	65	978
Nordson Corp.	139	10,666
Oshkosh Corp.	176	8,598
PACCAR, Inc.	904	53,255
Parker Hannifin Corp.	350	40,607
Pentair PLC	454	26,368
Proto Labs, Inc. (a)	53	3,171
RBC Bearings, Inc. (a)	50	3,665
Rexnord Corp. (a)	243	5,297
Snap-on, Inc.	144	22,936
SPX Corp.	436	7,020
SPX FLOW, Inc. (a)	91	2,726
Stanley Black & Decker, Inc.	388	43,425
Sun Hydraulics Corp.	53	1,875
Tennant Co.	43	2,297
Terex Corp.	269	6,426
Timken Co.	172	6,128
Titan International, Inc.	151	1,001
Toro Co.	130	11,239
TriMas Corp. (a)	103	1,864
Trinity Industries, Inc.	382	7,453
Valmont Industries, Inc.	56	7,861
Wabash National Corp. (a)	156	2,223
WABCO Holdings, Inc. (a)	158	17,721

Common Stocks	Shares	Value
Machinery (continued)
Wabtec Corp.	242	$20,069
Watts Water Technologies, Inc., Class A	62	3,464
Woodward, Inc.	148	8,023
Xylem, Inc.	437	18,258

		948,166
Marine — 0.0%
Kirby Corp. (a)	128	8,169
Matson, Inc.	89	3,460

		11,629
Media — 3.2%
AMC Entertainment Holdings, Inc., Class A	39	1,099
AMC Networks, Inc., Class A (a)	152	9,915
Cable One, Inc.	9	4,131
Cablevision Systems Corp., New York Group, Class A	509	16,996
Carmike Cinemas, Inc. (a)	57	1,709
CBS Corp., Class B	1,177	65,806
Charter Communications, Inc., Class A (a)	193	40,962
Cinemark Holdings, Inc.	288	9,979
Comcast Corp., Class A	6,418	389,958
Daily Journal Corp. (a)	50	9,820
Discovery Communications, Inc., Class A (a)	361	9,859
Discovery Communications, Inc., Class C (a)	677	18,130
DISH Network Corp., Class A (a)	560	27,602
DreamWorks Animation SKG, Inc., Class A (a)	193	7,705
Entravision Communications Corp., Class A	141	1,121
Eros International PLC (a)	78	1,044
EW Scripps Co. (a)	148	2,247
Gannett Co., Inc.	276	4,651
Gray Television, Inc. (a)	138	1,773
IMAX Corp. (a)	155	4,960
Interpublic Group of Cos., Inc.	1,045	23,972
John Wiley & Sons, Inc., Class A	95	4,711
Liberty Braves Group, Class A (a)	5	78
Liberty Braves Group, Class C (a)	36	537
Liberty Broadband Corp., Class C (a)	274	15,686
Liberty Media Group, Class A (a)	68	1,244
Liberty Media Group, Class C (a)	147	2,646
Liberty SiriusXM Group, Class A (a)	193	6,325
Liberty SiriusXM Group, Class C (a)	591	18,924
Lions Gate Entertainment Corp.	245	5,439
Live Nation Entertainment, Inc. (a)	370	7,948

16	BLACKROCK TOTAL STOCK MARKET INDEX FUND	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Media (continued)
Madison Square Garden Co., Class A (a)	47	$7,378
MDC Partners, Inc., Class A	115	2,328
Media General, Inc. (a)	241	4,177
Meredith Corp.	77	3,951
MSG Networks, Inc., Class A (a)	140	2,393
National CineMedia, Inc.	142	2,016
New Media Investment Group, Inc.	87	1,396
New York Times Co., Class A	285	3,654
News Corp., Class A	943	11,712
News Corp., Class B	323	4,186
Nexstar Broadcasting Group, Inc., Class A	78	4,004
Omnicom Group, Inc.	622	51,607
Regal Entertainment Group, Class A	196	4,087
Scholastic Corp.	50	1,819
Scripps Networks Interactive, Inc., Class A	230	14,340
Sinclair Broadcast Group, Inc., Class A	164	5,259
Sirius XM Holdings, Inc. (a)	5,453	21,539
Starz, Class A (a)	213	5,796
TEGNA, Inc.	562	13,128
Thomson Reuters Corp.	854	35,125
Time Warner Cable, Inc.	724	153,568
Time Warner, Inc.	2,111	158,621
Time, Inc.	275	4,042
Tribune Media Co., Class A	208	8,018
Twenty-First Century Fox, Inc., Class A	2,695	81,551
Twenty-First Century Fox, Inc., Class B	1,396	42,048
Viacom, Inc., Class A	22	966
Viacom, Inc., Class B	889	36,360
Walt Disney Co.	4,349	449,078
World Wrestling Entertainment, Inc.	60	998

		1,852,122
Metals & Mining — 0.5%
Alcoa, Inc.	3,351	37,431
Allegheny Technologies, Inc.	287	4,690
Carpenter Technology Corp.	111	3,931
Century Aluminum Co. (a)	132	1,164
Cliffs Natural Resources, Inc. (a)	471	2,482
Coeur Mining, Inc. (a)	363	2,940
Commercial Metals Co.	267	4,785
Compass Minerals International, Inc.	82	6,147
Ferroglobe PLC	174	1,773
Freeport-McMoRan, Inc.	3,220	45,080
Haynes International, Inc.	27	1,013

Common Stocks	Shares	Value
Metals & Mining (continued)
Hecla Mining Co.	942	$4,060
Materion Corp.	44	1,276
Newmont Mining Corp.	1,350	47,209
Nucor Corp.	811	40,372
Reliance Steel & Aluminum Co.	237	17,531
Royal Gold, Inc.	162	10,144
Schnitzer Steel Industries, Inc., Class A	75	1,547
Southern Copper Corp.	347	10,295
Steel Dynamics, Inc.	769	19,386
Stillwater Mining Co. (a)	304	3,709
SunCoke Energy, Inc.	162	1,204
Tahoe Resources, Inc.	576	8,139
TimkenSteel Corp.	115	1,465
U.S. Silica Holdings, Inc.	159	4,062
United States Steel Corp.	385	7,357
Worthington Industries, Inc.	103	3,888

		293,080
Multi-Utilities — 1.1%
Alliant Energy Corp.	270	19,040
Ameren Corp.	594	28,512
Avista Corp.	120	4,808
Black Hills Corp.	124	7,513
CenterPoint Energy, Inc.	1,103	23,659
CMS Energy Corp.	682	27,744
Consolidated Edison, Inc.	738	55,055
Dominion Resources, Inc.	1,517	108,420
DTE Energy Co.	450	40,122
MDU Resources Group, Inc.	497	9,970
NiSource, Inc.	792	17,986
NorthWestern Corp.	215	12,221
PG&E Corp.	1,218	70,888
Public Service Enterprise Group, Inc.	1,272	58,677
SCANA Corp.	345	23,698
Sempra Energy	638	65,937
TECO Energy, Inc.	606	16,829
Vectren Corp.	203	9,917
WEC Energy Group, Inc.	797	46,393

		647,389
Multiline Retail — 0.6%
Big Lots, Inc.	123	5,641
Burlington Stores, Inc. (a)	182	10,369
Dillard’s, Inc., Class A	53	3,734
Dollar General Corp.	733	60,040
Dollar Tree, Inc. (a)	590	47,029
Fred’s, Inc., Class A	96	1,408
JC Penney Co., Inc. (a)	786	7,294
Kohl’s Corp.	488	21,619
Macy’s, Inc.	804	31,830
Nordstrom, Inc.	332	16,975

BLACKROCK TOTAL STOCK MARKET INDEX FUND	APRIL 30, 2016	17

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Multiline Retail (continued)
Ollie’s Bargain Outlet Holdings, Inc. (a)	38	$1,005
Sears Holdings Corp. (a)	57	933
Target Corp.	1,537	122,192
Tuesday Morning Corp. (a)	121	1,050

		331,119
Oil & Gas Exploration & Production — 0.0%
Carrizo Oil & Gas, Inc. (a)	154	5,447
Oil, Gas & Consumable Fuels — 5.5%
Alon USA Energy, Inc.	92	966
Anadarko Petroleum Corp.	1,309	69,063
Antero Resources Corp. (a)	176	4,981
Apache Corp.	976	53,094
Bill Barrett Corp. (a)	138	1,098
Cabot Oil & Gas Corp.	1,185	27,729
California Resources Corp.	1,039	2,286
Callon Petroleum Co. (a)	298	3,132
Cheniere Energy, Inc. (a)	609	23,678
Chesapeake Energy Corp. (a)	1,527	10,490
Chevron Corp.	4,818	492,303
Cimarex Energy Co.	245	26,676
Clean Energy Fuels Corp. (a)	354	1,012
Cobalt International Energy, Inc. (a)	1,040	3,359
Columbia Pipeline Group, Inc.	1,001	25,646
Concho Resources, Inc. (a)	329	38,220
ConocoPhillips	3,162	151,112
CONSOL Energy, Inc.	590	8,880
Continental Resources, Inc. (a)	219	8,160
CVR Energy, Inc.	41	995
Delek U.S. Holdings, Inc.	151	2,399
Denbury Resources, Inc.	954	3,682
Devon Energy Corp.	1,242	43,073
DHT Holdings, Inc.	206	1,182
Diamondback Energy, Inc. (a)	181	15,671
Dorian LPG Ltd. (a)	100	1,016
Energen Corp.	247	10,495
EOG Resources, Inc.	1,410	116,494
EQT Corp.	390	27,339
EXCO Resources, Inc. (a)	695	1,056
Exxon Mobil Corp.	10,712	946,941
Frontline Ltd.	121	997
GasLog Ltd.	111	1,422
Golar LNG Ltd.	227	3,764
Green Plains, Inc.	86	1,557
Gulfport Energy Corp. (a)	325	10,172
Hess Corp.	713	42,509
HollyFrontier Corp.	465	16,554
Kinder Morgan, Inc.	4,580	81,341
Kosmos Energy Ltd. (a)	436	2,825
Laredo Petroleum, Inc. (a)	320	3,898
Marathon Oil Corp.	2,187	30,815
Marathon Petroleum Corp.	1,390	54,321

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Matador Resources Co. (a)	205	$4,418
Memorial Resource Development Corp. (a)	229	2,995
Murphy Oil Corp.	467	16,691
Murphy USA, Inc. (a)	104	5,972
Newfield Exploration Co. (a)	516	18,705
Noble Energy, Inc.	1,106	39,938
Nordic American Tankers Ltd.	193	2,974
Northern Oil and Gas, Inc. (a)	186	1,016
Oasis Petroleum, Inc. (a)	458	4,438
Occidental Petroleum Corp.	1,972	151,154
ONEOK, Inc.	581	21,003
Par Pacific Holdings, Inc. (a)	53	1,013
Parsley Energy, Inc., Class A (a)	279	6,534
PBF Energy, Inc., Class A	246	7,916
PDC Energy, Inc. (a)	116	7,284
Phillips 66	1,385	113,722
Pioneer Natural Resources Co.	413	68,599
QEP Resources, Inc.	560	10,041
Range Resources Corp.	536	23,643
Renewable Energy Group, Inc. (a)	109	1,059
RSP Permian, Inc. (a)	159	4,867
Scorpio Tankers, Inc.	415	2,598
SemGroup Corp., Class A	122	3,741
Ship Finance International Ltd.	104	1,578
SM Energy Co.	178	5,546
Southwestern Energy Co. (a)	1,004	13,484
Spectra Energy Corp.	1,722	53,847
Synergy Resources Corp. (a)	352	2,541
Targa Resources Corp.	413	16,710
Teekay Corp.	121	1,355
Teekay Tankers Ltd., Class A	259	1,020
Tesoro Corp.	320	25,501
Valero Energy Corp.	1,230	72,410
Western Refining, Inc.	180	4,817
Whiting Petroleum Corp. (a)	541	6,492
Williams Cos., Inc.	1,931	37,442
World Fuel Services Corp.	183	8,552
WPX Energy, Inc. (a)	613	5,922

		3,149,941
Paper & Forest Products — 0.1%
Boise Cascade Co. (a)	85	1,774
Clearwater Paper Corp. (a)	26	1,553
Domtar Corp.	129	4,985
International Paper Co.	1,050	45,433
KapStone Paper and Packaging Corp.	204	3,242
Louisiana-Pacific Corp. (a)	333	5,661
Neenah Paper, Inc.	19	1,237
PH Glatfelter Co.	83	1,903

18	BLACKROCK TOTAL STOCK MARKET INDEX FUND	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Paper & Forest Products (continued)
Schweitzer-Mauduit International, Inc.	61	$2,098

		67,886
Personal Products — 0.2%
Avon Products, Inc.	1,138	5,360
Coty, Inc., Class A (b)	193	5,867
Edgewell Personal Care Co.	157	12,885
Estee Lauder Cos., Inc., Class A	534	51,195
Herbalife Ltd. (a)	204	11,822
Inter Parfums, Inc.	34	1,041
Nu Skin Enterprises, Inc., Class A	147	5,993
Revlon, Inc., Class A (a)	28	1,020
USANA Health Sciences, Inc. (a)	12	1,421

		96,604
Pharmaceuticals — 4.7%
Aerie Pharmaceuticals, Inc. (a)	64	1,015
Akorn, Inc. (a)	201	5,116
Allergan PLC (a)	1,006	217,859
Amphastar Pharmaceuticals, Inc. (a)	87	1,070
ANI Pharmaceuticals, Inc. (a)	22	1,000
Bristol-Myers Squibb Co.	4,274	308,497
Catalent, Inc. (a)	210	6,201
Cempra, Inc. (a)	100	1,693
Corcept Therapeutics, Inc. (a)	202	964
Dermira, Inc. (a)	45	1,138
Eli Lilly & Co.	2,509	189,505
Endo International PLC (a)	583	15,741
Impax Laboratories, Inc. (a)	184	6,136
Intersect ENT, Inc. (a)	51	1,023
Intra-Cellular Therapies, Inc. (a)	71	2,437
Jazz Pharmaceuticals PLC (a)	157	23,660
Johnson & Johnson	7,099	795,656
Lannett Co., Inc. (a)	67	1,285
Mallinckrodt PLC (a)	301	18,819
Medicines Co. (a)	175	6,228
Merck & Co., Inc.	7,243	397,206
Mylan NV (a)	1,076	44,880
Nektar Therapeutics (a)	339	5,316
Omeros Corp. (a)	97	1,285
Pacira Pharmaceuticals, Inc. (a)	94	5,086
Perrigo Co. PLC	376	36,348
Pfizer, Inc.	15,786	516,360
Phibro Animal Health Corp., Class A	49	1,016
Prestige Brands Holdings, Inc. (a)	130	7,382
Relypsa, Inc. (a)	96	1,738
Revance Therapeutics, Inc. (a)	56	1,029
Sagent Pharmaceuticals, Inc. (a)	85	989
Sciclone Pharmaceuticals, Inc. (a)	107	1,412

Common Stocks	Shares	Value
Pharmaceuticals (continued)
Sucampo Pharmaceuticals, Inc., Class A (a)	94	$1,013
Supernus Pharmaceuticals, Inc. (a)	87	1,493
TherapeuticsMD, Inc. (a)	369	3,044
Theravance Biopharma, Inc. (a)	78	1,619
XenoPort, Inc. (a)	220	968
Zoetis, Inc.	1,284	60,387
Zogenix, Inc. (a)	96	984

		2,694,598
Producer Durables: Miscellaneous — 0.0%
Actua Corp. (a)	108	1,024
PROS Holdings, Inc. (a)	86	1,011
QLIK Technologies, Inc. (a)	234	7,205

		9,240
Professional Services — 0.4%
Advisory Board Co. (a)	108	3,417
CEB, Inc.	84	5,182
Dun & Bradstreet Corp.	90	9,937
Equifax, Inc.	300	36,075
Exponent, Inc.	56	2,791
FTI Consulting, Inc. (a)	99	3,990
Heidrick & Struggles International, Inc.	50	986
Huron Consulting Group, Inc. (a)	51	2,836
ICF International, Inc. (a)	44	1,732
IHS, Inc., Class A (a)	176	21,680
Insperity, Inc.	38	2,005
Kelly Services, Inc., Class A	54	1,014
Kforce, Inc.	56	1,065
Korn/Ferry International	116	3,148
ManpowerGroup, Inc.	205	15,791
Mistras Group, Inc. (a)	42	1,024
Navigant Consulting, Inc. (a)	94	1,500
Nielsen Holdings PLC	936	48,803
On Assignment, Inc. (a)	124	4,471
Paylocity Holding Corp. (a)	39	1,493
Resources Connection, Inc.	84	1,241
Robert Half International, Inc.	362	13,868
RPX Corp. (a)	127	1,407
TransUnion (a)	76	2,276
TriNet Group, Inc. (a)	106	1,762
TrueBlue, Inc. (a)	92	1,719
Verisk Analytics, Inc. (a)	429	33,282
WageWorks, Inc. (a)	87	4,686

		229,181
Real Estate Investment Trusts (REITs) — 4.1%
Acadia Realty Trust	360	12,132
Agree Realty Corp.	33	1,280
Alexander’s, Inc.	4	1,531

BLACKROCK TOTAL STOCK MARKET INDEX FUND	APRIL 30, 2016	19

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Alexandria Real Estate Equities, Inc.	182	$16,917
American Assets Trust, Inc.	81	3,213
American Campus Communities, Inc.	316	14,141
American Capital Agency Corp.	764	14,035
American Capital Mortgage Investment Corp.	70	1,038
American Homes 4 Rent, Class A	514	8,131
American Tower Corp.	1,081	113,375
Annaly Capital Management, Inc.	2,259	23,539
Apartment Investment & Management Co., Class A	432	17,306
Apollo Commercial Real Estate Finance, Inc.	99	1,577
Apple Hospitality REIT, Inc.	419	7,932
ARMOUR Residential REIT, Inc.	54	1,149
Ashford Hospitality Trust, Inc.	222	1,241
AvalonBay Communities, Inc.	338	59,755
Boston Properties, Inc.	393	50,642
Brandywine Realty Trust	452	6,757
Brixmor Property Group, Inc.	435	10,984
Camden Property Trust	213	17,195
Capstead Mortgage Corp.	105	1,021
Care Capital Properties, Inc.	468	12,482
CBL & Associates Properties, Inc.	408	4,765
Cedar Realty Trust, Inc.	190	1,315
Chatham Lodging Trust	96	2,046
Chesapeake Lodging Trust	137	3,374
Chimera Investment Corp.	332	4,714
Colony Capital, Inc., Class A	274	4,844
Colony Starwood Homes	110	2,681
Columbia Property Trust, Inc.	307	6,846
Communications Sales & Leasing, Inc.	694	16,122
Coresite Realty Corp.	52	3,896
Corporate Office Properties Trust	241	6,189
Corrections Corp. of America	280	8,518
Cousins Properties, Inc.	507	5,247
Crown Castle International Corp.	856	74,369
CubeSmart	503	14,894
CyrusOne, Inc.	185	8,164
CYS Investments, Inc.	269	2,182
DCT Industrial Trust, Inc.	224	9,043
DDR Corp.	918	16,065
DiamondRock Hospitality Co.	477	4,250
Digital Realty Trust, Inc.	368	32,377
Douglas Emmett, Inc.	350	11,358
Duke Realty Corp.	898	19,639
DuPont Fabros Technology, Inc.	164	6,530
EastGroup Properties, Inc.	65	3,884
Education Realty Trust, Inc.	155	6,164

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Empire State Realty Trust, Inc., Class A	252	$4,665
EPR Properties	128	8,433
Equinix, Inc.	173	57,151
Equity Commonwealth (a)	313	8,736
Equity Lifestyle Properties, Inc.	232	15,890
Equity One, Inc.	177	5,009
Equity Residential	932	63,441
Essex Property Trust, Inc.	167	36,815
Extra Space Storage, Inc.	305	25,910
Federal Realty Investment Trust	172	26,158
FelCor Lodging Trust, Inc.	394	2,821
First Industrial Realty Trust, Inc.	585	13,420
First Potomac Realty Trust	170	1,430
Forest City Realty Trust, Inc., Class A	764	15,876
Four Corners Property Trust, Inc.	623	11,058
Franklin Street Properties Corp.	221	2,347
Gaming and Leisure Properties, Inc.	460	15,083
General Growth Properties, Inc.	1,485	41,625
Geo Group, Inc.	405	12,972
Gramercy Property Trust	1,016	8,606
Hatteras Financial Corp.	201	3,194
HCP, Inc.	1,188	40,190
Healthcare Realty Trust, Inc.	240	7,267
Healthcare Trust of America, Inc., Class A	323	9,331
Hersha Hospitality Trust	113	2,180
Highwoods Properties, Inc.	222	10,374
Hospitality Properties Trust	357	9,136
Host Hotels & Resorts, Inc.	1,931	30,548
Hudson Pacific Properties, Inc.	471	13,777
InfraREIT, Inc.	61	1,011
Invesco Mortgage Capital, Inc.	202	2,596
Investors Real Estate Trust	277	1,668
iStar, Inc. (a)	178	1,744
Kilroy Realty Corp.	283	18,341
Kimco Realty Corp.	1,037	29,160
Kite Realty Group Trust	211	5,746
Lamar Advertising Co., Class A	262	16,254
LaSalle Hotel Properties	287	6,859
Lexington Realty Trust	440	3,863
Liberty Property Trust	494	17,241
LTC Properties, Inc.	73	3,386
Macerich Co.	378	28,758
Mack-Cali Realty Corp.	226	5,777
Medical Properties Trust, Inc.	548	7,294
MFA Financial, Inc.	1,823	12,597
Mid-America Apartment Communities, Inc.	184	17,611
Monogram Residential Trust, Inc.	362	3,667
National Health Investors, Inc.	84	5,720

20	BLACKROCK TOTAL STOCK MARKET INDEX FUND	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
National Retail Properties, Inc.	358	$15,666
New Residential Investment Corp.	1,110	13,431
New Senior Investment Group, Inc.	221	2,387
New York Mortgage Trust, Inc.	198	1,030
New York REIT, Inc.	385	3,785
NorthStar Realty Europe Corp.	348	4,152
NorthStar Realty Finance Corp.	484	6,190
Omega Healthcare Investors, Inc.	450	15,197
Outfront Media, Inc.	647	14,033
Paramount Group, Inc.	464	7,749
Parkway Properties, Inc.	219	3,603
Pebblebrook Hotel Trust	184	5,086
Pennsylvania Real Estate Investment Trust	174	3,992
Physicians Realty Trust	340	6,164
Piedmont Office Realty Trust, Inc., Class A	689	13,718
Post Properties, Inc.	120	6,883
Potlatch Corp.	94	3,311
Prologis, Inc.	1,352	61,394
PS Business Parks, Inc.	35	3,352
Public Storage	368	90,090
QTS Realty Trust, Inc., Class A	66	3,196
RAIT Financial Trust	337	1,024
Ramco-Gershenson Properties Trust	192	3,400
Rayonier, Inc.	308	7,601
Realty Income Corp.	629	37,237
Redwood Trust, Inc.	127	1,646
Regency Centers Corp.	232	17,098
Retail Opportunity Investments Corp.	204	4,013
Retail Properties of America, Inc., Class A	551	8,810
Rexford Industrial Realty, Inc.	159	2,984
RLJ Lodging Trust	306	6,447
Rouse Properties, Inc.	91	1,681
Sabra Health Care REIT, Inc.	160	3,374
Saul Centers, Inc.	23	1,223
Select Income REIT	122	2,824
Senior Housing Properties Trust	575	10,109
Silver Bay Realty Trust Corp.	94	1,372
Simon Property Group, Inc.	797	160,332
SL Green Realty Corp.	256	26,900
Sovran Self Storage, Inc.	91	9,666
Spirit Realty Capital, Inc.	1,200	13,716
STAG Industrial, Inc.	160	3,194
Starwood Property Trust, Inc.	788	15,256
STORE Capital Corp.	76	1,951
Summit Hotel Properties, Inc.	196	2,234
Sun Communities, Inc.	136	9,230
Sunstone Hotel Investors, Inc.	502	6,431
Tanger Factory Outlet Centers, Inc.	218	7,647

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Taubman Centers, Inc.	156	$10,834
Terreno Realty Corp.	114	2,596
Two Harbors Investment Corp.	1,638	12,826
UDR, Inc.	652	22,768
Urban Edge Properties	183	4,747
Ventas, Inc.	845	52,491
VEREIT, Inc.	2,349	20,859
Vornado Realty Trust	484	46,333
Washington Real Estate Investment Trust	160	4,587
Weingarten Realty Investors	405	14,953
Welltower, Inc.	900	62,478
Weyerhaeuser Co.	2,023	64,979
WP Carey, Inc.	260	15,883
WP GLIMCHER, Inc.	492	5,161
Xenia Hotels & Resorts, Inc.	269	4,137

		2,367,026
Real Estate Management & Development — 0.1%
Alexander & Baldwin, Inc.	123	4,704
Altisource Portfolio Solutions SA (a)	34	1,064
Altisource Residential Corp.	161	1,871
CareTrust REIT, Inc.	146	1,857
CBRE Group, Inc., Class A (a)	729	21,600
Forestar Group, Inc. (a)	103	1,390
Howard Hughes Corp. (a)	104	10,938
Jones Lang LaSalle, Inc.	114	13,129
Kennedy-Wilson Holdings, Inc.	246	5,316
RE/MAX Holdings, Inc., Class A	28	1,030
Realogy Holdings Corp. (a)	463	16,548
RMR Group, Inc., Class A	188	4,685

		84,132
Road & Rail — 0.8%
AMERCO, Inc.	16	5,632
ArcBest Corp.	49	935
Avis Budget Group, Inc. (a)	238	5,974
CSX Corp.	2,513	68,529
Genesee & Wyoming, Inc., Class A (a)	142	9,246
Heartland Express, Inc.	63	1,141
Hertz Global Holdings, Inc. (a)	953	8,825
JB Hunt Transport Services, Inc.	215	17,819
Kansas City Southern	280	26,530
Knight Transportation, Inc.	120	3,188
Landstar System, Inc.	88	5,768
Norfolk Southern Corp.	778	70,106
Old Dominion Freight Line, Inc. (a)	158	10,436
PAM Transportation Services, Inc. (a)	369	9,118
Ryder System, Inc.	129	8,891
Saia, Inc. (a)	46	1,330
Swift Transportation Co. (a)	193	3,208

BLACKROCK TOTAL STOCK MARKET INDEX FUND	APRIL 30, 2016	21

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Road & Rail (continued)
Union Pacific Corp.	2,240	$195,395
USA Truck, Inc. (a)	571	10,118
Werner Enterprises, Inc.	61	1,546

		463,735
Semiconductors & Semiconductor Equipment — 2.1%
Advanced Energy Industries, Inc. (a)	77	2,491
Advanced Micro Devices, Inc. (a)	1,645	5,840
Alpha & Omega Semiconductor Ltd. (a)	229	2,975
Ambarella, Inc. (a)	77	3,165
Amkor Technology, Inc. (a)	209	1,193
Analog Devices, Inc.	792	44,606
Applied Materials, Inc.	2,920	59,772
Applied Micro Circuits Corp. (a)	176	1,098
Broadcom Ltd.	964	140,503
Brooks Automation, Inc.	129	1,220
Cabot Microelectronics Corp.	53	2,220
Cascade Microtech, Inc. (a)	482	10,079
Cavium, Inc. (a)	141	6,961
CEVA, Inc. (a)	45	1,038
Cirrus Logic, Inc. (a)	147	5,307
Cree, Inc. (a)	255	6,250
Cypress Semiconductor Corp.	800	7,224
Diodes, Inc. (a)	84	1,564
DSP Group, Inc. (a)	1,117	10,612
Entegris, Inc. (a)	314	4,173
Fairchild Semiconductor International, Inc. (a)	277	5,540
First Solar, Inc. (a)	42	2,345
FormFactor, Inc. (a)	131	1,009
Inphi Corp. (a)	90	2,670
Integrated Device Technology, Inc. (a)	323	6,227
Intel Corp.	12,122	367,054
Intersil Corp., Class A	283	3,308
KLA-Tencor Corp.	399	27,906
Lam Research Corp.	396	30,254
Lattice Semiconductor Corp. (a)	286	1,593
Linear Technology Corp.	596	26,510
MA-COM Technology Solutions Holdings, Inc. (a)	51	2,085
Marvell Technology Group Ltd.	1,140	11,377
Maxim Integrated Products, Inc.	710	25,361
MaxLinear, Inc., Class A (a)	119	1,993
Microchip Technology, Inc.	540	26,239
Micron Technology, Inc. (a)	2,762	29,692
Microsemi Corp. (a)	261	8,819
MKS Instruments, Inc.	120	4,303
Monolithic Power Systems, Inc.	202	12,609
NeoPhotonics Corp. (a)	77	923
NVIDIA Corp.	1,362	48,392

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
ON Semiconductor Corp. (a)	1,046	$9,906
Photronics, Inc. (a)	122	1,291
Power Integrations, Inc.	60	2,895
Qorvo, Inc. (a)	382	17,202
Rambus, Inc. (a)	268	3,114
Semtech Corp. (a)	158	3,419
Silicon Laboratories, Inc. (a)	98	4,586
Skyworks Solutions, Inc.	485	32,408
SunPower Corp. (a)	138	2,779
Teradyne, Inc.	510	9,644
Tessera Technologies, Inc.	113	3,245
Texas Instruments, Inc.	2,650	151,156
Ultratech, Inc. (a)	66	1,432
Veeco Instruments, Inc. (a)	104	1,915
Xilinx, Inc.	645	27,787

		1,237,279
Software — 4.1%
ACI Worldwide, Inc. (a)	289	5,777
Activision Blizzard, Inc.	1,280	44,122
Adobe Systems, Inc. (a)	1,280	120,602
Allscripts Healthcare Solutions, Inc. (a)	449	6,017
ANSYS, Inc. (a)	227	20,605
Aspen Technology, Inc. (a)	217	8,252
Atlassian Corp. PLC, Class A (a)	65	1,506
Autodesk, Inc. (a)	585	34,995
AVG Technologies NV (a)	93	1,841
Blackbaud, Inc.	115	7,103
Bottomline Technologies, Inc. (a)	99	2,431
BroadSoft, Inc. (a)	73	2,859
CA, Inc.	757	22,453
Cadence Design Systems, Inc. (a)	773	17,926
Callidus Software, Inc. (a)	139	2,544
CDK Global, Inc.	402	19,123
Citrix Systems, Inc. (a)	409	33,473
CommVault Systems, Inc. (a)	113	4,946
Ebix, Inc.	60	2,887
Electronic Arts, Inc. (a)	804	49,727
Ellie Mae, Inc. (a)	73	6,103
EPIQ Systems, Inc.	73	1,078
ePlus, Inc. (a)	13	1,045
Fair Isaac Corp.	75	8,003
FireEye, Inc. (a)	358	6,211
FleetMatics Group PLC (a)	93	3,371
Fortinet, Inc. (a)	365	11,866
Gigamon, Inc. (a)	65	2,118
Glu Mobile, Inc. (a)	377	1,007
Guidewire Software, Inc. (a)	177	10,084
HubSpot, Inc. (a)	47	2,082
Imperva, Inc. (a)	70	3,254
Infoblox, Inc. (a)	158	2,643

22	BLACKROCK TOTAL STOCK MARKET INDEX FUND	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Software (continued)
Interactive Intelligence Group, Inc. (a)	45	$1,673
Intuit, Inc.	657	66,285
Manhattan Associates, Inc. (a)	255	15,438
Mentor Graphics Corp.	225	4,491
Microsoft Corp.	20,719	1,033,256
MicroStrategy, Inc., Class A (a)	23	4,124
Monotype Imaging Holdings, Inc.	100	2,203
Netscout Systems, Inc. (a)	235	5,231
NetSuite, Inc. (a)	104	8,428
Nuance Communications, Inc. (a)	636	10,926
Oracle Corp.	8,119	323,623
Paycom Software, Inc. (a)	77	2,942
Pegasystems, Inc.	82	2,164
Progress Software Corp. (a)	121	3,088
Proofpoint, Inc. (a)	100	5,826
PTC, Inc. (a)	290	10,573
Qualys, Inc. (a)	57	1,435
RealPage, Inc. (a)	135	2,969
Red Hat, Inc. (a)	470	34,484
Rovi Corp. (a)	208	3,665
Rubicon Project, Inc. (a)	67	1,298
salesforce.com, Inc. (a)	1,682	127,496
ServiceNow, Inc. (a)	395	28,235
Silver Spring Networks, Inc. (a)	80	1,124
Splunk, Inc. (a)	396	20,584
SS&C Technologies Holdings, Inc.	205	12,536
Symantec Corp.	1,732	28,829
Synchronoss Technologies, Inc. (a)	97	3,014
Synopsys, Inc. (a)	388	18,438
Tableau Software, Inc., Class A (a)	129	6,669
Take-Two Interactive Software, Inc. (a)	211	7,212
Tangoe, Inc. (a)	116	1,023
TiVo, Inc. (a)	218	2,176
Tyler Technologies, Inc. (a)	85	12,445
Ultimate Software Group, Inc. (a)	88	17,300
VASCO Data Security International, Inc. (a)	74	1,282
Verint Systems, Inc. (a)	157	5,313
VMware, Inc., Class A (a)	210	11,951
Workday, Inc., Class A (a)	270	20,245
Xura, Inc. (a)	59	1,321
Zendesk, Inc. (a)	144	3,254
Zynga, Inc., Class A (a)	1,805	4,296

		2,346,919
Specialty Retail — 2.5%
Aaron’s, Inc.	158	4,141
Abercrombie & Fitch Co., Class A	176	4,704
Advance Auto Parts, Inc.	187	29,191
American Eagle Outfitters, Inc.	461	6,597
Asbury Automotive Group, Inc. (a)	58	3,516

Common Stocks	Shares	Value
Specialty Retail (continued)
Ascena Retail Group, Inc. (a)	449	$3,956
AutoNation, Inc. (a)	175	8,864
AutoZone, Inc. (a)	80	61,218
Barnes & Noble Education, Inc. (a)	106	992
Barnes & Noble, Inc.	125	1,469
Bed Bath & Beyond, Inc. (a)	401	18,935
Best Buy Co., Inc.	713	22,873
BMC Stock Holdings, Inc. (a)	101	1,773
Buckle, Inc.	75	2,170
Cabela’s, Inc. (a)	120	6,258
Caleres, Inc.	103	2,597
CarMax, Inc. (a)	502	26,581
Cato Corp., Class A	64	2,342
Chico’s FAS, Inc.	346	4,363
Children’s Place Retail Stores, Inc.	47	3,662
Conn’s, Inc. (a)	72	989
CST Brands, Inc.	194	7,327
Dick’s Sporting Goods, Inc.	235	10,890
DSW, Inc., Class A	178	4,373
Express, Inc. (a)	192	3,491
Finish Line, Inc., Class A	111	2,192
Five Below, Inc. (a)	138	5,755
Foot Locker, Inc.	357	21,934
Francesca’s Holdings Corp. (a)	112	1,859
GameStop Corp., Class A	270	8,856
Gap, Inc.	588	13,630
Genesco, Inc. (a)	55	3,805
GNC Holdings, Inc., Class A	175	4,263
Group 1 Automotive, Inc.	58	3,819
Guess?, Inc.	151	2,771
Haverty Furniture Cos., Inc.	55	1,027
Hibbett Sports, Inc. (a)	58	2,094
Home Depot, Inc.	3,328	445,586
L Brands, Inc.	635	49,714
Lithia Motors, Inc., Class A	53	4,400
Lowe’s Cos., Inc.	2,300	174,846
Lumber Liquidators Holdings, Inc. (a)	77	1,148
MarineMax, Inc. (a)	64	1,217
Mattress Firm Holding Corp. (a)	48	1,873
Michaels Cos., Inc. (a)	151	4,293
Monro Muffler Brake, Inc.	74	5,122
O’Reilly Automotive, Inc. (a)	258	67,771
Office Depot, Inc. (a)	1,400	8,232
Party City Holdco, Inc. (a)	70	1,003
Penske Automotive Group, Inc.	106	4,148
Pier 1 Imports, Inc.	205	1,412
Rent-A-Center, Inc.	144	2,117
Restoration Hardware Holdings, Inc. (a)	87	3,764
Ross Stores, Inc.	1,065	60,471
Sally Beauty Holdings, Inc. (a)	370	11,618
Select Comfort Corp. (a)	114	2,814

BLACKROCK TOTAL STOCK MARKET INDEX FUND	APRIL 30, 2016	23

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Specialty Retail (continued)
Shoe Carnival, Inc.	39	$1,000
Signet Jewelers Ltd.	205	22,255
Sonic Automotive, Inc., Class A	69	1,294
Staples, Inc.	1,735	17,697
Tailored Brands, Inc.	130	2,265
Tiffany & Co.	291	20,763
Tile Shop Holdings, Inc. (a)	63	1,124
TJX Cos., Inc.	1,748	132,533
Tractor Supply Co.	349	33,036
Ulta Salon Cosmetics & Fragrance, Inc. (a)	164	34,158
Urban Outfitters, Inc. (a)	226	6,852
Vitamin Shoppe, Inc. (a)	60	1,642
West Marine, Inc. (a)	309	3,096
Williams-Sonoma, Inc.	264	15,518
Zumiez, Inc. (a)	59	990

		1,461,049
Technology Hardware, Storage & Peripherals — 3.1%
3D Systems Corp. (a)	288	5,095
Apple, Inc.	14,754	1,383,040
Cray, Inc. (a)	96	3,636
Diebold, Inc.	158	4,151
Electronics for Imaging, Inc. (a)	106	4,223
EMC Corp.	4,968	129,714
Hewlett Packard Enterprise Co.	4,379	72,954
HP, Inc.	4,387	53,828
Lexmark International, Inc., Class A	144	5,558
NCR Corp. (a)	325	9,454
NetApp, Inc.	742	17,541
Nimble Storage, Inc. (a)	157	1,159
Pure Storage, Inc., Class A (a)	75	1,091
QLogic Corp. (a)	192	2,513
SanDisk Corp.	528	39,669
Stratasys Ltd. (a)	137	3,352
Super Micro Computer, Inc. (a)	81	2,180
Synaptics, Inc. (a)	89	6,368
Western Digital Corp.	571	23,334

		1,768,860
Textiles, Apparel & Luxury Goods — 0.9%
Carter’s, Inc.	161	17,174
Coach, Inc.	713	28,712
Columbia Sportswear Co.	71	4,158
Crocs, Inc. (a)	177	1,478
Deckers Outdoor Corp. (a)	81	4,683
Fossil Group, Inc. (a)	110	4,455
G-III Apparel Group Ltd. (a)	99	4,480
Hanesbrands, Inc.	1,023	29,698
Iconix Brand Group, Inc. (a)	115	975
Kate Spade & Co. (a)	333	8,568
lululemon athletica, Inc. (a)	285	18,682
Michael Kors Holdings Ltd. (a)	471	24,332

Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Movado Group, Inc.	36	$1,016
NIKE, Inc., Class B	3,472	204,640
Oxford Industries, Inc.	34	2,258
PVH Corp.	211	20,172
Ralph Lauren Corp.	154	14,354
Skechers U.S.A., Inc., Class A (a)	423	13,980
Steven Madden Ltd. (a)	136	4,761
Tumi Holdings, Inc. (a)	139	3,709
Under Armour, Inc., Class A (a)	456	20,037
Under Armour, Inc., Class C (a)	458	18,686
Unifi, Inc. (a)	39	1,005
Vera Bradley, Inc. (a)	58	1,017
VF Corp.	866	54,601
Wolverine World Wide, Inc.	261	4,946

		512,577
Thrifts & Mortgage Finance — 0.2%
Astoria Financial Corp.	146	2,196
Banc of California, Inc.	98	1,994
Beneficial Bancorp, Inc. (a)	161	2,236
Berkshire Hills Bancorp, Inc.	50	1,357
BofI Holding, Inc. (a)	139	2,831
Capitol Federal Financial, Inc.	224	2,977
Charter Financial Corp.	722	9,047
Essent Group Ltd. (a)	131	2,675
EverBank Financial Corp.	206	3,107
Federal Agricultural Mortgage Corp., Class C	308	12,530
Flagstar Bancorp, Inc. (a)	43	1,018
Hingham Institution for Savings	79	10,111
Kearny Financial Corp.	163	2,057
Ladder Capital Corp.	86	1,024
LendingTree, Inc. (a)	13	1,163
MGIC Investment Corp. (a)	859	6,211
Nationstar Mortgage Holdings, Inc. (a)	87	1,008
New York Community Bancorp, Inc.	1,182	17,766
NMI Holdings, Inc., Class A (a)	177	1,113
Northwest Bancshares, Inc.	121	1,696
Ocwen Financial Corp. (a)	460	1,040
People’s United Financial, Inc.	725	11,238
Provident Financial Services, Inc.	96	1,918
Radian Group, Inc.	465	5,947
Territorial Bancorp, Inc.	539	14,138
TFS Financial Corp.	148	2,649
Walker & Dunlop, Inc. (a)	46	1,014
Washington Federal, Inc.	188	4,567
WSFS Financial Corp.	50	1,707

		128,335
Tobacco — 1.4%
Altria Group, Inc.	5,038	315,933
Philip Morris International, Inc.	3,971	389,634

24	BLACKROCK TOTAL STOCK MARKET INDEX FUND	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Tobacco (continued)
Reynolds American, Inc.	2,111	$104,706
Universal Corp.	52	2,837
Vector Group Ltd.	209	4,514

		817,624
Trading Companies & Distributors — 0.3%
Aceto Corp.	57	1,279
Air Lease Corp.	251	7,650
Aircastle Ltd.	144	3,125
Applied Industrial Technologies, Inc.	98	4,491
Beacon Roofing Supply, Inc. (a)	120	5,128
CAI International, Inc. (a)	191	1,952
Fastenal Co.	752	35,186
GATX Corp.	88	4,043
H&E Equipment Services, Inc.	74	1,497
HD Supply Holdings, Inc. (a)	550	18,854
Kaman Corp.	60	2,525
Lawson Products, Inc. (a)	478	9,364
MRC Global, Inc. (a)	254	3,551
MSC Industrial Direct Co., Inc., Class A	120	9,300
NOW, Inc. (a)	273	4,930
Rush Enterprises, Inc., Class A (a)	88	1,733
TAL International Group, Inc. (a)	79	1,351
Textainer Group Holdings Ltd.	66	1,018
United Rentals, Inc. (a)	285	19,075
Univar, Inc. (a)	90	1,566
Veritiv Corp. (a)	25	1,026
W.W. Grainger, Inc.	159	37,289
Watsco, Inc.	15	2,017
WESCO International, Inc. (a)	108	6,349

		184,299
Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	185	13,022
Wesco Aircraft Holdings, Inc. (a)	154	2,222

		15,244
Water Utilities — 0.1%
American States Water Co.	94	3,919
American Water Works Co., Inc.	460	33,469

Common Stocks	Shares	Value
Water Utilities (continued)
Aqua America, Inc.	498	$15,767
California Water Service Group	131	3,659
SJW Corp.	37	1,273

		58,087
Wireless Telecommunication Services — 0.1%
RingCentral, Inc., Class A (a)	141	2,690
SBA Communications Corp., Class A (a)	331	34,106
Shenandoah Telecommunications Co.	105	3,012
Sprint Corp. (a)	1,948	6,682
T-Mobile U.S., Inc. (a)	710	27,889
Telephone & Data Systems, Inc.	244	7,215
United States Cellular Corp. (a)	34	1,450

		83,044
Total Long-Term Investments (Cost — $54,788,308) — 96.4%		55,672,246

Short-Term Securities	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.55% (c)(d)(e)	$10	9,651
	Shares
BlackRock Premier Government Institutional Fund, 0.17% (c)(d)	616,961	616,961
Total Short-Term Securities (Cost — $626,612) — 1.1%		626,612
Total Investments (Cost — $55,414,920*) — 97.5%		56,298,858
Other Assets Less Liabilities — 2.5%		1,434,641

Net Assets — 100.0%		$57,733,499

*	As of April 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$55,414,920

Gross unrealized appreciation	$1,504,859
Gross unrealized depreciation	(620,921)

Net unrealized appreciation	$883,938

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

BLACKROCK TOTAL STOCK MARKET INDEX FUND	APRIL 30, 2016	25

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

(c)	During the period ended April 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at July 31, 2015	Shares/Beneficial Interest Purchased		Shares/Beneficial Interest Sold	Shares/Beneficial Interest Held at April 30, 2016	Value at April 30, 2016	Income
BlackRock, Inc.	—	321		—	321	$114,382	$508
BlackRock Liquidity Series, LLC, Money Market Series	—	$9,651	[1]	—	$9,651	$9,651	$864	[2]
BlackRock Premier Government Institutional Fund[3]	—	616,961	[1]	—	616,961	$616,961	$1,106
PNC Financial Services Group, Inc.	—	1,322		—	1,322	$116,045	$217
Total					628,255	$857,039	$2,695

[1] Represents net shares/beneficial interest purchased.

[2] Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Formerly FFI Premier Institutional Fund.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Depreciation
1	Russell 2000 Mini Index	June 2016	$112,760	$(2,293)
5	S&P 500 E-Mini Index	June 2016	$514,775	(719)
Total				$(3,012)

Portfolio Abbreviations

S&P	Standard and Poor’s

26	BLACKROCK TOTAL STOCK MARKET INDEX FUND	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$55,672,114	—	$132	$55,672,246
Short-Term Securities	616,961	9,651	—	626,612

Total	$56,289,075	$9,651	$132	$56,298,858

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Equity contracts	(3,012)	—	—	(3,012)
[1] See above Schedule of Investments for values in each sector.
[2] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK TOTAL STOCK MARKET INDEX FUND	APRIL 30, 2016	27

Schedule of Investments (concluded)	BlackRock Total Stock Market Index Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$31,000	—	—	$31,000
Liabilities:
Collateral on securities loaned at value	—	$(9,651)	—	(9,651)

Total	$31,000	$(9,651)	—	$21,349

During the period ended April 30, 2016, there were no transfers between levels.

BLACKROCK TOTAL STOCK MARKET INDEX FUND	APRIL 30, 2016	28

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date:	June 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date:	June 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date:	June 22, 2016